UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

July 31, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Arizona Municipal Income Fund

Class A ETAZX

Annual Shareholder Report July 31, 2026

This annual shareholder report contains important information about the Eaton Vance Arizona Municipal Income Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.73%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to BBB- and below-rated bonds contributed to Index-relative returns during the period

↑ An overweight allocation to and security selections in bonds with 4% coupon rates also helped performance

↑ An overweight exposure to bonds with 17-22 years remaining to maturity contributed to Index-relative returns

↓ In contrast, an allocation to variable-rate demand notes, typically considered defensive investments, weighed on performance

↓ An allocation to taxable municipal bonds detracted from Index-relative returns during the period

↓ An underweight exposure to the transportation sector hurt relative performance during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Arizona Municipal Bond Index
7/16	$9,675	$10,000	$10,000
8/16	$9,738	$10,013	$9,997
9/16	$9,703	$9,964	$9,952
10/16	$9,619	$9,859	$9,866
11/16	$9,286	$9,491	$9,535
12/16	$9,389	$9,603	$9,638
1/17	$9,413	$9,666	$9,699
2/17	$9,458	$9,733	$9,775
3/17	$9,483	$9,754	$9,791
4/17	$9,548	$9,825	$9,872
5/17	$9,692	$9,981	$10,019
6/17	$9,655	$9,945	$9,976
7/17	$9,709	$10,026	$10,045
8/17	$9,772	$10,102	$10,113
9/17	$9,755	$10,051	$10,052
10/17	$9,748	$10,075	$10,079
11/17	$9,721	$10,021	$10,012
12/17	$9,847	$10,126	$10,121
1/18	$9,727	$10,007	$10,000
2/18	$9,680	$9,977	$9,967
3/18	$9,724	$10,014	$10,008
4/18	$9,696	$9,978	$9,972
5/18	$9,817	$10,092	$10,077
6/18	$9,834	$10,101	$10,092
7/18	$9,858	$10,125	$10,108
8/18	$9,860	$10,151	$10,130
9/18	$9,810	$10,086	$10,066
10/18	$9,749	$10,023	$10,012
11/18	$9,835	$10,134	$10,119
12/18	$9,932	$10,256	$10,232
1/19	$10,007	$10,333	$10,310
2/19	$10,062	$10,389	$10,361
3/19	$10,191	$10,553	$10,518
4/19	$10,235	$10,592	$10,556
5/19	$10,342	$10,738	$10,687
6/19	$10,375	$10,778	$10,724
7/19	$10,461	$10,865	$10,814
8/19	$10,601	$11,036	$10,975
9/19	$10,526	$10,948	$10,870
10/19	$10,526	$10,968	$10,900
11/19	$10,538	$10,995	$10,924
12/19	$10,562	$11,029	$10,956
1/20	$10,738	$11,227	$11,151
2/20	$10,882	$11,371	$11,299
3/20	$10,525	$10,959	$10,849
4/20	$10,386	$10,821	$10,801
5/20	$10,716	$11,166	$11,135
6/20	$10,763	$11,258	$11,205
7/20	$10,919	$11,447	$11,363
8/20	$10,866	$11,393	$11,314
9/20	$10,869	$11,396	$11,318
10/20	$10,836	$11,362	$11,284
11/20	$10,992	$11,533	$11,452
12/20	$11,058	$11,603	$11,510
1/21	$11,098	$11,677	$11,561
2/21	$10,906	$11,492	$11,396
3/21	$10,958	$11,563	$11,464
4/21	$11,044	$11,660	$11,547
5/21	$11,095	$11,694	$11,575
6/21	$11,113	$11,727	$11,593
7/21	$11,186	$11,824	$11,690
8/21	$11,158	$11,780	$11,660
9/21	$11,063	$11,695	$11,575
10/21	$11,047	$11,661	$11,548
11/21	$11,123	$11,760	$11,638
12/21	$11,131	$11,779	$11,652
1/22	$10,865	$11,457	$11,344
2/22	$10,817	$11,416	$11,313
3/22	$10,528	$11,046	$10,953
4/22	$10,286	$10,740	$10,637
5/22	$10,362	$10,900	$10,787
6/22	$10,246	$10,721	$10,622
7/22	$10,449	$11,005	$10,887
8/22	$10,249	$10,763	$10,666
9/22	$9,925	$10,350	$10,251
10/22	$9,865	$10,264	$10,164
11/22	$10,234	$10,744	$10,607
12/22	$10,245	$10,775	$10,656
1/23	$10,500	$11,085	$10,934
2/23	$10,268	$10,834	$10,694
3/23	$10,467	$11,074	$10,923
4/23	$10,456	$11,049	$10,888
5/23	$10,376	$10,953	$10,798
6/23	$10,460	$11,063	$10,873
7/23	$10,473	$11,107	$10,932
8/23	$10,369	$10,947	$10,784
9/23	$10,111	$10,626	$10,492
10/23	$9,960	$10,536	$10,417
11/23	$10,595	$11,204	$11,034
12/23	$10,848	$11,465	$11,300
1/24	$10,827	$11,406	$11,231
2/24	$10,843	$11,421	$11,255
3/24	$10,834	$11,421	$11,244
4/24	$10,730	$11,279	$11,122
5/24	$10,746	$11,246	$11,107
6/24	$10,921	$11,418	$11,275
7/24	$11,012	$11,523	$11,365
8/24	$11,066	$11,613	$11,454
9/24	$11,169	$11,728	$11,552
10/24	$11,039	$11,557	$11,396
11/24	$11,205	$11,757	$11,584
12/24	$11,049	$11,586	$11,423
1/25	$11,066	$11,644	$11,487
2/25	$11,170	$11,759	$11,600
3/25	$10,975	$11,560	$11,426
4/25	$10,893	$11,467	$11,341
5/25	$10,836	$11,474	$11,344
6/25	$10,904	$11,546	$11,412
7/25	$10,858	$11,522	$11,404
8/25	$10,953	$11,622	$11,502
9/25	$11,263	$11,892	$11,727
10/25	$11,458	$12,039	$11,855
11/25	$11,490	$12,067	$11,888
12/25	$11,508	$12,078	$11,900
1/26	$11,603	$12,191	$12,003
2/26	$11,788	$12,343	$12,156
3/26	$11,498	$12,056	$11,891
4/26	$11,646	$12,194	$12,031
5/26	$11,719	$12,240	$12,066
6/26	$11,829	$12,358	$12,167
7/26	$11,561	$12,129	$11,956

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	6.47%	0.66%	1.80%
Class A with 3.25% Maximum Sales Charge	3.00%	0.01%	1.46%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%
Bloomberg Arizona Municipal Bond Index	4.84%	0.45%	1.80%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$132,133,356
# of Portfolio Holdings	166
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$390,080

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	7.9%
Electric Utilities	4.0%
Transportation	4.6%
Industrial Development Revenue	4.7%
Housing	6.7%
Water and Sewer	8.3%
Special Tax Revenue	11.2%
Hospital	12.1%
Education	15.0%
General Obligations	25.5%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.4%
BB	2.8%
BBB	7.8%
A	9.4%
AA	57.7%
AAA	16.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2026

ETAZX-TSR-AR

Eaton Vance Arizona Municipal Income Fund

Class C ECAZX

Annual Shareholder Report July 31, 2026

This annual shareholder report contains important information about the Eaton Vance Arizona Municipal Income Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	1.48%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to BBB- and below-rated bonds contributed to Index-relative returns during the period

↑ An overweight allocation to and security selections in bonds with 4% coupon rates also helped performance

↑ An overweight exposure to bonds with 17-22 years remaining to maturity contributed to Index-relative returns

↓ In contrast, an allocation to variable-rate demand notes, typically considered defensive investments, weighed on performance

↓ An allocation to taxable municipal bonds detracted from Index-relative returns during the period

↓ An underweight exposure to the transportation sector hurt relative performance during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg Arizona Municipal Bond Index
7/16	$10,000	$10,000	$10,000
8/16	$10,064	$10,013	$9,997
9/16	$10,019	$9,964	$9,952
10/16	$9,927	$9,859	$9,866
11/16	$9,578	$9,491	$9,535
12/16	$9,680	$9,603	$9,638
1/17	$9,698	$9,666	$9,699
2/17	$9,737	$9,733	$9,775
3/17	$9,756	$9,754	$9,791
4/17	$9,822	$9,825	$9,872
5/17	$9,951	$9,981	$10,019
6/17	$9,913	$9,945	$9,976
7/17	$9,959	$10,026	$10,045
8/17	$10,023	$10,102	$10,113
9/17	$10,004	$10,051	$10,052
10/17	$9,984	$10,075	$10,079
11/17	$9,946	$10,021	$10,012
12/17	$10,067	$10,126	$10,121
1/18	$9,944	$10,007	$10,000
2/18	$9,887	$9,977	$9,967
3/18	$9,924	$10,014	$10,008
4/18	$9,895	$9,978	$9,972
5/18	$10,012	$10,092	$10,077
6/18	$10,014	$10,101	$10,092
7/18	$10,042	$10,125	$10,108
8/18	$10,040	$10,151	$10,130
9/18	$9,980	$10,086	$10,066
10/18	$9,911	$10,023	$10,012
11/18	$9,996	$10,134	$10,119
12/18	$10,090	$10,256	$10,232
1/19	$10,145	$10,333	$10,310
2/19	$10,201	$10,389	$10,361
3/19	$10,334	$10,553	$10,518
4/19	$10,360	$10,592	$10,556
5/19	$10,463	$10,738	$10,687
6/19	$10,498	$10,778	$10,724
7/19	$10,573	$10,865	$10,814
8/19	$10,714	$11,036	$10,975
9/19	$10,632	$10,948	$10,870
10/19	$10,628	$10,968	$10,900
11/19	$10,624	$10,995	$10,924
12/19	$10,642	$11,029	$10,956
1/20	$10,817	$11,227	$11,151
2/20	$10,954	$11,371	$11,299
3/20	$10,588	$10,959	$10,849
4/20	$10,439	$10,821	$10,801
5/20	$10,763	$11,166	$11,135
6/20	$10,802	$11,258	$11,205
7/20	$10,959	$11,447	$11,363
8/20	$10,896	$11,393	$11,314
9/20	$10,885	$11,396	$11,318
10/20	$10,851	$11,362	$11,284
11/20	$11,008	$11,533	$11,452
12/20	$11,063	$11,603	$11,510
1/21	$11,093	$11,677	$11,561
2/21	$10,896	$11,492	$11,396
3/21	$10,938	$11,563	$11,464
4/21	$11,010	$11,660	$11,547
5/21	$11,061	$11,694	$11,575
6/21	$11,072	$11,727	$11,593
7/21	$11,142	$11,824	$11,690
8/21	$11,101	$11,780	$11,660
9/21	$11,001	$11,695	$11,575
10/21	$10,982	$11,661	$11,548
11/21	$11,055	$11,760	$11,638
12/21	$11,046	$11,779	$11,652
1/22	$10,784	$11,457	$11,344
2/22	$10,726	$11,416	$11,313
3/22	$10,433	$11,046	$10,953
4/22	$10,182	$10,740	$10,637
5/22	$10,256	$10,900	$10,787
6/22	$10,128	$10,721	$10,622
7/22	$10,334	$11,005	$10,887
8/22	$10,122	$10,763	$10,666
9/22	$9,799	$10,350	$10,251
10/22	$9,732	$10,264	$10,164
11/22	$10,096	$10,744	$10,607
12/22	$10,092	$10,775	$10,656
1/23	$10,333	$11,085	$10,934
2/23	$10,104	$10,834	$10,694
3/23	$10,286	$11,074	$10,923
4/23	$10,273	$11,049	$10,888
5/23	$10,188	$10,953	$10,798
6/23	$10,269	$11,063	$10,873
7/23	$10,276	$11,107	$10,932
8/23	$10,169	$10,947	$10,784
9/23	$9,907	$10,626	$10,492
10/23	$9,749	$10,536	$10,417
11/23	$10,368	$11,204	$11,034
12/23	$10,608	$11,465	$11,300
1/24	$10,585	$11,406	$11,231
2/24	$10,585	$11,421	$11,255
3/24	$10,574	$11,421	$11,244
4/24	$10,468	$11,279	$11,122
5/24	$10,468	$11,246	$11,107
6/24	$10,638	$11,418	$11,275
7/24	$10,725	$11,523	$11,365
8/24	$10,768	$11,613	$11,454
9/24	$10,865	$11,728	$11,552
10/24	$10,726	$11,557	$11,396
11/24	$10,878	$11,757	$11,584
12/24	$10,717	$11,586	$11,423
1/25	$10,738	$11,644	$11,487
2/25	$10,825	$11,759	$11,600
3/25	$10,641	$11,560	$11,426
4/25	$10,555	$11,467	$11,341
5/25	$10,480	$11,474	$11,344
6/25	$10,547	$11,546	$11,412
7/25	$10,492	$11,522	$11,404
8/25	$10,581	$11,622	$11,502
9/25	$10,880	$11,892	$11,727
10/25	$11,057	$12,039	$11,855
11/25	$11,080	$12,067	$11,888
12/25	$11,092	$12,078	$11,900
1/26	$11,171	$12,191	$12,003
2/26	$11,349	$12,343	$12,156
3/26	$11,061	$12,056	$11,891
4/26	$11,196	$12,194	$12,031
5/26	$11,255	$12,240	$12,066
6/26	$11,358	$12,358	$12,167
7/26	$11,100	$12,129	$11,956

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	5.79%	(0.08)%	1.05%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	4.79%	(0.08)%	1.05%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%
Bloomberg Arizona Municipal Bond Index	4.84%	0.45%	1.80%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$132,133,356
# of Portfolio Holdings	166
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$390,080

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	7.9%
Electric Utilities	4.0%
Transportation	4.6%
Industrial Development Revenue	4.7%
Housing	6.7%
Water and Sewer	8.3%
Special Tax Revenue	11.2%
Hospital	12.1%
Education	15.0%
General Obligations	25.5%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.4%
BB	2.8%
BBB	7.8%
A	9.4%
AA	57.7%
AAA	16.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2026

ECAZX-TSR-AR

Eaton Vance Arizona Municipal Income Fund

Class I EIAZX

Annual Shareholder Report July 31, 2026

This annual shareholder report contains important information about the Eaton Vance Arizona Municipal Income Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	0.54%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to BBB- and below-rated bonds contributed to Index-relative returns during the period

↑ An overweight allocation to and security selections in bonds with 4% coupon rates also helped performance

↑ An overweight exposure to bonds with 17-22 years remaining to maturity contributed to Index-relative returns

↓ In contrast, an allocation to variable-rate demand notes, typically considered defensive investments, weighed on performance

↓ An allocation to taxable municipal bonds detracted from Index-relative returns during the period

↓ An underweight exposure to the transportation sector hurt relative performance during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg Arizona Municipal Bond Index
7/16	$1,000,000	$1,000,000	$1,000,000
8/16	$1,007,738	$1,001,349	$999,654
9/16	$1,004,266	$996,352	$995,210
10/16	$995,678	$985,899	$986,569
11/16	$961,404	$949,129	$953,534
12/16	$972,278	$960,272	$963,833
1/17	$974,870	$966,603	$969,944
2/17	$979,717	$973,315	$977,482
3/17	$982,424	$975,428	$979,082
4/17	$989,323	$982,505	$987,228
5/17	$1,004,390	$998,099	$1,001,874
6/17	$1,000,782	$994,519	$997,609
7/17	$1,006,527	$1,002,565	$1,004,524
8/17	$1,013,280	$1,010,195	$1,011,344
9/17	$1,011,665	$1,005,059	$1,005,165
10/17	$1,011,095	$1,007,512	$1,007,885
11/17	$1,008,458	$1,002,117	$1,001,199
12/17	$1,021,694	$1,012,591	$1,012,139
1/18	$1,009,445	$1,000,670	$999,985
2/18	$1,004,689	$997,680	$996,732
3/18	$1,009,450	$1,001,363	$1,000,789
4/18	$1,006,734	$997,789	$997,223
5/18	$1,019,461	$1,009,215	$1,007,727
6/18	$1,021,360	$1,010,076	$1,009,222
7/18	$1,024,028	$1,012,527	$1,010,808
8/18	$1,024,415	$1,015,127	$1,012,956
9/18	$1,019,339	$1,008,555	$1,006,554
10/18	$1,013,180	$1,002,345	$1,001,208
11/18	$1,022,313	$1,013,439	$1,011,933
12/18	$1,032,569	$1,025,573	$1,023,152
1/19	$1,040,536	$1,033,326	$1,030,994
2/19	$1,046,434	$1,038,858	$1,036,109
3/19	$1,059,999	$1,055,280	$1,051,779
4/19	$1,064,756	$1,059,246	$1,055,582
5/19	$1,076,090	$1,073,849	$1,068,716
6/19	$1,079,686	$1,077,815	$1,072,356
7/19	$1,088,861	$1,086,501	$1,081,358
8/19	$1,103,566	$1,103,639	$1,097,477
9/19	$1,095,943	$1,094,792	$1,087,037
10/19	$1,096,134	$1,096,754	$1,089,969
11/19	$1,097,550	$1,099,497	$1,092,437
12/19	$1,100,260	$1,102,854	$1,095,575
1/20	$1,118,797	$1,122,668	$1,115,051
2/20	$1,133,994	$1,137,146	$1,129,941
3/20	$1,096,980	$1,095,898	$1,084,918
4/20	$1,082,698	$1,082,145	$1,080,091
5/20	$1,117,347	$1,116,569	$1,113,478
6/20	$1,122,430	$1,125,759	$1,120,505
7/20	$1,138,912	$1,144,719	$1,136,311
8/20	$1,133,589	$1,139,348	$1,131,431
9/20	$1,132,901	$1,139,590	$1,131,766
10/20	$1,130,822	$1,136,167	$1,128,409
11/20	$1,147,268	$1,153,312	$1,145,159
12/20	$1,154,327	$1,160,338	$1,151,029
1/21	$1,158,684	$1,167,732	$1,156,136
2/21	$1,138,791	$1,149,178	$1,139,604
3/21	$1,144,431	$1,156,266	$1,146,432
4/21	$1,153,560	$1,165,964	$1,154,679
5/21	$1,159,114	$1,169,443	$1,157,537
6/21	$1,161,173	$1,172,654	$1,159,312
7/21	$1,168,973	$1,182,379	$1,169,009
8/21	$1,166,242	$1,178,040	$1,165,999
9/21	$1,156,532	$1,169,539	$1,157,507
10/21	$1,155,103	$1,166,119	$1,154,753
11/21	$1,163,226	$1,176,046	$1,163,800
12/21	$1,164,197	$1,177,943	$1,165,176
1/22	$1,136,604	$1,145,700	$1,134,441
2/22	$1,131,717	$1,141,595	$1,131,304
3/22	$1,101,682	$1,104,588	$1,095,344
4/22	$1,076,511	$1,074,036	$1,063,717
5/22	$1,084,737	$1,089,990	$1,078,661
6/22	$1,072,692	$1,072,138	$1,062,152
7/22	$1,094,119	$1,100,466	$1,088,742
8/22	$1,073,452	$1,076,347	$1,066,590
9/22	$1,039,593	$1,035,037	$1,025,082
10/22	$1,033,567	$1,026,429	$1,016,382
11/22	$1,072,396	$1,074,438	$1,060,714
12/22	$1,073,746	$1,077,515	$1,065,592
1/23	$1,100,598	$1,108,466	$1,093,352
2/23	$1,076,477	$1,083,402	$1,069,439
3/23	$1,097,520	$1,107,440	$1,092,321
4/23	$1,096,589	$1,104,910	$1,088,769
5/23	$1,088,334	$1,095,335	$1,079,750
6/23	$1,097,367	$1,106,307	$1,087,338
7/23	$1,098,869	$1,110,684	$1,093,233
8/23	$1,088,135	$1,094,694	$1,078,421
9/23	$1,061,271	$1,062,610	$1,049,189
10/23	$1,045,555	$1,053,567	$1,041,681
11/23	$1,112,368	$1,120,449	$1,103,435
12/23	$1,139,168	$1,146,491	$1,129,961
1/24	$1,137,149	$1,140,635	$1,123,114
2/24	$1,139,001	$1,142,100	$1,125,456
3/24	$1,138,311	$1,142,064	$1,124,361
4/24	$1,127,544	$1,127,920	$1,112,231
5/24	$1,129,430	$1,124,611	$1,110,658
6/24	$1,147,956	$1,141,849	$1,127,507
7/24	$1,157,744	$1,152,257	$1,136,455
8/24	$1,163,606	$1,161,344	$1,145,425
9/24	$1,174,646	$1,172,822	$1,155,163
10/24	$1,161,181	$1,155,721	$1,139,554
11/24	$1,178,774	$1,175,685	$1,158,385
12/24	$1,162,645	$1,158,569	$1,142,279
1/25	$1,164,560	$1,164,376	$1,148,681
2/25	$1,175,680	$1,175,920	$1,159,963
3/25	$1,155,424	$1,155,992	$1,142,586
4/25	$1,146,964	$1,146,678	$1,134,126
5/25	$1,141,128	$1,147,415	$1,134,432
6/25	$1,148,527	$1,154,558	$1,141,234
7/25	$1,143,869	$1,152,226	$1,140,399
8/25	$1,154,022	$1,162,241	$1,150,172
9/25	$1,186,855	$1,189,156	$1,172,731
10/25	$1,207,696	$1,203,905	$1,185,491
11/25	$1,211,213	$1,206,666	$1,188,807
12/25	$1,213,365	$1,207,753	$1,190,049
1/26	$1,223,562	$1,219,087	$1,200,316
2/26	$1,243,240	$1,234,281	$1,215,589
3/26	$1,214,232	$1,205,613	$1,189,056
4/26	$1,230,030	$1,219,418	$1,203,089
5/26	$1,236,527	$1,223,971	$1,206,604
6/26	$1,248,365	$1,235,768	$1,216,736
7/26	$1,221,668	$1,212,892	$1,195,616

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	6.80%	0.89%	2.02%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%
Bloomberg Arizona Municipal Bond Index	4.84%	0.45%	1.80%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$132,133,356
# of Portfolio Holdings	166
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$390,080

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	7.9%
Electric Utilities	4.0%
Transportation	4.6%
Industrial Development Revenue	4.7%
Housing	6.7%
Water and Sewer	8.3%
Special Tax Revenue	11.2%
Hospital	12.1%
Education	15.0%
General Obligations	25.5%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.4%
BB	2.8%
BBB	7.8%
A	9.4%
AA	57.7%
AAA	16.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2026

EIAZX-TSR-AR

Eaton Vance Connecticut Municipal Income Fund

Class A ETCTX

Annual Shareholder Report July 31, 2026

This annual shareholder report contains important information about the Eaton Vance Connecticut Municipal Income Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.74%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to BBB- and below-rated bonds contributed to the Fund's performance during the period

↑ An overweight exposure to, and security selections in, bonds with 4% coupon rates also contributed to Index-relative returns

↑ An overweight exposure to bonds with 17-22 years remaining to maturity contributed to performance relative to the Index during the period

↓ In contrast, out-of-Index exposures to variable-rate demand notes, typically considered defensive investments, detracted from returns

↓ An out-of-Index allocation to taxable municipal bonds detracted from performance during the period

↓ An underweight exposure to, and security selections in, the water and sewer sector hurt Index-relative returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Connecticut Municipal Bond Index
7/16	$9,675	$10,000	$10,000
8/16	$9,746	$10,013	$9,998
9/16	$9,726	$9,964	$9,943
10/16	$9,650	$9,859	$9,831
11/16	$9,368	$9,491	$9,503
12/16	$9,420	$9,603	$9,592
1/17	$9,445	$9,666	$9,650
2/17	$9,490	$9,733	$9,711
3/17	$9,506	$9,754	$9,706
4/17	$9,587	$9,825	$9,793
5/17	$9,669	$9,981	$9,904
6/17	$9,629	$9,945	$9,827
7/17	$9,683	$10,026	$9,895
8/17	$9,727	$10,102	$9,978
9/17	$9,724	$10,051	$9,925
10/17	$9,702	$10,075	$9,959
11/17	$9,652	$10,021	$9,903
12/17	$9,726	$10,126	$9,965
1/18	$9,664	$10,007	$9,876
2/18	$9,623	$9,977	$9,854
3/18	$9,640	$10,014	$9,863
4/18	$9,618	$9,978	$9,846
5/18	$9,693	$10,092	$9,950
6/18	$9,709	$10,101	$9,963
7/18	$9,763	$10,125	$10,007
8/18	$9,786	$10,151	$10,025
9/18	$9,732	$10,086	$9,975
10/18	$9,678	$10,023	$9,935
11/18	$9,762	$10,134	$10,036
12/18	$9,857	$10,256	$10,148
1/19	$9,920	$10,333	$10,235
2/19	$9,966	$10,389	$10,300
3/19	$10,070	$10,553	$10,467
4/19	$10,085	$10,592	$10,514
5/19	$10,199	$10,738	$10,655
6/19	$10,243	$10,778	$10,708
7/19	$10,328	$10,865	$10,812
8/19	$10,462	$11,036	$10,947
9/19	$10,397	$10,948	$10,853
10/19	$10,402	$10,968	$10,887
11/19	$10,406	$10,995	$10,914
12/19	$10,430	$11,029	$10,944
1/20	$10,584	$11,227	$11,126
2/20	$10,701	$11,371	$11,238
3/20	$10,397	$10,959	$10,894
4/20	$10,236	$10,821	$10,748
5/20	$10,496	$11,166	$11,086
6/20	$10,582	$11,258	$11,195
7/20	$10,739	$11,447	$11,386
8/20	$10,698	$11,393	$11,356
9/20	$10,709	$11,396	$11,371
10/20	$10,689	$11,362	$11,350
11/20	$10,827	$11,533	$11,489
12/20	$10,900	$11,603	$11,527
1/21	$10,962	$11,677	$11,575
2/21	$10,796	$11,492	$11,422
3/21	$10,837	$11,563	$11,487
4/21	$10,911	$11,660	$11,551
5/21	$10,953	$11,694	$11,586
6/21	$10,974	$11,727	$11,602
7/21	$11,056	$11,824	$11,705
8/21	$11,022	$11,780	$11,665
9/21	$10,935	$11,695	$11,601
10/21	$10,911	$11,661	$11,560
11/21	$10,994	$11,760	$11,631
12/21	$10,992	$11,779	$11,642
1/22	$10,743	$11,457	$11,356
2/22	$10,687	$11,416	$11,321
3/22	$10,416	$11,046	$10,988
4/22	$10,165	$10,740	$10,747
5/22	$10,259	$10,900	$10,899
6/22	$10,095	$10,721	$10,796
7/22	$10,354	$11,005	$11,058
8/22	$10,092	$10,763	$10,845
9/22	$9,755	$10,350	$10,509
10/22	$9,701	$10,264	$10,460
11/22	$10,170	$10,744	$10,858
12/22	$10,171	$10,775	$10,903
1/23	$10,433	$11,085	$11,158
2/23	$10,192	$10,834	$10,943
3/23	$10,402	$11,074	$11,180
4/23	$10,392	$11,049	$11,126
5/23	$10,293	$10,953	$11,029
6/23	$10,372	$11,063	$11,122
7/23	$10,397	$11,107	$11,147
8/23	$10,265	$10,947	$11,040
9/23	$9,977	$10,626	$10,763
10/23	$9,834	$10,536	$10,723
11/23	$10,500	$11,204	$11,272
12/23	$10,762	$11,465	$11,495
1/24	$10,742	$11,406	$11,440
2/24	$10,758	$11,421	$11,456
3/24	$10,751	$11,421	$11,452
4/24	$10,652	$11,279	$11,324
5/24	$10,644	$11,246	$11,246
6/24	$10,797	$11,418	$11,409
7/24	$10,882	$11,523	$11,522
8/24	$10,943	$11,613	$11,625
9/24	$11,053	$11,728	$11,726
10/24	$10,908	$11,557	$11,556
11/24	$11,075	$11,757	$11,701
12/24	$10,929	$11,586	$11,578
1/25	$10,979	$11,644	$11,668
2/25	$11,088	$11,759	$11,778
3/25	$10,870	$11,560	$11,627
4/25	$10,841	$11,467	$11,552
5/25	$10,787	$11,474	$11,609
6/25	$10,886	$11,546	$11,721
7/25	$10,843	$11,522	$11,733
8/25	$10,954	$11,622	$11,838
9/25	$11,256	$11,892	$11,993
10/25	$11,439	$12,039	$12,095
11/25	$11,480	$12,067	$12,132
12/25	$11,509	$12,078	$12,152
1/26	$11,609	$12,191	$12,280
2/26	$11,757	$12,343	$12,399
3/26	$11,497	$12,056	$12,139
4/26	$11,636	$12,194	$12,226
5/26	$11,701	$12,240	$12,268
6/26	$11,781	$12,358	$12,355
7/26	$11,557	$12,129	$12,162

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	6.55%	0.88%	1.79%
Class A with 3.25% Maximum Sales Charge	3.06%	0.22%	1.46%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%
Bloomberg Connecticut Municipal Bond Index	3.66%	0.77%	1.98%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$177,414,464
# of Portfolio Holdings	268
Portfolio Turnover Rate	97%
Total Advisory Fees Paid	$557,373

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.3%
Senior Living/Life Care	3.5%
Special Tax Revenue	5.3%
Water and Sewer	6.3%
Housing	9.0%
Hospital	9.3%
Education	25.1%
General Obligations	35.2%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	6.7%
BB	1.5%
BBB	3.7%
A	23.2%
AA	52.0%
AAA	12.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2026

ETCTX-TSR-AR

Eaton Vance Connecticut Municipal Income Fund

Class C ECCTX

Annual Shareholder Report July 31, 2026

This annual shareholder report contains important information about the Eaton Vance Connecticut Municipal Income Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$153	1.49%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to BBB- and below-rated bonds contributed to the Fund's performance during the period

↑ An overweight exposure to, and security selections in, bonds with 4% coupon rates also contributed to Index-relative returns

↑ An overweight exposure to bonds with 17-22 years remaining to maturity contributed to performance relative to the Index during the period

↓ In contrast, out-of-Index exposures to variable-rate demand notes, typically considered defensive investments, detracted from returns

↓ An out-of-Index allocation to taxable municipal bonds detracted from performance during the period

↓ An underweight exposure to, and security selections in, the water and sewer sector hurt Index-relative returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg Connecticut Municipal Bond Index
7/16	$10,000	$10,000	$10,000
8/16	$10,058	$10,013	$9,998
9/16	$10,031	$9,964	$9,943
10/16	$9,945	$9,859	$9,831
11/16	$9,648	$9,491	$9,503
12/16	$9,705	$9,603	$9,592
1/17	$9,715	$9,666	$9,650
2/17	$9,755	$9,733	$9,711
3/17	$9,775	$9,754	$9,706
4/17	$9,843	$9,825	$9,793
5/17	$9,921	$9,981	$9,904
6/17	$9,883	$9,945	$9,827
7/17	$9,923	$10,026	$9,895
8/17	$9,962	$10,102	$9,978
9/17	$9,953	$10,051	$9,925
10/17	$9,924	$10,075	$9,959
11/17	$9,866	$10,021	$9,903
12/17	$9,935	$10,126	$9,965
1/18	$9,865	$10,007	$9,876
2/18	$9,828	$9,977	$9,854
3/18	$9,829	$10,014	$9,863
4/18	$9,810	$9,978	$9,846
5/18	$9,870	$10,092	$9,950
6/18	$9,891	$10,101	$9,963
7/18	$9,929	$10,125	$10,007
8/18	$9,957	$10,151	$10,025
9/18	$9,885	$10,086	$9,975
10/18	$9,823	$10,023	$9,935
11/18	$9,903	$10,134	$10,036
12/18	$9,993	$10,256	$10,148
1/19	$10,052	$10,333	$10,235
2/19	$10,092	$10,389	$10,300
3/19	$10,191	$10,553	$10,467
4/19	$10,210	$10,592	$10,514
5/19	$10,319	$10,738	$10,655
6/19	$10,358	$10,778	$10,708
7/19	$10,426	$10,865	$10,812
8/19	$10,567	$11,036	$10,947
9/19	$10,494	$10,948	$10,853
10/19	$10,481	$10,968	$10,887
11/19	$10,489	$10,995	$10,914
12/19	$10,506	$11,029	$10,944
1/20	$10,655	$11,227	$11,126
2/20	$10,756	$11,371	$11,238
3/20	$10,442	$10,959	$10,894
4/20	$10,274	$10,821	$10,748
5/20	$10,540	$11,166	$11,086
6/20	$10,620	$11,258	$11,195
7/20	$10,761	$11,447	$11,386
8/20	$10,724	$11,393	$11,356
9/20	$10,718	$11,396	$11,371
10/20	$10,690	$11,362	$11,350
11/20	$10,822	$11,533	$11,489
12/20	$10,889	$11,603	$11,527
1/21	$10,944	$11,677	$11,575
2/21	$10,771	$11,492	$11,422
3/21	$10,805	$11,563	$11,487
4/21	$10,872	$11,660	$11,551
5/21	$10,907	$11,694	$11,586
6/21	$10,921	$11,727	$11,602
7/21	$10,997	$11,824	$11,705
8/21	$10,955	$11,780	$11,665
9/21	$10,861	$11,695	$11,601
10/21	$10,831	$11,661	$11,560
11/21	$10,907	$11,760	$11,631
12/21	$10,908	$11,779	$11,642
1/22	$10,642	$11,457	$11,356
2/22	$10,582	$11,416	$11,321
3/22	$10,315	$11,046	$10,988
4/22	$10,050	$10,740	$10,747
5/22	$10,147	$10,900	$10,899
6/22	$9,978	$10,721	$10,796
7/22	$10,228	$11,005	$11,058
8/22	$9,962	$10,763	$10,845
9/22	$9,612	$10,350	$10,509
10/22	$9,562	$10,264	$10,460
11/22	$10,010	$10,744	$10,858
12/22	$10,014	$10,775	$10,903
1/23	$10,256	$11,085	$11,158
2/23	$10,013	$10,834	$10,943
3/23	$10,213	$11,074	$11,180
4/23	$10,208	$11,049	$11,126
5/23	$10,092	$10,953	$11,029
6/23	$10,164	$11,063	$11,122
7/23	$10,193	$11,107	$11,147
8/23	$10,057	$10,947	$11,040
9/23	$9,757	$10,626	$10,763
10/23	$9,621	$10,536	$10,723
11/23	$10,258	$11,204	$11,272
12/23	$10,507	$11,465	$11,495
1/24	$10,493	$11,406	$11,440
2/24	$10,490	$11,421	$11,456
3/24	$10,477	$11,421	$11,452
4/24	$10,384	$11,279	$11,324
5/24	$10,370	$11,246	$11,246
6/24	$10,502	$11,418	$11,409
7/24	$10,589	$11,523	$11,522
8/24	$10,643	$11,613	$11,625
9/24	$10,732	$11,728	$11,726
10/24	$10,583	$11,557	$11,556
11/24	$10,739	$11,757	$11,701
12/24	$10,601	$11,586	$11,578
1/25	$10,643	$11,644	$11,668
2/25	$10,732	$11,759	$11,778
3/25	$10,524	$11,560	$11,627
4/25	$10,490	$11,467	$11,552
5/25	$10,431	$11,474	$11,609
6/25	$10,520	$11,546	$11,721
7/25	$10,460	$11,522	$11,733
8/25	$10,573	$11,622	$11,838
9/25	$10,858	$11,892	$11,993
10/25	$11,017	$12,039	$12,095
11/25	$11,061	$12,067	$12,132
12/25	$11,082	$12,078	$12,152
1/26	$11,159	$12,191	$12,280
2/26	$11,308	$12,343	$12,399
3/26	$11,049	$12,056	$12,139
4/26	$11,176	$12,194	$12,226
5/26	$11,221	$12,240	$12,268
6/26	$11,302	$12,358	$12,355
7/26	$11,075	$12,129	$12,162

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	5.88%	0.14%	1.03%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	4.88%	0.14%	1.03%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%
Bloomberg Connecticut Municipal Bond Index	3.66%	0.77%	1.98%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$177,414,464
# of Portfolio Holdings	268
Portfolio Turnover Rate	97%
Total Advisory Fees Paid	$557,373

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.3%
Senior Living/Life Care	3.5%
Special Tax Revenue	5.3%
Water and Sewer	6.3%
Housing	9.0%
Hospital	9.3%
Education	25.1%
General Obligations	35.2%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	6.7%
BB	1.5%
BBB	3.7%
A	23.2%
AA	52.0%
AAA	12.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2026

ECCTX-TSR-AR

Eaton Vance Connecticut Municipal Income Fund

Class I EICTX

Annual Shareholder Report July 31, 2026

This annual shareholder report contains important information about the Eaton Vance Connecticut Municipal Income Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	0.54%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to BBB- and below-rated bonds contributed to the Fund's performance during the period

↑ An overweight exposure to, and security selections in, bonds with 4% coupon rates also contributed to Index-relative returns

↑ An overweight exposure to bonds with 17-22 years remaining to maturity contributed to performance relative to the Index during the period

↓ In contrast, out-of-Index exposures to variable-rate demand notes, typically considered defensive investments, detracted from returns

↓ An out-of-Index allocation to taxable municipal bonds detracted from performance during the period

↓ An underweight exposure to, and security selections in, the water and sewer sector hurt Index-relative returns during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg Connecticut Municipal Bond Index
7/16	$1,000,000	$1,000,000	$1,000,000
8/16	$1,007,555	$1,001,349	$999,844
9/16	$1,005,615	$996,352	$994,331
10/16	$997,889	$985,899	$983,103
11/16	$968,943	$949,129	$950,302
12/16	$974,499	$960,272	$959,192
1/17	$977,261	$966,603	$965,030
2/17	$981,999	$973,315	$971,126
3/17	$984,771	$975,428	$970,647
4/17	$992,416	$982,505	$979,347
5/17	$1,001,073	$998,099	$990,353
6/17	$998,038	$994,519	$982,695
7/17	$1,002,829	$1,002,565	$989,503
8/17	$1,007,592	$1,010,195	$997,828
9/17	$1,007,452	$1,005,059	$992,538
10/17	$1,005,330	$1,007,512	$995,912
11/17	$1,000,257	$1,002,117	$990,266
12/17	$1,008,111	$1,012,591	$996,490
1/18	$1,001,836	$1,000,670	$987,635
2/18	$998,798	$997,680	$985,358
3/18	$999,692	$1,001,363	$986,303
4/18	$997,548	$997,789	$984,552
5/18	$1,005,488	$1,009,215	$994,973
6/18	$1,007,411	$1,010,076	$996,296
7/18	$1,013,119	$1,012,527	$1,000,669
8/18	$1,015,744	$1,015,127	$1,002,531
9/18	$1,010,275	$1,008,555	$997,482
10/18	$1,004,800	$1,002,345	$993,497
11/18	$1,013,718	$1,013,439	$1,003,604
12/18	$1,023,726	$1,025,573	$1,014,794
1/19	$1,030,515	$1,033,326	$1,023,474
2/19	$1,035,379	$1,038,858	$1,030,047
3/19	$1,046,367	$1,055,280	$1,046,688
4/19	$1,048,089	$1,059,246	$1,051,350
5/19	$1,061,179	$1,073,849	$1,065,472
6/19	$1,065,933	$1,077,815	$1,070,765
7/19	$1,073,856	$1,086,501	$1,081,183
8/19	$1,089,120	$1,103,639	$1,094,668
9/19	$1,081,448	$1,094,792	$1,085,301
10/19	$1,082,106	$1,096,754	$1,088,726
11/19	$1,083,767	$1,099,497	$1,091,430
12/19	$1,085,378	$1,102,854	$1,094,367
1/20	$1,102,674	$1,122,668	$1,112,641
2/20	$1,113,924	$1,137,146	$1,123,794
3/20	$1,082,451	$1,095,898	$1,089,390
4/20	$1,065,934	$1,082,145	$1,074,752
5/20	$1,094,281	$1,116,569	$1,108,565
6/20	$1,103,401	$1,125,759	$1,119,500
7/20	$1,118,934	$1,144,719	$1,138,550
8/20	$1,115,959	$1,139,348	$1,135,596
9/20	$1,116,221	$1,139,590	$1,137,136
10/20	$1,114,279	$1,136,167	$1,135,024
11/20	$1,128,833	$1,153,312	$1,148,854
12/20	$1,136,686	$1,160,338	$1,152,712
1/21	$1,143,349	$1,167,732	$1,157,499
2/21	$1,126,138	$1,149,178	$1,142,171
3/21	$1,130,688	$1,156,266	$1,148,690
4/21	$1,138,553	$1,165,964	$1,155,054
5/21	$1,143,097	$1,169,443	$1,158,603
6/21	$1,145,494	$1,172,654	$1,160,234
7/21	$1,154,315	$1,182,379	$1,170,466
8/21	$1,150,912	$1,178,040	$1,166,534
9/21	$1,141,989	$1,169,539	$1,160,079
10/21	$1,139,698	$1,166,119	$1,156,036
11/21	$1,148,566	$1,176,046	$1,163,118
12/21	$1,149,619	$1,177,943	$1,164,153
1/22	$1,122,675	$1,145,700	$1,135,579
2/22	$1,117,089	$1,141,595	$1,132,108
3/22	$1,089,986	$1,104,588	$1,098,846
4/22	$1,062,888	$1,074,036	$1,074,715
5/22	$1,072,891	$1,089,990	$1,089,854
6/22	$1,057,048	$1,072,138	$1,079,610
7/22	$1,083,114	$1,100,466	$1,105,823
8/22	$1,055,961	$1,076,347	$1,084,543
9/22	$1,020,845	$1,035,037	$1,050,935
10/22	$1,015,329	$1,026,429	$1,045,959
11/22	$1,064,635	$1,074,438	$1,085,838
12/22	$1,065,996	$1,077,515	$1,090,346
1/23	$1,092,505	$1,108,466	$1,115,794
2/23	$1,067,470	$1,083,402	$1,094,281
3/23	$1,089,624	$1,107,440	$1,118,020
4/23	$1,088,731	$1,104,910	$1,112,586
5/23	$1,078,543	$1,095,335	$1,102,886
6/23	$1,087,014	$1,106,307	$1,112,232
7/23	$1,089,781	$1,110,684	$1,114,738
8/23	$1,077,332	$1,094,694	$1,103,959
9/23	$1,046,165	$1,062,610	$1,076,293
10/23	$1,031,373	$1,053,567	$1,072,322
11/23	$1,101,381	$1,120,449	$1,127,205
12/23	$1,129,001	$1,146,491	$1,149,519
1/24	$1,127,158	$1,140,635	$1,143,964
2/24	$1,128,944	$1,142,100	$1,145,632
3/24	$1,128,400	$1,142,064	$1,145,168
4/24	$1,119,381	$1,127,920	$1,132,434
5/24	$1,118,754	$1,124,611	$1,124,632
6/24	$1,133,830	$1,141,849	$1,140,876
7/24	$1,144,115	$1,152,257	$1,152,239
8/24	$1,150,785	$1,161,344	$1,162,527
9/24	$1,161,288	$1,172,822	$1,172,620
10/24	$1,146,223	$1,155,721	$1,155,578
11/24	$1,163,962	$1,175,685	$1,170,135
12/24	$1,150,034	$1,158,569	$1,157,811
1/25	$1,154,240	$1,164,376	$1,166,771
2/25	$1,165,905	$1,175,920	$1,177,777
3/25	$1,143,179	$1,155,992	$1,162,734
4/25	$1,141,594	$1,146,678	$1,155,163
5/25	$1,134,847	$1,147,415	$1,160,906
6/25	$1,145,447	$1,154,558	$1,172,097
7/25	$1,141,111	$1,152,226	$1,173,308
8/25	$1,153,030	$1,162,241	$1,183,771
9/25	$1,186,224	$1,189,156	$1,199,342
10/25	$1,204,471	$1,203,905	$1,209,494
11/25	$1,210,251	$1,206,666	$1,213,172
12/25	$1,213,509	$1,207,753	$1,215,204
1/26	$1,222,926	$1,219,087	$1,227,995
2/26	$1,240,021	$1,234,281	$1,239,935
3/26	$1,211,534	$1,205,613	$1,213,897
4/26	$1,227,622	$1,219,418	$1,222,621
5/26	$1,233,473	$1,223,971	$1,226,774
6/26	$1,243,362	$1,235,768	$1,235,528
7/26	$1,218,270	$1,212,892	$1,216,248

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	6.76%	1.08%	1.99%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%
Bloomberg Connecticut Municipal Bond Index	3.66%	0.77%	1.98%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$177,414,464
# of Portfolio Holdings	268
Portfolio Turnover Rate	97%
Total Advisory Fees Paid	$557,373

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.3%
Senior Living/Life Care	3.5%
Special Tax Revenue	5.3%
Water and Sewer	6.3%
Housing	9.0%
Hospital	9.3%
Education	25.1%
General Obligations	35.2%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	6.7%
BB	1.5%
BBB	3.7%
A	23.2%
AA	52.0%
AAA	12.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2026

EICTX-TSR-AR

Eaton Vance Minnesota Municipal Income Fund

Class A ETMNX

Annual Shareholder Report July 31, 2026

This annual shareholder report contains important information about the Eaton Vance Minnesota Municipal Income Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.72%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight allocation to, and security selections in healthcare/hospital bonds contributed to Index-relative returns during the period

↑ An overweight allocation to, and security selections in bonds with 4.00% coupon rates also contributed to performance

↑ An overweight exposure to, and security selections in bonds with 17 to 22 years to maturity also contributed to performance during the period

↓ In contrast, security selections in bonds with 8-12 years remaining to maturity detracted from the Fund's performance

↓ An allocation to variable-rate demand notes and floating-rate notes — typically considered defensive investments — also detracted from returns

↓ An underweight position in, and security selections in the leasing sector also hurt performance during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Minnesota Municipal Bond Index
7/16	$9,675	$10,000	$10,000
8/16	$9,697	$10,013	$10,005
9/16	$9,650	$9,964	$9,950
10/16	$9,563	$9,859	$9,867
11/16	$9,249	$9,491	$9,509
12/16	$9,352	$9,603	$9,619
1/17	$9,374	$9,666	$9,687
2/17	$9,416	$9,733	$9,772
3/17	$9,437	$9,754	$9,791
4/17	$9,498	$9,825	$9,859
5/17	$9,651	$9,981	$9,979
6/17	$9,612	$9,945	$9,939
7/17	$9,654	$10,026	$10,017
8/17	$9,715	$10,102	$10,069
9/17	$9,675	$10,051	$10,016
10/17	$9,676	$10,075	$10,035
11/17	$9,646	$10,021	$9,956
12/17	$9,738	$10,126	$10,055
1/18	$9,595	$10,007	$9,951
2/18	$9,545	$9,977	$9,927
3/18	$9,596	$10,014	$9,951
4/18	$9,555	$9,978	$9,923
5/18	$9,658	$10,092	$10,011
6/18	$9,658	$10,101	$10,021
7/18	$9,669	$10,125	$10,048
8/18	$9,689	$10,151	$10,060
9/18	$9,625	$10,086	$9,997
10/18	$9,562	$10,023	$9,948
11/18	$9,657	$10,134	$10,060
12/18	$9,773	$10,256	$10,193
1/19	$9,846	$10,333	$10,271
2/19	$9,898	$10,389	$10,324
3/19	$10,024	$10,553	$10,467
4/19	$10,053	$10,592	$10,488
5/19	$10,167	$10,738	$10,616
6/19	$10,207	$10,778	$10,661
7/19	$10,289	$10,865	$10,750
8/19	$10,447	$11,036	$10,898
9/19	$10,368	$10,948	$10,803
10/19	$10,364	$10,968	$10,824
11/19	$10,372	$10,995	$10,848
12/19	$10,401	$11,029	$10,872
1/20	$10,557	$11,227	$11,054
2/20	$10,661	$11,371	$11,169
3/20	$10,386	$10,959	$10,889
4/20	$10,262	$10,821	$10,775
5/20	$10,571	$11,166	$11,118
6/20	$10,609	$11,258	$11,157
7/20	$10,744	$11,447	$11,311
8/20	$10,705	$11,393	$11,255
9/20	$10,710	$11,396	$11,264
10/20	$10,671	$11,362	$11,238
11/20	$10,798	$11,533	$11,381
12/20	$10,835	$11,603	$11,429
1/21	$10,872	$11,677	$11,470
2/21	$10,724	$11,492	$11,314
3/21	$10,761	$11,563	$11,368
4/21	$10,832	$11,660	$11,456
5/21	$10,858	$11,694	$11,470
6/21	$10,874	$11,727	$11,490
7/21	$10,955	$11,824	$11,586
8/21	$10,925	$11,780	$11,539
9/21	$10,851	$11,695	$11,462
10/21	$10,832	$11,661	$11,420
11/21	$10,891	$11,760	$11,508
12/21	$10,894	$11,779	$11,526
1/22	$10,661	$11,457	$11,232
2/22	$10,620	$11,416	$11,201
3/22	$10,376	$11,046	$10,871
4/22	$10,166	$10,740	$10,603
5/22	$10,293	$10,900	$10,737
6/22	$10,177	$10,721	$10,588
7/22	$10,373	$11,005	$10,843
8/22	$10,186	$10,763	$10,640
9/22	$9,876	$10,350	$10,272
10/22	$9,827	$10,264	$10,185
11/22	$10,188	$10,744	$10,636
12/22	$10,196	$10,775	$10,677
1/23	$10,432	$11,085	$10,946
2/23	$10,236	$10,834	$10,727
3/23	$10,406	$11,074	$10,953
4/23	$10,382	$11,049	$10,910
5/23	$10,289	$10,953	$10,794
6/23	$10,369	$11,063	$10,851
7/23	$10,378	$11,107	$10,911
8/23	$10,263	$10,947	$10,775
9/23	$9,940	$10,626	$10,440
10/23	$9,792	$10,536	$10,378
11/23	$10,484	$11,204	$11,008
12/23	$10,709	$11,465	$11,220
1/24	$10,689	$11,406	$11,155
2/24	$10,694	$11,421	$11,181
3/24	$10,674	$11,421	$11,161
4/24	$10,572	$11,279	$11,029
5/24	$10,577	$11,246	$10,963
6/24	$10,712	$11,418	$11,142
7/24	$10,788	$11,523	$11,259
8/24	$10,840	$11,613	$11,346
9/24	$10,953	$11,728	$11,452
10/24	$10,802	$11,557	$11,282
11/24	$11,000	$11,757	$11,457
12/24	$10,824	$11,586	$11,300
1/25	$10,816	$11,644	$11,364
2/25	$10,942	$11,759	$11,484
3/25	$10,703	$11,560	$11,300
4/25	$10,623	$11,467	$11,217
5/25	$10,543	$11,474	$11,251
6/25	$10,609	$11,546	$11,310
7/25	$10,516	$11,522	$11,312
8/25	$10,645	$11,622	$11,407
9/25	$10,984	$11,892	$11,640
10/25	$11,163	$12,039	$11,762
11/25	$11,194	$12,067	$11,796
12/25	$11,212	$12,078	$11,823
1/26	$11,278	$12,191	$11,944
2/26	$11,435	$12,343	$12,064
3/26	$11,176	$12,056	$11,793
4/26	$11,333	$12,194	$11,922
5/26	$11,376	$12,240	$11,949
6/26	$11,457	$12,358	$12,039
7/26	$11,217	$12,129	$11,825

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	6.68%	0.48%	1.49%
Class A with 3.25% Maximum Sales Charge	3.18%	(0.18)%	1.15%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%
Bloomberg Minnesota Municipal Bond Index	4.53%	0.41%	1.69%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$247,792,433
# of Portfolio Holdings	163
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$927,811

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.7%
Special Tax Revenue	3.5%
Lease Rev./Cert. of Participation	4.1%
Housing	4.3%
Transportation	6.2%
Electric Utilities	9.7%
Education	10.7%
Hospital	18.2%
General Obligations	36.6%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	4.2%
BB	0.6%
BBB	1.0%
A	17.6%
AA	59.8%
AAA	16.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2026

ETMNX-TSR-AR

Eaton Vance Minnesota Municipal Income Fund

Class C ECMNX

Annual Shareholder Report July 31, 2026

This annual shareholder report contains important information about the Eaton Vance Minnesota Municipal Income Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.47%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight allocation to, and security selections in healthcare/hospital bonds contributed to Index-relative returns during the period

↑ An overweight allocation to, and security selections in bonds with 4.00% coupon rates also contributed to performance

↑ An overweight exposure to, and security selections in bonds with 17 to 22 years to maturity also contributed to performance during the period

↓ In contrast, security selections in bonds with 8-12 years remaining to maturity detracted from the Fund's performance

↓ An allocation to variable-rate demand notes and floating-rate notes — typically considered defensive investments — also detracted from returns

↓ An underweight position in, and security selections in the leasing sector also hurt performance during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg Minnesota Municipal Bond Index
7/16	$10,000	$10,000	$10,000
8/16	$10,017	$10,013	$10,005
9/16	$9,967	$9,964	$9,950
10/16	$9,878	$9,859	$9,867
11/16	$9,545	$9,491	$9,509
12/16	$9,648	$9,603	$9,619
1/17	$9,665	$9,666	$9,687
2/17	$9,701	$9,733	$9,772
3/17	$9,716	$9,754	$9,791
4/17	$9,771	$9,825	$9,859
5/17	$9,912	$9,981	$9,979
6/17	$9,870	$9,945	$9,939
7/17	$9,915	$10,026	$10,017
8/17	$9,969	$10,102	$10,069
9/17	$9,926	$10,051	$10,016
10/17	$9,922	$10,075	$10,035
11/17	$9,869	$10,021	$9,956
12/17	$9,972	$10,126	$10,055
1/18	$9,812	$10,007	$9,951
2/18	$9,760	$9,977	$9,927
3/18	$9,804	$10,014	$9,951
4/18	$9,750	$9,978	$9,923
5/18	$9,853	$10,092	$10,011
6/18	$9,839	$10,101	$10,021
7/18	$9,853	$10,125	$10,048
8/18	$9,858	$10,151	$10,060
9/18	$9,793	$10,086	$9,997
10/18	$9,719	$10,023	$9,948
11/18	$9,814	$10,134	$10,060
12/18	$9,928	$10,256	$10,193
1/19	$10,002	$10,333	$10,271
2/19	$10,038	$10,389	$10,324
3/19	$10,161	$10,553	$10,467
4/19	$10,184	$10,592	$10,488
5/19	$10,296	$10,738	$10,616
6/19	$10,329	$10,778	$10,661
7/19	$10,401	$10,865	$10,750
8/19	$10,553	$11,036	$10,898
9/19	$10,464	$10,948	$10,803
10/19	$10,465	$10,968	$10,824
11/19	$10,468	$10,995	$10,848
12/19	$10,490	$11,029	$10,872
1/20	$10,631	$11,227	$11,054
2/20	$10,733	$11,371	$11,169
3/20	$10,449	$10,959	$10,889
4/20	$10,328	$10,821	$10,775
5/20	$10,632	$11,166	$11,118
6/20	$10,662	$11,258	$11,157
7/20	$10,783	$11,447	$11,311
8/20	$10,740	$11,393	$11,255
9/20	$10,739	$11,396	$11,264
10/20	$10,697	$11,362	$11,238
11/20	$10,810	$11,533	$11,381
12/20	$10,839	$11,603	$11,429
1/21	$10,878	$11,677	$11,470
2/21	$10,714	$11,492	$11,314
3/21	$10,753	$11,563	$11,368
4/21	$10,814	$11,660	$11,456
5/21	$10,832	$11,694	$11,470
6/21	$10,841	$11,727	$11,490
7/21	$10,911	$11,824	$11,586
8/21	$10,877	$11,780	$11,539
9/21	$10,803	$11,695	$11,462
10/21	$10,769	$11,661	$11,420
11/21	$10,818	$11,760	$11,508
12/21	$10,814	$11,779	$11,526
1/22	$10,583	$11,457	$11,232
2/22	$10,530	$11,416	$11,201
3/22	$10,289	$11,046	$10,871
4/22	$10,080	$10,740	$10,603
5/22	$10,192	$10,900	$10,737
6/22	$10,069	$10,721	$10,588
7/22	$10,255	$11,005	$10,843
8/22	$10,067	$10,763	$10,640
9/22	$9,757	$10,350	$10,272
10/22	$9,696	$10,264	$10,185
11/22	$10,054	$10,744	$10,636
12/22	$10,057	$10,775	$10,677
1/23	$10,279	$11,085	$10,946
2/23	$10,074	$10,834	$10,727
3/23	$10,235	$11,074	$10,953
4/23	$10,207	$11,049	$10,910
5/23	$10,117	$10,953	$10,794
6/23	$10,186	$11,063	$10,851
7/23	$10,189	$11,107	$10,911
8/23	$10,069	$10,947	$10,775
9/23	$9,739	$10,626	$10,440
10/23	$9,589	$10,536	$10,378
11/23	$10,268	$11,204	$11,008
12/23	$10,479	$11,465	$11,220
1/24	$10,445	$11,406	$11,155
2/24	$10,445	$11,421	$11,181
3/24	$10,422	$11,421	$11,161
4/24	$10,325	$11,279	$11,029
5/24	$10,314	$11,246	$10,963
6/24	$10,443	$11,418	$11,142
7/24	$10,507	$11,523	$11,259
8/24	$10,549	$11,613	$11,346
9/24	$10,658	$11,728	$11,452
10/24	$10,506	$11,557	$11,282
11/24	$10,680	$11,757	$11,457
12/24	$10,505	$11,586	$11,300
1/25	$10,494	$11,644	$11,364
2/25	$10,614	$11,759	$11,484
3/25	$10,372	$11,560	$11,300
4/25	$10,295	$11,467	$11,217
5/25	$10,208	$11,474	$11,251
6/25	$10,263	$11,546	$11,310
7/25	$10,175	$11,522	$11,312
8/25	$10,286	$11,622	$11,407
9/25	$10,609	$11,892	$11,640
10/25	$10,765	$12,039	$11,762
11/25	$10,799	$12,067	$11,796
12/25	$10,810	$12,078	$11,823
1/26	$10,865	$12,191	$11,944
2/26	$11,012	$12,343	$12,064
3/26	$10,753	$12,056	$11,793
4/26	$10,900	$12,194	$11,922
5/26	$10,922	$12,240	$11,949
6/26	$11,002	$12,358	$12,039
7/26	$10,773	$12,129	$11,825

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	5.87%	(0.25)%	0.75%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	4.87%	(0.25)%	0.75%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%
Bloomberg Minnesota Municipal Bond Index	4.53%	0.41%	1.69%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$247,792,433
# of Portfolio Holdings	163
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$927,811

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.7%
Special Tax Revenue	3.5%
Lease Rev./Cert. of Participation	4.1%
Housing	4.3%
Transportation	6.2%
Electric Utilities	9.7%
Education	10.7%
Hospital	18.2%
General Obligations	36.6%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	4.2%
BB	0.6%
BBB	1.0%
A	17.6%
AA	59.8%
AAA	16.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2026

ECMNX-TSR-AR

Eaton Vance Minnesota Municipal Income Fund

Class I EIMNX

Annual Shareholder Report July 31, 2026

This annual shareholder report contains important information about the Eaton Vance Minnesota Municipal Income Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.52%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight allocation to, and security selections in healthcare/hospital bonds contributed to Index-relative returns during the period

↑ An overweight allocation to, and security selections in bonds with 4.00% coupon rates also contributed to performance

↑ An overweight exposure to, and security selections in bonds with 17 to 22 years to maturity also contributed to performance during the period

↓ In contrast, security selections in bonds with 8-12 years remaining to maturity detracted from the Fund's performance

↓ An allocation to variable-rate demand notes and floating-rate notes — typically considered defensive investments — also detracted from returns

↓ An underweight position in, and security selections in the leasing sector also hurt performance during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg Minnesota Municipal Bond Index
7/16	$1,000,000	$1,000,000	$1,000,000
8/16	$1,002,464	$1,001,349	$1,000,477
9/16	$997,761	$996,352	$995,003
10/16	$988,917	$985,899	$986,683
11/16	$956,662	$949,129	$950,927
12/16	$967,430	$960,272	$961,859
1/17	$969,875	$966,603	$968,735
2/17	$974,351	$973,315	$977,174
3/17	$977,719	$975,428	$979,102
4/17	$983,226	$982,505	$985,872
5/17	$999,205	$998,099	$997,921
6/17	$995,344	$994,519	$993,907
7/17	$999,779	$1,002,565	$1,001,688
8/17	$1,006,323	$1,010,195	$1,006,886
9/17	$1,002,352	$1,005,059	$1,001,646
10/17	$1,002,597	$1,007,512	$1,003,528
11/17	$999,621	$1,002,117	$995,627
12/17	$1,009,405	$1,012,591	$1,005,464
1/18	$994,770	$1,000,670	$995,054
2/18	$989,738	$997,680	$992,660
3/18	$995,200	$1,001,363	$995,098
4/18	$991,042	$997,789	$992,312
5/18	$1,001,953	$1,009,215	$1,001,118
6/18	$1,002,129	$1,010,076	$1,002,118
7/18	$1,003,352	$1,012,527	$1,004,816
8/18	$1,005,604	$1,015,127	$1,005,978
9/18	$999,209	$1,008,555	$999,700
10/18	$992,804	$1,002,345	$994,778
11/18	$1,002,837	$1,013,439	$1,005,973
12/18	$1,014,998	$1,025,573	$1,019,266
1/19	$1,023,847	$1,033,326	$1,027,098
2/19	$1,028,393	$1,038,858	$1,032,449
3/19	$1,041,562	$1,055,280	$1,046,727
4/19	$1,044,827	$1,059,246	$1,048,847
5/19	$1,056,841	$1,073,849	$1,061,618
6/19	$1,061,170	$1,077,815	$1,066,124
7/19	$1,069,909	$1,086,501	$1,074,987
8/19	$1,086,424	$1,103,639	$1,089,841
9/19	$1,078,456	$1,094,792	$1,080,283
10/19	$1,078,219	$1,096,754	$1,082,415
11/19	$1,079,212	$1,099,497	$1,084,819
12/19	$1,082,410	$1,102,854	$1,087,233
1/20	$1,098,851	$1,122,668	$1,105,353
2/20	$1,109,810	$1,137,146	$1,116,924
3/20	$1,081,335	$1,095,898	$1,088,916
4/20	$1,068,587	$1,082,145	$1,077,454
5/20	$1,101,013	$1,116,569	$1,111,775
6/20	$1,105,144	$1,125,759	$1,115,671
7/20	$1,119,415	$1,144,719	$1,131,101
8/20	$1,115,514	$1,139,348	$1,125,456
9/20	$1,116,192	$1,139,590	$1,126,448
10/20	$1,112,322	$1,136,167	$1,123,781
11/20	$1,125,721	$1,153,312	$1,138,148
12/20	$1,129,824	$1,160,338	$1,142,904
1/21	$1,133,908	$1,167,732	$1,147,034
2/21	$1,118,576	$1,149,178	$1,131,394
3/21	$1,122,649	$1,156,266	$1,136,839
4/21	$1,130,230	$1,165,964	$1,145,595
5/21	$1,133,162	$1,169,443	$1,147,028
6/21	$1,134,973	$1,172,654	$1,149,029
7/21	$1,143,677	$1,182,379	$1,158,580
8/21	$1,140,747	$1,178,040	$1,153,924
9/21	$1,133,206	$1,169,539	$1,146,225
10/21	$1,131,367	$1,166,119	$1,141,957
11/21	$1,137,717	$1,176,046	$1,150,818
12/21	$1,138,205	$1,177,943	$1,152,607
1/22	$1,114,100	$1,145,700	$1,123,155
2/22	$1,109,963	$1,141,595	$1,120,136
3/22	$1,084,638	$1,104,588	$1,087,066
4/22	$1,062,858	$1,074,036	$1,060,271
5/22	$1,076,392	$1,089,990	$1,073,667
6/22	$1,064,342	$1,072,138	$1,058,829
7/22	$1,085,069	$1,100,466	$1,084,280
8/22	$1,065,705	$1,076,347	$1,063,971
9/22	$1,033,455	$1,035,037	$1,027,224
10/22	$1,028,481	$1,026,429	$1,018,538
11/22	$1,066,419	$1,074,438	$1,063,647
12/22	$1,067,465	$1,077,515	$1,067,722
1/23	$1,092,369	$1,108,466	$1,094,649
2/23	$1,072,032	$1,083,402	$1,072,709
3/23	$1,089,974	$1,107,440	$1,095,274
4/23	$1,087,598	$1,104,910	$1,091,020
5/23	$1,078,048	$1,095,335	$1,079,360
6/23	$1,086,669	$1,106,307	$1,085,088
7/23	$1,087,759	$1,110,684	$1,091,096
8/23	$1,075,879	$1,094,694	$1,077,484
9/23	$1,042,234	$1,062,610	$1,044,000
10/23	$1,026,881	$1,053,567	$1,037,839
11/23	$1,099,619	$1,120,449	$1,100,806
12/23	$1,123,424	$1,146,491	$1,121,966
1/24	$1,121,504	$1,140,635	$1,115,474
2/24	$1,122,150	$1,142,100	$1,118,050
3/24	$1,120,260	$1,142,064	$1,116,108
4/24	$1,109,785	$1,127,920	$1,102,912
5/24	$1,110,419	$1,124,611	$1,096,343
6/24	$1,124,828	$1,141,849	$1,114,180
7/24	$1,132,941	$1,152,257	$1,125,878
8/24	$1,138,625	$1,161,344	$1,134,577
9/24	$1,150,696	$1,172,822	$1,145,201
10/24	$1,135,042	$1,155,721	$1,128,164
11/24	$1,156,012	$1,175,685	$1,145,706
12/24	$1,137,720	$1,158,569	$1,129,998
1/25	$1,137,114	$1,164,376	$1,136,420
2/25	$1,150,516	$1,175,920	$1,148,350
3/25	$1,125,574	$1,155,992	$1,130,022
4/25	$1,117,315	$1,146,678	$1,121,718
5/25	$1,109,061	$1,147,415	$1,125,120
6/25	$1,116,271	$1,154,558	$1,131,025
7/25	$1,106,638	$1,152,226	$1,131,191
8/25	$1,120,391	$1,162,241	$1,140,739
9/25	$1,156,270	$1,189,156	$1,164,048
10/25	$1,175,273	$1,203,905	$1,176,238
11/25	$1,178,713	$1,206,666	$1,179,589
12/25	$1,180,830	$1,207,753	$1,182,325
1/26	$1,188,021	$1,219,087	$1,194,413
2/26	$1,204,702	$1,234,281	$1,206,413
3/26	$1,177,625	$1,205,613	$1,179,258
4/26	$1,194,356	$1,219,418	$1,192,198
5/26	$1,197,750	$1,223,971	$1,194,937
6/26	$1,207,873	$1,235,768	$1,203,888
7/26	$1,182,958	$1,212,892	$1,182,467

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	6.90%	0.68%	1.69%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%
Bloomberg Minnesota Municipal Bond Index	4.53%	0.41%	1.69%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$247,792,433
# of Portfolio Holdings	163
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$927,811

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	6.7%
Special Tax Revenue	3.5%
Lease Rev./Cert. of Participation	4.1%
Housing	4.3%
Transportation	6.2%
Electric Utilities	9.7%
Education	10.7%
Hospital	18.2%
General Obligations	36.6%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	4.2%
BB	0.6%
BBB	1.0%
A	17.6%
AA	59.8%
AAA	16.8%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2026

EIMNX-TSR-AR

Eaton Vance Municipal Opportunities Fund

Class A EMOAX

Annual Shareholder Report July 31, 2026

This annual shareholder report contains important information about the Eaton Vance Municipal Opportunities Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.92%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to BBB- and below-rated bonds contributed to performance relative to the Index during the period

↑ An overweight exposure to, and security selections in, bonds with coupon rates of 4% contributed to performance relative to the Index

↑ An overweight exposure to, and security selections in, bonds with 17-22 years remaining to maturity contributed to returns during the period

↓ Out-of-Index exposures to variable-rate demand notes and floating-rate notes, typically considered defensive investments, detracted from returns

↓ An out-of-Index allocation to taxable municipal bonds also detracted during the period

↓ An underweight exposure to the transportation sector hurt returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index
7/16	$9,675	$10,000
8/16	$9,705	$10,013
9/16	$9,679	$9,964
10/16	$9,573	$9,859
11/16	$9,168	$9,491
12/16	$9,240	$9,603
1/17	$9,281	$9,666
2/17	$9,347	$9,733
3/17	$9,388	$9,754
4/17	$9,486	$9,825
5/17	$9,623	$9,981
6/17	$9,598	$9,945
7/17	$9,679	$10,026
8/17	$9,767	$10,102
9/17	$9,749	$10,051
10/17	$9,739	$10,075
11/17	$9,697	$10,021
12/17	$9,778	$10,126
1/18	$9,672	$10,007
2/18	$9,650	$9,977
3/18	$9,676	$10,014
4/18	$9,645	$9,978
5/18	$9,761	$10,092
6/18	$9,772	$10,101
7/18	$9,816	$10,125
8/18	$9,826	$10,151
9/18	$9,779	$10,086
10/18	$9,716	$10,023
11/18	$9,794	$10,134
12/18	$9,880	$10,256
1/19	$9,974	$10,333
2/19	$10,028	$10,389
3/19	$10,147	$10,553
4/19	$10,174	$10,592
5/19	$10,294	$10,738
6/19	$10,338	$10,778
7/19	$10,406	$10,865
8/19	$10,534	$11,036
9/19	$10,468	$10,948
10/19	$10,477	$10,968
11/19	$10,495	$10,995
12/19	$10,530	$11,029
1/20	$10,708	$11,227
2/20	$10,872	$11,371
3/20	$10,172	$10,959
4/20	$9,875	$10,821
5/20	$10,186	$11,166
6/20	$10,455	$11,258
7/20	$10,647	$11,447
8/20	$10,648	$11,393
9/20	$10,643	$11,396
10/20	$10,628	$11,362
11/20	$10,804	$11,533
12/20	$10,953	$11,603
1/21	$11,112	$11,677
2/21	$10,981	$11,492
3/21	$11,014	$11,563
4/21	$11,107	$11,660
5/21	$11,173	$11,694
6/21	$11,230	$11,727
7/21	$11,322	$11,824
8/21	$11,283	$11,780
9/21	$11,183	$11,695
10/21	$11,144	$11,661
11/21	$11,238	$11,760
12/21	$11,239	$11,779
1/22	$10,957	$11,457
2/22	$10,893	$11,416
3/22	$10,585	$11,046
4/22	$10,287	$10,740
5/22	$10,351	$10,900
6/22	$10,153	$10,721
7/22	$10,364	$11,005
8/22	$10,176	$10,763
9/22	$9,851	$10,350
10/22	$9,763	$10,264
11/22	$10,136	$10,744
12/22	$10,135	$10,775
1/23	$10,421	$11,085
2/23	$10,216	$10,834
3/23	$10,400	$11,074
4/23	$10,379	$11,049
5/23	$10,321	$10,953
6/23	$10,405	$11,063
7/23	$10,431	$11,107
8/23	$10,298	$10,947
9/23	$10,025	$10,626
10/23	$9,884	$10,536
11/23	$10,498	$11,204
12/23	$10,744	$11,465
1/24	$10,765	$11,406
2/24	$10,775	$11,421
3/24	$10,795	$11,421
4/24	$10,699	$11,279
5/24	$10,709	$11,246
6/24	$10,883	$11,418
7/24	$10,990	$11,523
8/24	$11,097	$11,613
9/24	$11,234	$11,728
10/24	$11,078	$11,557
11/24	$11,264	$11,757
12/24	$11,108	$11,586
1/25	$11,147	$11,644
2/25	$11,265	$11,759
3/25	$11,068	$11,560
4/25	$11,023	$11,467
5/25	$10,964	$11,474
6/25	$11,045	$11,546
7/25	$10,977	$11,522
8/25	$11,079	$11,622
9/25	$11,393	$11,892
10/25	$11,564	$12,039
11/25	$11,606	$12,067
12/25	$11,627	$12,078
1/26	$11,708	$12,191
2/26	$11,893	$12,343
3/26	$11,618	$12,056
4/26	$11,774	$12,194
5/26	$11,846	$12,240
6/26	$11,952	$12,358
7/26	$11,729	$12,129

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	6.84%	0.71%	1.94%
Class A with 3.25% Maximum Sales Charge	3.35%	0.05%	1.61%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$780,896,569
# of Portfolio Holdings	617
Portfolio Turnover Rate	97%
Total Advisory Fees Paid	$4,162,161

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	5.1%
Water and Sewer	3.4%
Industrial Development Revenue	3.6%
Lease Rev./Cert. of Participation	4.0%
Special Tax Revenue	6.3%
Other Revenue	6.4%
Hospital	6.8%
Senior Living/Life Care	7.5%
Education	9.2%
Housing	9.9%
Transportation	10.7%
General Obligations	27.1%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	6.3%
B	0.7%
BB	7.9%
BBB	5.5%
A	19.9%
AA	51.4%
AAA	8.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

In September 2026, the Board of Trustees of the Fund approved the reorganization of the Fund into a corresponding exchange-traded fund, the Eaton Vance Municipal Opportunities ETF. The proposed reorganization is subject to approval by the shareholders of the Fund.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2026

EMOAX-TSR-AR

Eaton Vance Municipal Opportunities Fund

Class C EMOCX

Annual Shareholder Report July 31, 2026

This annual shareholder report contains important information about the Eaton Vance Municipal Opportunities Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$172	1.67%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to BBB- and below-rated bonds contributed to performance relative to the Index during the period

↑ An overweight exposure to, and security selections in, bonds with coupon rates of 4% contributed to performance relative to the Index

↑ An overweight exposure to, and security selections in, bonds with 17-22 years remaining to maturity contributed to returns during the period

↓ Out-of-Index exposures to variable-rate demand notes and floating-rate notes, typically considered defensive investments, detracted from returns

↓ An out-of-Index allocation to taxable municipal bonds also detracted during the period

↓ An underweight exposure to the transportation sector hurt returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Bloomberg Municipal Bond Index
7/16	$10,000	$10,000
8/16	$10,024	$10,013
9/16	$9,983	$9,964
10/16	$9,868	$9,859
11/16	$9,444	$9,491
12/16	$9,512	$9,603
1/17	$9,548	$9,666
2/17	$9,610	$9,733
3/17	$9,647	$9,754
4/17	$9,749	$9,825
5/17	$9,884	$9,981
6/17	$9,844	$9,945
7/17	$9,929	$10,026
8/17	$10,004	$10,102
9/17	$9,980	$10,051
10/17	$9,963	$10,075
11/17	$9,922	$10,021
12/17	$9,991	$10,126
1/18	$9,885	$10,007
2/18	$9,848	$9,977
3/18	$9,868	$10,014
4/18	$9,839	$9,978
5/18	$9,943	$10,092
6/18	$9,956	$10,101
7/18	$9,986	$10,125
8/18	$9,998	$10,151
9/18	$9,944	$10,086
10/18	$9,873	$10,023
11/18	$9,947	$10,134
12/18	$10,028	$10,256
1/19	$10,109	$10,333
2/19	$10,157	$10,389
3/19	$10,272	$10,553
4/19	$10,293	$10,592
5/19	$10,416	$10,738
6/19	$10,454	$10,778
7/19	$10,508	$10,865
8/19	$10,631	$11,036
9/19	$10,557	$10,948
10/19	$10,560	$10,968
11/19	$10,580	$10,995
12/19	$10,599	$11,029
1/20	$10,781	$11,227
2/20	$10,940	$11,371
3/20	$10,221	$10,959
4/20	$9,915	$10,821
5/20	$10,230	$11,166
6/20	$10,486	$11,258
7/20	$10,680	$11,447
8/20	$10,674	$11,393
9/20	$10,662	$11,396
10/20	$10,632	$11,362
11/20	$10,810	$11,533
12/20	$10,943	$11,603
1/21	$11,096	$11,677
2/21	$10,958	$11,492
3/21	$10,993	$11,563
4/21	$11,079	$11,660
5/21	$11,129	$11,694
6/21	$11,179	$11,727
7/21	$11,272	$11,824
8/21	$11,226	$11,780
9/21	$11,119	$11,695
10/21	$11,065	$11,661
11/21	$11,152	$11,760
12/21	$11,145	$11,779
1/22	$10,867	$11,457
2/22	$10,788	$11,416
3/22	$10,476	$11,046
4/22	$10,184	$10,740
5/22	$10,232	$10,900
6/22	$10,030	$10,721
7/22	$10,241	$11,005
8/22	$10,049	$10,763
9/22	$9,713	$10,350
10/22	$9,620	$10,264
11/22	$9,990	$10,744
12/22	$9,983	$10,775
1/23	$10,249	$11,085
2/23	$10,051	$10,834
3/23	$10,225	$11,074
4/23	$10,199	$11,049
5/23	$10,135	$10,953
6/23	$10,211	$11,063
7/23	$10,230	$11,107
8/23	$10,084	$10,947
9/23	$9,820	$10,626
10/23	$9,675	$10,536
11/23	$10,271	$11,204
12/23	$10,505	$11,465
1/24	$10,518	$11,406
2/24	$10,522	$11,421
3/24	$10,534	$11,421
4/24	$10,435	$11,279
5/24	$10,438	$11,246
6/24	$10,601	$11,418
7/24	$10,698	$11,523
8/24	$10,785	$11,613
9/24	$10,912	$11,728
10/24	$10,763	$11,557
11/24	$10,928	$11,757
12/24	$10,769	$11,586
1/25	$10,800	$11,644
2/25	$10,918	$11,759
3/25	$10,720	$11,560
4/25	$10,670	$11,467
5/25	$10,596	$11,474
6/25	$10,678	$11,546
7/25	$10,596	$11,522
8/25	$10,687	$11,622
9/25	$10,993	$11,892
10/25	$11,152	$12,039
11/25	$11,185	$12,067
12/25	$11,199	$12,078
1/26	$11,269	$12,191
2/26	$11,430	$12,343
3/26	$11,169	$12,056
4/26	$11,311	$12,194
5/26	$11,374	$12,240
6/26	$11,468	$12,358
7/26	$11,236	$12,129

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	6.05%	(0.06)%	1.17%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	5.05%	(0.06)%	1.17%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$780,896,569
# of Portfolio Holdings	617
Portfolio Turnover Rate	97%
Total Advisory Fees Paid	$4,162,161

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	5.1%
Water and Sewer	3.4%
Industrial Development Revenue	3.6%
Lease Rev./Cert. of Participation	4.0%
Special Tax Revenue	6.3%
Other Revenue	6.4%
Hospital	6.8%
Senior Living/Life Care	7.5%
Education	9.2%
Housing	9.9%
Transportation	10.7%
General Obligations	27.1%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	6.3%
B	0.7%
BB	7.9%
BBB	5.5%
A	19.9%
AA	51.4%
AAA	8.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

In September 2026, the Board of Trustees of the Fund approved the reorganization of the Fund into a corresponding exchange-traded fund, the Eaton Vance Municipal Opportunities ETF. The proposed reorganization is subject to approval by the shareholders of the Fund.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2026

EMOCX-TSR-AR

Eaton Vance Municipal Opportunities Fund

Class I EMOIX

Annual Shareholder Report July 31, 2026

This annual shareholder report contains important information about the Eaton Vance Municipal Opportunities Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	0.67%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to BBB- and below-rated bonds contributed to performance relative to the Index during the period

↑ An overweight exposure to, and security selections in, bonds with coupon rates of 4% contributed to performance relative to the Index

↑ An overweight exposure to, and security selections in, bonds with 17-22 years remaining to maturity contributed to returns during the period

↓ Out-of-Index exposures to variable-rate demand notes and floating-rate notes, typically considered defensive investments, detracted from returns

↓ An out-of-Index allocation to taxable municipal bonds also detracted during the period

↓ An underweight exposure to the transportation sector hurt returns during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index
7/16	$1,000,000	$1,000,000
8/16	$1,003,260	$1,001,349
9/16	$1,000,798	$996,352
10/16	$989,329	$985,899
11/16	$948,457	$949,129
12/16	$955,325	$960,272
1/17	$960,522	$966,603
2/17	$967,535	$973,315
3/17	$972,022	$975,428
4/17	$982,291	$982,505
5/17	$996,655	$998,099
6/17	$994,368	$994,519
7/17	$1,002,887	$1,002,565
8/17	$1,012,196	$1,010,195
9/17	$1,010,560	$1,005,059
10/17	$1,009,731	$1,007,512
11/17	$1,005,591	$1,002,117
12/17	$1,014,193	$1,012,591
1/18	$1,003,491	$1,000,670
2/18	$1,000,520	$997,680
3/18	$1,003,399	$1,001,363
4/18	$1,001,296	$997,789
5/18	$1,012,725	$1,009,215
6/18	$1,014,893	$1,010,076
7/18	$1,019,644	$1,012,527
8/18	$1,020,943	$1,015,127
9/18	$1,016,275	$1,008,555
10/18	$1,009,893	$1,002,345
11/18	$1,018,198	$1,013,439
12/18	$1,027,393	$1,025,573
1/19	$1,037,415	$1,033,326
2/19	$1,043,166	$1,038,858
3/19	$1,054,883	$1,055,280
4/19	$1,057,961	$1,059,246
5/19	$1,071,462	$1,073,849
6/19	$1,076,261	$1,077,815
7/19	$1,082,731	$1,086,501
8/19	$1,097,149	$1,103,639
9/19	$1,090,507	$1,094,792
10/19	$1,090,819	$1,096,754
11/19	$1,093,758	$1,099,497
12/19	$1,096,699	$1,102,854
1/20	$1,116,423	$1,122,668
2/20	$1,133,690	$1,137,146
3/20	$1,060,199	$1,095,898
4/20	$1,029,435	$1,082,145
5/20	$1,062,932	$1,116,569
6/20	$1,090,351	$1,125,759
7/20	$1,111,467	$1,144,719
8/20	$1,111,837	$1,139,348
9/20	$1,111,476	$1,139,590
10/20	$1,110,173	$1,136,167
11/20	$1,128,773	$1,153,312
12/20	$1,143,629	$1,160,338
1/21	$1,161,417	$1,167,732
2/21	$1,147,043	$1,149,178
3/21	$1,151,683	$1,156,266
4/21	$1,161,597	$1,165,964
5/21	$1,167,813	$1,169,443
6/21	$1,174,048	$1,172,654
7/21	$1,184,810	$1,182,379
8/21	$1,180,953	$1,178,040
9/21	$1,170,726	$1,169,539
10/21	$1,166,904	$1,166,119
11/21	$1,176,118	$1,176,046
12/21	$1,177,362	$1,177,943
1/22	$1,148,099	$1,145,700
2/22	$1,140,650	$1,141,595
3/22	$1,108,661	$1,104,588
4/22	$1,078,696	$1,074,036
5/22	$1,084,680	$1,089,990
6/22	$1,064,214	$1,072,138
7/22	$1,087,417	$1,100,466
8/22	$1,068,029	$1,076,347
9/22	$1,033,189	$1,035,037
10/22	$1,024,201	$1,026,429
11/22	$1,064,455	$1,074,438
12/22	$1,064,567	$1,077,515
1/23	$1,093,869	$1,108,466
2/23	$1,073,593	$1,083,402
3/23	$1,092,065	$1,107,440
4/23	$1,091,137	$1,104,910
5/23	$1,085,304	$1,095,335
6/23	$1,094,255	$1,106,307
7/23	$1,097,230	$1,110,684
8/23	$1,082,581	$1,094,694
9/23	$1,055,133	$1,062,610
10/23	$1,040,501	$1,053,567
11/23	$1,104,297	$1,120,449
12/23	$1,131,391	$1,146,491
1/24	$1,133,746	$1,140,635
2/24	$1,134,062	$1,142,100
3/24	$1,137,364	$1,142,064
4/24	$1,127,598	$1,127,920
5/24	$1,128,890	$1,124,611
6/24	$1,147,439	$1,141,849
7/24	$1,157,880	$1,152,257
8/24	$1,169,386	$1,161,344
9/24	$1,184,035	$1,172,822
10/24	$1,168,919	$1,155,721
11/24	$1,187,730	$1,175,685
12/24	$1,171,537	$1,158,569
1/25	$1,175,902	$1,164,376
2/25	$1,189,617	$1,175,920
3/25	$1,168,106	$1,155,992
4/25	$1,163,548	$1,146,678
5/25	$1,157,601	$1,147,415
6/25	$1,167,452	$1,154,558
7/25	$1,159,472	$1,152,226
8/25	$1,170,467	$1,162,241
9/25	$1,204,890	$1,189,156
10/25	$1,223,267	$1,203,905
11/25	$1,227,896	$1,206,666
12/25	$1,230,458	$1,207,753
1/26	$1,239,233	$1,219,087
2/26	$1,257,902	$1,234,281
3/26	$1,230,251	$1,205,613
4/26	$1,246,929	$1,219,418
5/26	$1,254,873	$1,223,971
6/26	$1,266,295	$1,235,768
7/26	$1,241,814	$1,212,892

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	7.10%	0.94%	2.19%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$780,896,569
# of Portfolio Holdings	617
Portfolio Turnover Rate	97%
Total Advisory Fees Paid	$4,162,161

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	5.1%
Water and Sewer	3.4%
Industrial Development Revenue	3.6%
Lease Rev./Cert. of Participation	4.0%
Special Tax Revenue	6.3%
Other Revenue	6.4%
Hospital	6.8%
Senior Living/Life Care	7.5%
Education	9.2%
Housing	9.9%
Transportation	10.7%
General Obligations	27.1%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	6.3%
B	0.7%
BB	7.9%
BBB	5.5%
A	19.9%
AA	51.4%
AAA	8.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Changes

This is a summary of certain changes to the Fund since July 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

In September 2026, the Board of Trustees of the Fund approved the reorganization of the Fund into a corresponding exchange-traded fund, the Eaton Vance Municipal Opportunities ETF. The proposed reorganization is subject to approval by the shareholders of the Fund.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2026

EMOIX-TSR-AR

Eaton Vance New Jersey Municipal Income Fund

Class A ETNJX

Annual Shareholder Report July 31, 2026

This annual shareholder report contains important information about the Eaton Vance New Jersey Municipal Income Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.75%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to bonds rated BBB and below contributed to returns during the period

↑ An overweight position and security selections in bonds with 4.00% coupon rates also contributed to performance

↑ An overweight position and security selections in bonds with 22+ years remaining to maturity also contributed to Index-relative returns during the period

↓ Security selections in bonds with 8 to 12 years remaining to maturity detracted from returns during the period

↓ An allocation to variable-rate demand notes and floating-rate notes — typically considered defensive investments — also detracted from returns

↓ An allocation to taxable municipal bonds, which generally underperformed tax-exempt municipal bonds during the period, also detracted

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg New Jersey Municipal Bond Index
7/16	$9,675	$10,000	$10,000
8/16	$9,723	$10,013	$10,062
9/16	$9,700	$9,964	$10,021
10/16	$9,635	$9,859	$9,891
11/16	$9,293	$9,491	$9,437
12/16	$9,372	$9,603	$9,502
1/17	$9,368	$9,666	$9,566
2/17	$9,417	$9,733	$9,657
3/17	$9,455	$9,754	$9,673
4/17	$9,536	$9,825	$9,724
5/17	$9,679	$9,981	$9,912
6/17	$9,665	$9,945	$9,879
7/17	$9,714	$10,026	$9,979
8/17	$9,796	$10,102	$10,133
9/17	$9,784	$10,051	$10,167
10/17	$9,782	$10,075	$10,201
11/17	$9,758	$10,021	$10,171
12/17	$9,819	$10,126	$10,278
1/18	$9,729	$10,007	$10,158
2/18	$9,704	$9,977	$10,130
3/18	$9,743	$10,014	$10,172
4/18	$9,717	$9,978	$10,149
5/18	$9,821	$10,092	$10,267
6/18	$9,848	$10,101	$10,295
7/18	$9,898	$10,125	$10,364
8/18	$9,926	$10,151	$10,397
9/18	$9,866	$10,086	$10,330
10/18	$9,816	$10,023	$10,250
11/18	$9,910	$10,134	$10,357
12/18	$10,014	$10,256	$10,497
1/19	$10,095	$10,333	$10,587
2/19	$10,154	$10,389	$10,653
3/19	$10,313	$10,553	$10,856
4/19	$10,361	$10,592	$10,899
5/19	$10,510	$10,738	$11,095
6/19	$10,568	$10,778	$11,150
7/19	$10,660	$10,865	$11,266
8/19	$10,875	$11,036	$11,471
9/19	$10,786	$10,948	$11,357
10/19	$10,787	$10,968	$11,371
11/19	$10,801	$10,995	$11,411
12/19	$10,827	$11,029	$11,461
1/20	$11,058	$11,227	$11,694
2/20	$11,232	$11,371	$11,862
3/20	$10,733	$10,959	$11,056
4/20	$10,484	$10,821	$10,807
5/20	$10,866	$11,166	$11,080
6/20	$10,961	$11,258	$11,380
7/20	$11,159	$11,447	$11,741
8/20	$11,138	$11,393	$11,752
9/20	$11,151	$11,396	$11,730
10/20	$11,128	$11,362	$11,688
11/20	$11,304	$11,533	$11,942
12/20	$11,409	$11,603	$12,103
1/21	$11,526	$11,677	$12,275
2/21	$11,315	$11,492	$12,087
3/21	$11,373	$11,563	$12,164
4/21	$11,466	$11,660	$12,295
5/21	$11,512	$11,694	$12,342
6/21	$11,546	$11,727	$12,405
7/21	$11,638	$11,824	$12,535
8/21	$11,589	$11,780	$12,500
9/21	$11,492	$11,695	$12,409
10/21	$11,467	$11,661	$12,336
11/21	$11,557	$11,760	$12,448
12/21	$11,561	$11,779	$12,480
1/22	$11,256	$11,457	$12,105
2/22	$11,180	$11,416	$12,032
3/22	$10,850	$11,046	$11,627
4/22	$10,509	$10,740	$11,280
5/22	$10,591	$10,900	$11,449
6/22	$10,431	$10,721	$11,281
7/22	$10,695	$11,005	$11,616
8/22	$10,427	$10,763	$11,366
9/22	$10,061	$10,350	$10,900
10/22	$9,975	$10,264	$10,807
11/22	$10,415	$10,744	$11,344
12/22	$10,428	$10,775	$11,364
1/23	$10,698	$11,085	$11,742
2/23	$10,465	$10,834	$11,486
3/23	$10,675	$11,074	$11,766
4/23	$10,677	$11,049	$11,736
5/23	$10,592	$10,953	$11,656
6/23	$10,681	$11,063	$11,773
7/23	$10,706	$11,107	$11,842
8/23	$10,607	$10,947	$11,686
9/23	$10,358	$10,626	$11,369
10/23	$10,246	$10,536	$11,267
11/23	$10,788	$11,204	$11,957
12/23	$11,016	$11,465	$12,241
1/24	$10,991	$11,406	$12,189
2/24	$10,993	$11,421	$12,211
3/24	$10,983	$11,421	$12,205
4/24	$10,871	$11,279	$12,060
5/24	$10,863	$11,246	$12,020
6/24	$11,020	$11,418	$12,204
7/24	$11,114	$11,523	$12,321
8/24	$11,195	$11,613	$12,427
9/24	$11,316	$11,728	$12,545
10/24	$11,166	$11,557	$12,376
11/24	$11,352	$11,757	$12,586
12/24	$11,213	$11,586	$12,409
1/25	$11,204	$11,644	$12,503
2/25	$11,313	$11,759	$12,615
3/25	$11,094	$11,560	$12,393
4/25	$11,033	$11,467	$12,291
5/25	$10,906	$11,474	$12,299
6/25	$10,990	$11,546	$12,379
7/25	$10,928	$11,522	$12,390
8/25	$11,026	$11,622	$12,493
9/25	$11,377	$11,892	$12,774
10/25	$11,541	$12,039	$12,931
11/25	$11,574	$12,067	$12,967
12/25	$11,580	$12,078	$12,980
1/26	$11,666	$12,191	$13,115
2/26	$11,822	$12,343	$13,284
3/26	$11,596	$12,056	$12,995
4/26	$11,737	$12,194	$13,136
5/26	$11,784	$12,240	$13,179
6/26	$11,886	$12,358	$13,281
7/26	$11,642	$12,129	$13,040

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	6.54%	0.01%	1.87%
Class A with 3.25% Maximum Sales Charge	3.03%	(0.65)%	1.53%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%
Bloomberg New Jersey Municipal Bond Index	5.25%	0.79%	2.69%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$149,340,508
# of Portfolio Holdings	109
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$548,948

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	9.3%
Industrial Development Revenue	5.7%
Special Tax Revenue	6.0%
Housing	6.0%
Hospital	10.4%
Lease Rev./Cert. of Participation	12.0%
General Obligations	15.1%
Education	15.7%
Transportation	19.8%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	4.0%
BB	0.6%
BBB	9.5%
A	21.5%
AA	59.5%
AAA	4.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2026

ETNJX-TSR-AR

Eaton Vance New Jersey Municipal Income Fund

Class C ECNJX

Annual Shareholder Report July 31, 2026

This annual shareholder report contains important information about the Eaton Vance New Jersey Municipal Income Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	1.50%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to bonds rated BBB and below contributed to returns during the period

↑ An overweight position and security selections in bonds with 4.00% coupon rates also contributed to performance

↑ An overweight position and security selections in bonds with 22+ years remaining to maturity also contributed to Index-relative returns during the period

↓ Security selections in bonds with 8 to 12 years remaining to maturity detracted from returns during the period

↓ An allocation to variable-rate demand notes and floating-rate notes — typically considered defensive investments — also detracted from returns

↓ An allocation to taxable municipal bonds, which generally underperformed tax-exempt municipal bonds during the period, also detracted

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg New Jersey Municipal Bond Index
7/16	$10,000	$10,000	$10,000
8/16	$10,052	$10,013	$10,062
9/16	$10,014	$9,964	$10,021
10/16	$9,945	$9,859	$9,891
11/16	$9,582	$9,491	$9,437
12/16	$9,655	$9,603	$9,502
1/17	$9,646	$9,666	$9,566
2/17	$9,690	$9,733	$9,657
3/17	$9,723	$9,754	$9,673
4/17	$9,807	$9,825	$9,724
5/17	$9,943	$9,981	$9,912
6/17	$9,925	$9,945	$9,879
7/17	$9,968	$10,026	$9,979
8/17	$10,044	$10,102	$10,133
9/17	$10,027	$10,051	$10,167
10/17	$10,019	$10,075	$10,201
11/17	$9,981	$10,021	$10,171
12/17	$10,046	$10,126	$10,278
1/18	$9,953	$10,007	$10,158
2/18	$9,913	$9,977	$10,130
3/18	$9,956	$10,014	$10,172
4/18	$9,916	$9,978	$10,149
5/18	$10,023	$10,092	$10,267
6/18	$10,034	$10,101	$10,295
7/18	$10,078	$10,125	$10,364
8/18	$10,110	$10,151	$10,397
9/18	$10,046	$10,086	$10,330
10/18	$9,982	$10,023	$10,250
11/18	$10,068	$10,134	$10,357
12/18	$10,165	$10,256	$10,497
1/19	$10,248	$10,333	$10,587
2/19	$10,301	$10,389	$10,653
3/19	$10,450	$10,553	$10,856
4/19	$10,492	$10,592	$10,899
5/19	$10,641	$10,738	$11,095
6/19	$10,692	$10,778	$11,150
7/19	$10,775	$10,865	$11,266
8/19	$10,989	$11,036	$11,471
9/19	$10,897	$10,948	$11,357
10/19	$10,892	$10,968	$11,371
11/19	$10,889	$10,995	$11,411
12/19	$10,919	$11,029	$11,461
1/20	$11,147	$11,227	$11,694
2/20	$11,310	$11,371	$11,862
3/20	$10,800	$10,959	$11,056
4/20	$10,544	$10,821	$10,807
5/20	$10,917	$11,166	$11,080
6/20	$11,003	$11,258	$11,380
7/20	$11,199	$11,447	$11,741
8/20	$11,173	$11,393	$11,752
9/20	$11,180	$11,396	$11,730
10/20	$11,141	$11,362	$11,688
11/20	$11,305	$11,533	$11,942
12/20	$11,423	$11,603	$12,103
1/21	$11,518	$11,677	$12,275
2/21	$11,311	$11,492	$12,087
3/21	$11,361	$11,563	$12,164
4/21	$11,446	$11,660	$12,295
5/21	$11,484	$11,694	$12,342
6/21	$11,500	$11,727	$12,405
7/21	$11,583	$11,824	$12,535
8/21	$11,542	$11,780	$12,500
9/21	$11,433	$11,695	$12,409
10/21	$11,404	$11,661	$12,336
11/21	$11,484	$11,760	$12,448
12/21	$11,481	$11,779	$12,480
1/22	$11,173	$11,457	$12,105
2/22	$11,095	$11,416	$12,032
3/22	$10,752	$11,046	$11,627
4/22	$10,410	$10,740	$11,280
5/22	$10,482	$10,900	$11,449
6/22	$10,314	$10,721	$11,281
7/22	$10,570	$11,005	$11,616
8/22	$10,298	$10,763	$11,366
9/22	$9,934	$10,350	$10,900
10/22	$9,847	$10,264	$10,807
11/22	$10,270	$10,744	$11,344
12/22	$10,265	$10,775	$11,364
1/23	$10,526	$11,085	$11,742
2/23	$10,302	$10,834	$11,486
3/23	$10,506	$11,074	$11,766
4/23	$10,502	$11,049	$11,736
5/23	$10,405	$10,953	$11,656
6/23	$10,495	$11,063	$11,773
7/23	$10,502	$11,107	$11,842
8/23	$10,403	$10,947	$11,686
9/23	$10,151	$10,626	$11,369
10/23	$10,029	$10,536	$11,267
11/23	$10,556	$11,204	$11,957
12/23	$10,776	$11,465	$12,241
1/24	$10,748	$11,406	$12,189
2/24	$10,732	$11,421	$12,211
3/24	$10,729	$11,421	$12,205
4/24	$10,607	$11,279	$12,060
5/24	$10,593	$11,246	$12,020
6/24	$10,735	$11,418	$12,204
7/24	$10,829	$11,523	$12,321
8/24	$10,887	$11,613	$12,427
9/24	$11,007	$11,728	$12,545
10/24	$10,861	$11,557	$12,376
11/24	$11,029	$11,757	$12,586
12/24	$10,882	$11,586	$12,409
1/25	$10,879	$11,644	$12,503
2/25	$10,976	$11,759	$12,615
3/25	$10,754	$11,560	$12,393
4/25	$10,680	$11,467	$12,291
5/25	$10,544	$11,474	$12,299
6/25	$10,641	$11,546	$12,379
7/25	$10,566	$11,522	$12,390
8/25	$10,651	$11,622	$12,493
9/25	$10,984	$11,892	$12,774
10/25	$11,142	$12,039	$12,931
11/25	$11,167	$12,067	$12,967
12/25	$11,154	$12,078	$12,980
1/26	$11,228	$12,191	$13,115
2/26	$11,379	$12,343	$13,284
3/26	$11,152	$12,056	$12,995
4/26	$11,277	$12,194	$13,136
5/26	$11,314	$12,240	$13,179
6/26	$11,415	$12,358	$13,281
7/26	$11,172	$12,129	$13,040

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	5.74%	(0.72)%	1.11%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	4.74%	(0.72)%	1.11%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%
Bloomberg New Jersey Municipal Bond Index	5.25%	0.79%	2.69%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$149,340,508
# of Portfolio Holdings	109
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$548,948

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	9.3%
Industrial Development Revenue	5.7%
Special Tax Revenue	6.0%
Housing	6.0%
Hospital	10.4%
Lease Rev./Cert. of Participation	12.0%
General Obligations	15.1%
Education	15.7%
Transportation	19.8%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	4.0%
BB	0.6%
BBB	9.5%
A	21.5%
AA	59.5%
AAA	4.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2026

ECNJX-TSR-AR

Eaton Vance New Jersey Municipal Income Fund

Class I EINJX

Annual Shareholder Report July 31, 2026

This annual shareholder report contains important information about the Eaton Vance New Jersey Municipal Income Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	0.55%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight exposure to bonds rated BBB and below contributed to returns during the period

↑ An overweight position and security selections in bonds with 4.00% coupon rates also contributed to performance

↑ An overweight position and security selections in bonds with 22+ years remaining to maturity also contributed to Index-relative returns during the period

↓ Security selections in bonds with 8 to 12 years remaining to maturity detracted from returns during the period

↓ An allocation to variable-rate demand notes and floating-rate notes — typically considered defensive investments — also detracted from returns

↓ An allocation to taxable municipal bonds, which generally underperformed tax-exempt municipal bonds during the period, also detracted

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg New Jersey Municipal Bond Index
7/16	$1,000,000	$1,000,000	$1,000,000
8/16	$1,006,180	$1,001,349	$1,006,229
9/16	$1,002,892	$996,352	$1,002,113
10/16	$996,387	$985,899	$989,123
11/16	$961,202	$949,129	$943,695
12/16	$969,523	$960,272	$950,165
1/17	$969,302	$966,603	$956,608
2/17	$974,465	$973,315	$965,696
3/17	$978,601	$975,428	$967,297
4/17	$988,139	$982,505	$972,378
5/17	$1,002,036	$998,099	$991,169
6/17	$1,000,801	$994,519	$987,860
7/17	$1,006,075	$1,002,565	$997,924
8/17	$1,014,741	$1,010,195	$1,013,273
9/17	$1,013,624	$1,005,059	$1,016,691
10/17	$1,013,560	$1,007,512	$1,020,136
11/17	$1,011,255	$1,002,117	$1,017,064
12/17	$1,018,850	$1,012,591	$1,027,752
1/18	$1,009,716	$1,000,670	$1,015,785
2/18	$1,006,114	$997,680	$1,013,049
3/18	$1,011,436	$1,001,363	$1,017,222
4/18	$1,008,939	$997,789	$1,014,940
5/18	$1,019,862	$1,009,215	$1,026,746
6/18	$1,021,798	$1,010,076	$1,029,501
7/18	$1,027,137	$1,012,527	$1,036,443
8/18	$1,030,164	$1,015,127	$1,039,741
9/18	$1,025,222	$1,008,555	$1,033,033
10/18	$1,019,097	$1,002,345	$1,025,003
11/18	$1,028,997	$1,013,439	$1,035,714
12/18	$1,040,038	$1,025,573	$1,049,730
1/19	$1,049,709	$1,033,326	$1,058,724
2/19	$1,054,915	$1,038,858	$1,065,339
3/19	$1,072,749	$1,055,280	$1,085,611
4/19	$1,076,772	$1,059,246	$1,089,851
5/19	$1,092,390	$1,073,849	$1,109,453
6/19	$1,098,664	$1,077,815	$1,115,034
7/19	$1,108,364	$1,086,501	$1,126,592
8/19	$1,130,928	$1,103,639	$1,147,085
9/19	$1,123,069	$1,094,792	$1,135,675
10/19	$1,123,372	$1,096,754	$1,137,052
11/19	$1,123,791	$1,099,497	$1,141,143
12/19	$1,127,856	$1,102,854	$1,146,076
1/20	$1,152,065	$1,122,668	$1,169,434
2/20	$1,169,185	$1,137,146	$1,186,230
3/20	$1,118,551	$1,095,898	$1,105,641
4/20	$1,091,623	$1,082,145	$1,080,740
5/20	$1,131,494	$1,116,569	$1,107,964
6/20	$1,141,483	$1,125,759	$1,138,021
7/20	$1,163,493	$1,144,719	$1,174,072
8/20	$1,161,395	$1,139,348	$1,175,181
9/20	$1,162,848	$1,139,590	$1,173,019
10/20	$1,159,369	$1,136,167	$1,168,759
11/20	$1,177,830	$1,153,312	$1,194,164
12/20	$1,190,152	$1,160,338	$1,210,272
1/21	$1,202,394	$1,167,732	$1,227,510
2/21	$1,180,510	$1,149,178	$1,208,656
3/21	$1,186,661	$1,156,266	$1,216,377
4/21	$1,197,761	$1,165,964	$1,229,518
5/21	$1,201,360	$1,169,443	$1,234,239
6/21	$1,205,074	$1,172,654	$1,240,490
7/21	$1,214,768	$1,182,379	$1,253,459
8/21	$1,210,943	$1,178,040	$1,249,971
9/21	$1,200,940	$1,169,539	$1,240,917
10/21	$1,198,392	$1,166,119	$1,233,603
11/21	$1,208,018	$1,176,046	$1,244,815
12/21	$1,208,638	$1,177,943	$1,247,954
1/22	$1,177,065	$1,145,700	$1,210,494
2/22	$1,169,271	$1,141,595	$1,203,161
3/22	$1,133,818	$1,104,588	$1,162,701
4/22	$1,099,661	$1,074,036	$1,128,025
5/22	$1,108,350	$1,089,990	$1,144,932
6/22	$1,090,628	$1,072,138	$1,128,109
7/22	$1,118,390	$1,100,466	$1,161,646
8/22	$1,090,508	$1,076,347	$1,136,576
9/22	$1,053,735	$1,035,037	$1,089,954
10/22	$1,044,965	$1,026,429	$1,080,695
11/22	$1,091,090	$1,074,438	$1,134,399
12/22	$1,091,343	$1,077,515	$1,136,430
1/23	$1,119,764	$1,108,466	$1,174,172
2/23	$1,096,931	$1,083,402	$1,148,639
3/23	$1,119,105	$1,107,440	$1,176,582
4/23	$1,119,430	$1,104,910	$1,173,590
5/23	$1,109,449	$1,095,335	$1,165,601
6/23	$1,120,246	$1,106,307	$1,177,287
7/23	$1,123,122	$1,110,684	$1,184,234
8/23	$1,112,915	$1,094,694	$1,168,551
9/23	$1,087,012	$1,062,610	$1,136,862
10/23	$1,075,479	$1,053,567	$1,126,668
11/23	$1,131,073	$1,120,449	$1,195,650
12/23	$1,156,470	$1,146,491	$1,224,128
1/24	$1,154,125	$1,140,635	$1,218,883
2/24	$1,154,533	$1,142,100	$1,221,094
3/24	$1,153,625	$1,142,064	$1,220,524
4/24	$1,140,817	$1,127,920	$1,206,029
5/24	$1,141,421	$1,124,611	$1,202,034
6/24	$1,156,817	$1,141,849	$1,220,351
7/24	$1,168,189	$1,152,257	$1,232,094
8/24	$1,175,565	$1,161,344	$1,242,707
9/24	$1,189,808	$1,172,822	$1,254,473
10/24	$1,174,221	$1,155,721	$1,237,616
11/24	$1,193,966	$1,175,685	$1,258,583
12/24	$1,178,265	$1,158,569	$1,240,851
1/25	$1,178,864	$1,164,376	$1,250,269
2/25	$1,190,499	$1,175,920	$1,261,475
3/25	$1,166,363	$1,155,992	$1,239,283
4/25	$1,160,151	$1,146,678	$1,229,133
5/25	$1,146,963	$1,147,415	$1,229,922
6/25	$1,157,345	$1,154,558	$1,237,873
7/25	$1,151,055	$1,152,226	$1,239,022
8/25	$1,161,530	$1,162,241	$1,249,271
9/25	$1,198,675	$1,189,156	$1,277,445
10/25	$1,216,155	$1,203,905	$1,293,134
11/25	$1,219,831	$1,206,666	$1,296,731
12/25	$1,220,651	$1,207,753	$1,298,009
1/26	$1,228,480	$1,219,087	$1,311,533
2/26	$1,246,465	$1,234,281	$1,328,444
3/26	$1,221,547	$1,205,613	$1,299,529
4/26	$1,238,021	$1,219,418	$1,313,621
5/26	$1,241,683	$1,223,971	$1,317,899
6/26	$1,254,141	$1,235,768	$1,328,142
7/26	$1,227,240	$1,212,892	$1,304,021

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	6.62%	0.20%	2.07%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%
Bloomberg New Jersey Municipal Bond Index	5.25%	0.79%	2.69%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$149,340,508
# of Portfolio Holdings	109
Portfolio Turnover Rate	78%
Total Advisory Fees Paid	$548,948

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	9.3%
Industrial Development Revenue	5.7%
Special Tax Revenue	6.0%
Housing	6.0%
Hospital	10.4%
Lease Rev./Cert. of Participation	12.0%
General Obligations	15.1%
Education	15.7%
Transportation	19.8%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	4.0%
BB	0.6%
BBB	9.5%
A	21.5%
AA	59.5%
AAA	4.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2026

EINJX-TSR-AR

Eaton Vance Pennsylvania Municipal Income Fund

Class A ETPAX

Annual Shareholder Report July 31, 2026

This annual shareholder report contains important information about the Eaton Vance Pennsylvania Municipal Income Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.76%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight position and security selections in bonds rated BBB and below contributed to Index-relative returns during the period

↑ An overweight position and security selections in bonds with 4.00% coupon rates also contributed to performance

↑ An overweight position and security selections in bonds with 17 to 22 years remaining to maturity contributed to returns

↓ An allocation to variable-rate demand notes — typically considered a defensive investment — detracted from returns during the period

↓ Security selections in the leasing sector detracted from returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Pennsylvania Municipal Bond Index
7/16	$9,675	$10,000	$10,000
8/16	$9,692	$10,013	$10,012
9/16	$9,646	$9,964	$9,953
10/16	$9,567	$9,859	$9,850
11/16	$9,263	$9,491	$9,472
12/16	$9,346	$9,603	$9,593
1/17	$9,377	$9,666	$9,651
2/17	$9,427	$9,733	$9,716
3/17	$9,436	$9,754	$9,753
4/17	$9,498	$9,825	$9,827
5/17	$9,604	$9,981	$9,987
6/17	$9,578	$9,945	$9,975
7/17	$9,619	$10,026	$10,042
8/17	$9,682	$10,102	$10,124
9/17	$9,646	$10,051	$10,057
10/17	$9,643	$10,075	$10,090
11/17	$9,584	$10,021	$10,059
12/17	$9,648	$10,126	$10,170
1/18	$9,589	$10,007	$10,041
2/18	$9,575	$9,977	$10,001
3/18	$9,605	$10,014	$10,046
4/18	$9,591	$9,978	$10,013
5/18	$9,679	$10,092	$10,130
6/18	$9,709	$10,101	$10,142
7/18	$9,731	$10,125	$10,165
8/18	$9,753	$10,151	$10,201
9/18	$9,703	$10,086	$10,137
10/18	$9,653	$10,023	$10,066
11/18	$9,730	$10,134	$10,177
12/18	$9,819	$10,256	$10,319
1/19	$9,884	$10,333	$10,401
2/19	$9,938	$10,389	$10,464
3/19	$10,027	$10,553	$10,648
4/19	$10,058	$10,592	$10,696
5/19	$10,169	$10,738	$10,849
6/19	$10,221	$10,778	$10,894
7/19	$10,274	$10,865	$10,983
8/19	$10,420	$11,036	$11,175
9/19	$10,352	$10,948	$11,083
10/19	$10,355	$10,968	$11,107
11/19	$10,359	$10,995	$11,127
12/19	$10,389	$11,029	$11,169
1/20	$10,537	$11,227	$11,378
2/20	$10,661	$11,371	$11,538
3/20	$10,350	$10,959	$11,140
4/20	$10,231	$10,821	$10,954
5/20	$10,501	$11,166	$11,308
6/20	$10,564	$11,258	$11,403
7/20	$10,712	$11,447	$11,595
8/20	$10,662	$11,393	$11,554
9/20	$10,673	$11,396	$11,590
10/20	$10,647	$11,362	$11,553
11/20	$10,794	$11,533	$11,716
12/20	$10,868	$11,603	$11,776
1/21	$10,940	$11,677	$11,890
2/21	$10,765	$11,492	$11,691
3/21	$10,811	$11,563	$11,766
4/21	$10,908	$11,660	$11,865
5/21	$10,966	$11,694	$11,906
6/21	$11,000	$11,727	$11,950
7/21	$11,097	$11,824	$12,056
8/21	$11,056	$11,780	$12,008
9/21	$10,965	$11,695	$11,923
10/21	$10,949	$11,661	$11,881
11/21	$11,034	$11,760	$11,981
12/21	$11,056	$11,779	$11,994
1/22	$10,760	$11,457	$11,674
2/22	$10,695	$11,416	$11,633
3/22	$10,385	$11,046	$11,253
4/22	$10,063	$10,740	$10,937
5/22	$10,175	$10,900	$11,062
6/22	$10,006	$10,721	$10,876
7/22	$10,235	$11,005	$11,168
8/22	$10,013	$10,763	$10,932
9/22	$9,636	$10,350	$10,493
10/22	$9,532	$10,264	$10,396
11/22	$10,036	$10,744	$10,880
12/22	$10,010	$10,775	$10,908
1/23	$10,296	$11,085	$11,238
2/23	$10,023	$10,834	$10,993
3/23	$10,248	$11,074	$11,231
4/23	$10,237	$11,049	$11,209
5/23	$10,160	$10,953	$11,101
6/23	$10,269	$11,063	$11,230
7/23	$10,285	$11,107	$11,295
8/23	$10,155	$10,947	$11,104
9/23	$9,878	$10,626	$10,792
10/23	$9,707	$10,536	$10,690
11/23	$10,356	$11,204	$11,353
12/23	$10,602	$11,465	$11,634
1/24	$10,593	$11,406	$11,588
2/24	$10,598	$11,421	$11,615
3/24	$10,589	$11,421	$11,627
4/24	$10,499	$11,279	$11,486
5/24	$10,504	$11,246	$11,450
6/24	$10,659	$11,418	$11,627
7/24	$10,747	$11,523	$11,713
8/24	$10,807	$11,613	$11,801
9/24	$10,966	$11,728	$11,921
10/24	$10,792	$11,557	$11,763
11/24	$10,996	$11,757	$11,959
12/24	$10,822	$11,586	$11,786
1/25	$10,812	$11,644	$11,870
2/25	$10,933	$11,759	$11,967
3/25	$10,726	$11,560	$11,793
4/25	$10,632	$11,467	$11,677
5/25	$10,552	$11,474	$11,689
6/25	$10,614	$11,546	$11,756
7/25	$10,533	$11,522	$11,728
8/25	$10,624	$11,622	$11,818
9/25	$10,974	$11,892	$12,090
10/25	$11,123	$12,039	$12,248
11/25	$11,158	$12,067	$12,279
12/25	$11,178	$12,078	$12,297
1/26	$11,241	$12,191	$12,395
2/26	$11,407	$12,343	$12,551
3/26	$11,164	$12,056	$12,279
4/26	$11,331	$12,194	$12,438
5/26	$11,395	$12,240	$12,476
6/26	$11,505	$12,358	$12,597
7/26	$11,281	$12,129	$12,373

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class A	7.14%	0.34%	1.55%
Class A with 3.25% Maximum Sales Charge	3.62%	(0.33)%	1.21%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%
Bloomberg Pennsylvania Municipal Bond Index	5.50%	0.52%	2.15%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$174,848,850
# of Portfolio Holdings	143
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$665,867

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	2.0%
Electric Utilities	3.5%
Bond Bank	3.9%
Special Tax Revenue	3.9%
Housing	4.7%
Lease Rev./Cert. of Participation	5.1%
Senior Living/Life Care	8.7%
Water and Sewer	8.8%
Hospital	10.4%
Education	13.0%
Transportation	14.1%
General Obligations	21.9%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.8%
B	0.4%
BB	0.9%
BBB	12.0%
A	22.9%
AA	54.9%
AAA	3.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2026

ETPAX-TSR-AR

Eaton Vance Pennsylvania Municipal Income Fund

Class C ECPAX

Annual Shareholder Report July 31, 2026

This annual shareholder report contains important information about the Eaton Vance Pennsylvania Municipal Income Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.51%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight position and security selections in bonds rated BBB and below contributed to Index-relative returns during the period

↑ An overweight position and security selections in bonds with 4.00% coupon rates also contributed to performance

↑ An overweight position and security selections in bonds with 17 to 22 years remaining to maturity contributed to returns

↓ An allocation to variable-rate demand notes — typically considered a defensive investment — detracted from returns during the period

↓ Security selections in the leasing sector detracted from returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

Table Summary
	Class C	Bloomberg Municipal Bond Index	Bloomberg Pennsylvania Municipal Bond Index
7/16	$10,000	$10,000	$10,000
8/16	$10,012	$10,013	$10,012
9/16	$9,960	$9,964	$9,953
10/16	$9,866	$9,859	$9,850
11/16	$9,558	$9,491	$9,472
12/16	$9,625	$9,603	$9,593
1/17	$9,661	$9,666	$9,651
2/17	$9,706	$9,733	$9,716
3/17	$9,710	$9,754	$9,753
4/17	$9,766	$9,825	$9,827
5/17	$9,867	$9,981	$9,987
6/17	$9,837	$9,945	$9,975
7/17	$9,872	$10,026	$10,042
8/17	$9,929	$10,102	$10,124
9/17	$9,888	$10,051	$10,057
10/17	$9,880	$10,075	$10,090
11/17	$9,817	$10,021	$10,059
12/17	$9,875	$10,126	$10,170
1/18	$9,811	$10,007	$10,041
2/18	$9,781	$9,977	$10,001
3/18	$9,806	$10,014	$10,046
4/18	$9,787	$9,978	$10,013
5/18	$9,869	$10,092	$10,130
6/18	$9,894	$10,101	$10,142
7/18	$9,910	$10,125	$10,165
8/18	$9,927	$10,151	$10,201
9/18	$9,872	$10,086	$10,137
10/18	$9,818	$10,023	$10,066
11/18	$9,888	$10,134	$10,177
12/18	$9,970	$10,256	$10,319
1/19	$10,029	$10,333	$10,401
2/19	$10,077	$10,389	$10,464
3/19	$10,170	$10,553	$10,648
4/19	$10,184	$10,592	$10,696
5/19	$10,299	$10,738	$10,849
6/19	$10,333	$10,778	$10,894
7/19	$10,390	$10,865	$10,983
8/19	$10,527	$11,036	$11,175
9/19	$10,455	$10,948	$11,083
10/19	$10,441	$10,968	$11,107
11/19	$10,451	$10,995	$11,127
12/19	$10,463	$11,029	$11,169
1/20	$10,625	$11,227	$11,378
2/20	$10,728	$11,371	$11,538
3/20	$10,420	$10,959	$11,140
4/20	$10,288	$10,821	$10,954
5/20	$10,556	$11,166	$11,308
6/20	$10,611	$11,258	$11,403
7/20	$10,749	$11,447	$11,595
8/20	$10,695	$11,393	$11,554
9/20	$10,699	$11,396	$11,590
10/20	$10,668	$11,362	$11,553
11/20	$10,805	$11,533	$11,716
12/20	$10,869	$11,603	$11,776
1/21	$10,933	$11,677	$11,890
2/21	$10,747	$11,492	$11,691
3/21	$10,785	$11,563	$11,766
4/21	$10,884	$11,660	$11,865
5/21	$10,934	$11,694	$11,906
6/21	$10,961	$11,727	$11,950
7/21	$11,048	$11,824	$12,056
8/21	$11,002	$11,780	$12,008
9/21	$10,909	$11,695	$11,923
10/21	$10,875	$11,661	$11,881
11/21	$10,963	$11,760	$11,981
12/21	$10,978	$11,779	$11,994
1/22	$10,676	$11,457	$11,674
2/22	$10,608	$11,416	$11,633
3/22	$10,294	$11,046	$11,253
4/22	$9,967	$10,740	$10,937
5/22	$10,069	$10,900	$11,062
6/22	$9,902	$10,721	$10,876
7/22	$10,127	$11,005	$11,168
8/22	$9,886	$10,763	$10,932
9/22	$9,508	$10,350	$10,493
10/22	$9,403	$10,264	$10,396
11/22	$9,891	$10,744	$10,880
12/22	$9,861	$10,775	$10,908
1/23	$10,140	$11,085	$11,238
2/23	$9,863	$10,834	$10,993
3/23	$10,084	$11,074	$11,231
4/23	$10,068	$11,049	$11,209
5/23	$9,978	$10,953	$11,101
6/23	$10,075	$11,063	$11,230
7/23	$10,085	$11,107	$11,295
8/23	$9,956	$10,947	$11,104
9/23	$9,676	$10,626	$10,792
10/23	$9,497	$10,536	$10,690
11/23	$10,131	$11,204	$11,353
12/23	$10,371	$11,465	$11,634
1/24	$10,357	$11,406	$11,588
2/24	$10,357	$11,421	$11,615
3/24	$10,343	$11,421	$11,627
4/24	$10,240	$11,279	$11,486
5/24	$10,239	$11,246	$11,450
6/24	$10,393	$11,418	$11,627
7/24	$10,470	$11,523	$11,713
8/24	$10,521	$11,613	$11,801
9/24	$10,664	$11,728	$11,921
10/24	$10,496	$11,557	$11,763
11/24	$10,682	$11,757	$11,959
12/24	$10,500	$11,586	$11,786
1/25	$10,498	$11,644	$11,870
2/25	$10,594	$11,759	$11,967
3/25	$10,394	$11,560	$11,793
4/25	$10,302	$11,467	$11,677
5/25	$10,221	$11,474	$11,689
6/25	$10,274	$11,546	$11,756
7/25	$10,180	$11,522	$11,728
8/25	$10,259	$11,622	$11,818
9/25	$10,594	$11,892	$12,090
10/25	$10,740	$12,039	$12,248
11/25	$10,754	$12,067	$12,279
12/25	$10,767	$12,078	$12,297
1/26	$10,819	$12,191	$12,395
2/26	$10,982	$12,343	$12,551
3/26	$10,737	$12,056	$12,279
4/26	$10,900	$12,194	$12,438
5/26	$10,954	$12,240	$12,476
6/26	$11,050	$12,358	$12,597
7/26	$10,828	$12,129	$12,373

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	6.37%	(0.40)%	0.80%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	5.37%	(0.40)%	0.80%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%
Bloomberg Pennsylvania Municipal Bond Index	5.50%	0.52%	2.15%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$174,848,850
# of Portfolio Holdings	143
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$665,867

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	2.0%
Electric Utilities	3.5%
Bond Bank	3.9%
Special Tax Revenue	3.9%
Housing	4.7%
Lease Rev./Cert. of Participation	5.1%
Senior Living/Life Care	8.7%
Water and Sewer	8.8%
Hospital	10.4%
Education	13.0%
Transportation	14.1%
General Obligations	21.9%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.8%
B	0.4%
BB	0.9%
BBB	12.0%
A	22.9%
AA	54.9%
AAA	3.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2026

ECPAX-TSR-AR

Eaton Vance Pennsylvania Municipal Income Fund

Class I EIPAX

Annual Shareholder Report July 31, 2026

This annual shareholder report contains important information about the Eaton Vance Pennsylvania Municipal Income Fund for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$58	0.56%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ An overweight position and security selections in bonds rated BBB and below contributed to Index-relative returns during the period

↑ An overweight position and security selections in bonds with 4.00% coupon rates also contributed to performance

↑ An overweight position and security selections in bonds with 17 to 22 years remaining to maturity contributed to returns

↓ An allocation to variable-rate demand notes — typically considered a defensive investment — detracted from returns during the period

↓ Security selections in the leasing sector detracted from returns during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

Table Summary
	Class I	Bloomberg Municipal Bond Index	Bloomberg Pennsylvania Municipal Bond Index
7/16	$1,000,000	$1,000,000	$1,000,000
8/16	$1,003,058	$1,001,349	$1,001,172
9/16	$998,436	$996,352	$995,348
10/16	$989,403	$985,899	$985,004
11/16	$958,282	$949,129	$947,181
12/16	$966,988	$960,272	$959,254
1/17	$970,301	$966,603	$965,113
2/17	$975,630	$973,315	$971,618
3/17	$977,851	$975,428	$975,304
4/17	$983,279	$982,505	$982,652
5/17	$994,393	$998,099	$998,696
6/17	$991,971	$994,519	$997,500
7/17	$996,379	$1,002,565	$1,004,153
8/17	$1,003,057	$1,010,195	$1,012,363
9/17	$1,000,624	$1,005,059	$1,005,654
10/17	$999,334	$1,007,512	$1,009,003
11/17	$994,598	$1,002,117	$1,005,902
12/17	$1,000,237	$1,012,591	$1,016,998
1/18	$995,446	$1,000,670	$1,004,073
2/18	$992,981	$997,680	$1,000,144
3/18	$996,327	$1,001,363	$1,004,620
4/18	$994,986	$997,789	$1,001,285
5/18	$1,004,284	$1,009,215	$1,013,004
6/18	$1,007,617	$1,010,076	$1,014,247
7/18	$1,010,076	$1,012,527	$1,016,480
8/18	$1,012,546	$1,015,127	$1,020,076
9/18	$1,007,530	$1,008,555	$1,013,703
10/18	$1,003,700	$1,002,345	$1,006,602
11/18	$1,010,621	$1,013,439	$1,017,749
12/18	$1,020,037	$1,025,573	$1,031,879
1/19	$1,027,012	$1,033,326	$1,040,136
2/19	$1,032,733	$1,038,858	$1,046,359
3/19	$1,043,330	$1,055,280	$1,064,750
4/19	$1,045,474	$1,059,246	$1,069,593
5/19	$1,057,249	$1,073,849	$1,084,892
6/19	$1,062,805	$1,077,815	$1,089,355
7/19	$1,069,708	$1,086,501	$1,098,302
8/19	$1,083,803	$1,103,639	$1,117,501
9/19	$1,076,893	$1,094,792	$1,108,334
10/19	$1,077,414	$1,096,754	$1,110,702
11/19	$1,078,037	$1,099,497	$1,112,691
12/19	$1,081,336	$1,102,854	$1,116,915
1/20	$1,098,132	$1,122,668	$1,137,817
2/20	$1,109,943	$1,137,146	$1,153,848
3/20	$1,077,837	$1,095,898	$1,114,021
4/20	$1,065,731	$1,082,145	$1,095,432
5/20	$1,093,905	$1,116,569	$1,130,802
6/20	$1,100,646	$1,125,759	$1,140,319
7/20	$1,116,184	$1,144,719	$1,159,512
8/20	$1,112,503	$1,139,348	$1,155,391
9/20	$1,112,498	$1,139,590	$1,158,953
10/20	$1,109,988	$1,136,167	$1,155,260
11/20	$1,125,537	$1,153,312	$1,171,625
12/20	$1,134,627	$1,160,338	$1,177,553
1/21	$1,141,072	$1,167,732	$1,188,970
2/21	$1,123,057	$1,149,178	$1,169,120
3/21	$1,128,036	$1,156,266	$1,176,595
4/21	$1,138,275	$1,165,964	$1,186,511
5/21	$1,144,544	$1,169,443	$1,190,595
6/21	$1,148,274	$1,172,654	$1,195,007
7/21	$1,158,578	$1,182,379	$1,205,589
8/21	$1,154,539	$1,178,040	$1,200,809
9/21	$1,145,234	$1,169,539	$1,192,304
10/21	$1,143,769	$1,166,119	$1,188,079
11/21	$1,154,141	$1,176,046	$1,198,078
12/21	$1,155,306	$1,177,943	$1,199,362
1/22	$1,124,758	$1,145,700	$1,167,428
2/22	$1,119,400	$1,141,595	$1,163,296
3/22	$1,086,066	$1,104,588	$1,125,272
4/22	$1,052,657	$1,074,036	$1,093,728
5/22	$1,064,529	$1,089,990	$1,106,158
6/22	$1,047,106	$1,072,138	$1,087,641
7/22	$1,071,100	$1,100,466	$1,116,816
8/22	$1,048,226	$1,076,347	$1,093,179
9/22	$1,009,092	$1,035,037	$1,049,337
10/22	$998,335	$1,026,429	$1,039,648
11/22	$1,051,177	$1,074,438	$1,087,980
12/22	$1,048,603	$1,077,515	$1,090,817
1/23	$1,078,645	$1,108,466	$1,123,803
2/23	$1,050,371	$1,083,402	$1,099,326
3/23	$1,074,030	$1,107,440	$1,123,128
4/23	$1,073,065	$1,104,910	$1,120,859
5/23	$1,065,231	$1,095,335	$1,110,133
6/23	$1,075,377	$1,106,307	$1,122,978
7/23	$1,078,622	$1,110,684	$1,129,516
8/23	$1,065,213	$1,094,694	$1,110,351
9/23	$1,036,467	$1,062,610	$1,079,236
10/23	$1,017,434	$1,053,567	$1,068,996
11/23	$1,086,837	$1,120,449	$1,135,321
12/23	$1,112,781	$1,146,491	$1,163,363
1/24	$1,112,030	$1,140,635	$1,158,826
2/24	$1,112,731	$1,142,100	$1,161,451
3/24	$1,112,012	$1,142,064	$1,162,716
4/24	$1,101,323	$1,127,920	$1,148,615
5/24	$1,103,447	$1,124,611	$1,144,981
6/24	$1,119,944	$1,141,849	$1,162,704
7/24	$1,129,329	$1,152,257	$1,171,297
8/24	$1,135,830	$1,161,344	$1,180,098
9/24	$1,152,615	$1,172,822	$1,192,106
10/24	$1,134,631	$1,155,721	$1,176,331
11/24	$1,156,221	$1,175,685	$1,195,886
12/24	$1,138,147	$1,158,569	$1,178,556
1/25	$1,137,335	$1,164,376	$1,187,000
2/25	$1,150,219	$1,175,920	$1,196,680
3/25	$1,128,734	$1,155,992	$1,179,275
4/25	$1,119,124	$1,146,678	$1,167,726
5/25	$1,110,932	$1,147,415	$1,168,903
6/25	$1,117,625	$1,154,558	$1,175,591
7/25	$1,109,332	$1,152,226	$1,172,766
8/25	$1,119,052	$1,162,241	$1,181,786
9/25	$1,155,997	$1,189,156	$1,208,963
10/25	$1,171,796	$1,203,905	$1,224,835
11/25	$1,175,696	$1,206,666	$1,227,939
12/25	$1,178,036	$1,207,753	$1,229,653
1/26	$1,183,266	$1,219,087	$1,239,532
2/26	$1,202,454	$1,234,281	$1,255,128
3/26	$1,177,110	$1,205,613	$1,227,922
4/26	$1,194,905	$1,219,418	$1,243,757
5/26	$1,201,875	$1,223,971	$1,247,636
6/26	$1,213,567	$1,235,768	$1,259,747
7/26	$1,190,805	$1,212,892	$1,237,262

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Class I	7.34%	0.55%	1.76%
Bloomberg Municipal Bond Index	5.27%	0.51%	1.95%
Bloomberg Pennsylvania Municipal Bond Index	5.50%	0.52%	2.15%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Table Summary
Total Net Assets	$174,848,850
# of Portfolio Holdings	143
Portfolio Turnover Rate	49%
Total Advisory Fees Paid	$665,867

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	2.0%
Electric Utilities	3.5%
Bond Bank	3.9%
Special Tax Revenue	3.9%
Housing	4.7%
Lease Rev./Cert. of Participation	5.1%
Senior Living/Life Care	8.7%
Water and Sewer	8.8%
Hospital	10.4%
Education	13.0%
Transportation	14.1%
General Obligations	21.9%
Footnote	Description
Footnote*	Sectors less than 3% each.

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.8%
B	0.4%
BB	0.9%
BBB	12.0%
A	22.9%
AA	54.9%
AAA	3.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report July 31, 2026

EIPAX-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by the report. The new Fund policy is substantially similar to the superseded Fund policy but now has an expanded scope that applies to 1940 Act Fund families. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that George J. Gorman, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance Municipal Opportunities Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal years ended July 31, 2025 and July 31, 2026 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Arizona Municipal Income Fund

Fiscal Years Ended	07/31/25	07/31/26
Audit Fees	$43,400	$43,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$43,400	$43,400

Eaton Vance Connecticut Municipal Income Fund

Fiscal Years Ended	07/31/25	07/31/26
Audit Fees	$45,400	$45,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$45,400	$45,400

Eaton Vance Minnesota Municipal Income Fund

Fiscal Years Ended	07/31/25	07/31/26
Audit Fees	$45,400	$45,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$45,400	$45,400

Eaton Vance Municipal Opportunities Fund

Fiscal Years Ended	07/31/25	07/31/26
Audit Fees	$58,570	$58,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$58,570	$58,400

Eaton Vance New Jersey Municipal Income Fund

Fiscal Years Ended	07/31/25	07/31/26
Audit Fees	$58,400	$58,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$58,400	$58,400

Eaton Vance Pennsylvania Municipal Income Fund

Fiscal Years Ended	07/31/25	07/31/26
Audit Fees	$58,400	$58,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$58,400	$58,400

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/24	9/30/24	7/31/25	8/31/25	9/30/25	7/31/26
Audit Fees	$311,800	$345,800	$309,570	$312,050	$346,399	$309,400
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$0	$0	$0	$0	$0	$0
All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$311,800	$345,800	$309,570	$312,050	$346,399	$309,400

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the same time period.

Fiscal Years Ended	8/31/24	9/30/24	7/31/25	8/31/25	9/30/25	7/31/26
Registrant(1)	$0	$0	$0	$0	$0	$0
Eaton Vance(2)	$18,490	$18,490	$18,490	$18,490	$18,490	$19,414

(1)	Includes all of the Series of the Trust.

(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Municipals Trust
Annual Financial Statements and
Additional Information
July 31, 2026

Arizona • Connecticut • Minnesota • New Jersey • Pennsylvania

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information July 31, 2026
Eaton Vance
Municipal Income Funds

Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Arizona Municipal Income Fund
July 31, 2026
Portfolio of Investments

Tax-Exempt Municipal Obligations — 94.8%

Security	Principal Amount (000's omitted)	Value
Education — 13.2%
Arizona Industrial Development Authority, (Academies of Math & Science):
4.875% to 7/1/35 (Put Date), 7/1/60(1)	$250	$ 257,285
5.00%, 7/1/39(1)	250	250,116
5.25%, 7/1/46(1)	600	591,884
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/40(1)	1,465	1,417,512
Arizona Industrial Development Authority, (Equitable School Revolving Fund LLC):
5.00%, 11/1/36	850	926,492
5.00%, 11/1/44	95	98,474
5.00%, 11/1/44	235	244,442
5.50%, 11/1/51	1,250	1,309,422
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	60	48,675
Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 3.00%, 12/15/31(1)	550	511,549
Glendale Industrial Development Authority, AZ, (Midwestern University Foundation), (AMT), 2.125%, 7/1/33	228	188,841
Kayenta Unified School District No. 27, AZ, 6.00%, 7/1/40	2,285	2,521,971
La Paz County Industrial Development Authority, AZ, (Harmony Public Schools), 4.00%, 2/15/41	800	713,954
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools):
4.00%, 7/1/41(1)	500	438,568
4.25%, 7/1/44	490	427,142
Phoenix Industrial Development Authority, AZ, (Legacy Traditional Schools), 5.00%, 7/1/46(1)	500	467,188
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy Johnston), 5.50%, 6/15/36(1)	750	723,223
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy), 5.00%, 6/15/44(1)	1,000	910,066
Sierra Vista Industrial Development Authority, AZ, (Wake Preparatory Academy), 6.50%, 6/15/60	500	504,229
University of Arizona:
4.00%, 8/1/44	1,420	1,325,855
5.00%, 6/1/45	1,000	1,062,316
5.00%, 8/1/45	1,000	1,063,225
5.00%, 8/1/46	750	791,776
Sustainability Bonds, 5.00%, 6/1/42	585	600,975
		$ 17,395,180
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 3.6%
Pinal County Electric District No. 3, AZ:
5.00%, 7/1/45	$1,035	$ 1,095,659
5.00%, 7/1/51	730	753,322
Salt River Project Agricultural Improvement and Power District, AZ:
5.25%, 1/1/53	1,720	1,794,840
5.25%, 1/1/55	1,000	1,051,377
		$ 4,695,198
General Obligations — 13.1%
Agua Fria Union High School District No. 216, AZ, 5.00%, 7/1/44	$1,000	$ 1,067,052
Buckeye Elementary School District No. 33, AZ, 5.00%, 7/1/40	335	357,061
Chandler Unified School District No. 80, AZ, 4.00%, 7/1/37	600	602,762
Chandler, AZ, 4.00%, 7/1/43	1,265	1,258,703
Glendale, AZ:
5.00%, 7/1/37	610	676,456
5.00%, 7/1/40	175	189,368
5.00%, 7/1/40	585	635,806
5.00%, 7/1/43	380	403,916
Lake Havasu City, AZ, Wastewater System Revenue:
4.00%, 7/1/43	680	669,991
5.00%, 7/1/38	1,185	1,304,819
Laveen Elementary School District No. 59, AZ:
5.00%, 7/1/42	350	376,603
5.00%, 7/1/44	300	319,424
Litchfield Elementary County Elementary School District No. 79, AZ:
5.00%, 7/1/41	260	279,248
5.00%, 7/1/45	500	530,296
Madison Elementary School District No. 38, AZ, 5.00%, 7/1/35	1,500	1,690,523
Paradise Valley Unified School District No. 69, AZ:
4.00%, 7/1/42	375	369,116
5.00%, 7/1/41	1,000	1,081,037
5.00%, 7/1/43	1,800	1,927,297
Pendergast Elementary County Elementary School District No. 92, AZ, 5.00%, 7/1/37	400	442,934
Pima County Unified School District No. 1 Tucson, AZ:
5.00%, 7/1/39	390	424,412
5.00%, 7/1/44	1,000	1,063,212
Puerto Rico:
0.00%, 7/1/33	750	545,285

See Notes to Financial Statements.

Eaton Vance
Arizona Municipal Income Fund
July 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico: (continued)
5.625%, 7/1/29	$1,000	$ 1,056,173
		$ 17,271,494
Hospital — 10.8%
Arizona Health Facilities Authority, (Banner Health), (LOC: Bank of America, N.A.), 3.05%, 1/1/46(2)	$1,970	$ 1,970,000
Arizona Industrial Development Authority, (Phoenix Children's Hospital):
4.00%, 2/1/50	1,095	976,150
(LOC: TD Bank, N.A.), 2.95%, 2/1/48(2)	2,770	2,770,000
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	435	404,683
4.00%, 1/1/48	2,325	2,060,522
Maricopa County Industrial Development Authority, AZ, (HonorHealth), 5.00%, 9/1/32	400	412,457
Phoenix Industrial Development Authority, AZ, (Mayo Clinic):
3.75%, 11/15/57	1,000	801,354
(SPA: Northern Trust Co.), 2.85%, 11/15/52(2)	3,850	3,850,000
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/41	1,000	1,043,240
		$ 14,288,406
Housing — 5.6%
Arizona Industrial Development Authority, (FHLMC), (FNMA), (GNMA), 5.00%, 10/1/45	$750	$ 762,812
Arizona Industrial Development Authority, (Hacienda Del Rio), (FNMA), 4.50%, 6/1/41	980	961,892
Arizona Industrial Development Authority, (University at West Glendale), 5.00% to 9/1/26 (Put Date), 3/1/45	1,000	1,001,491
Maricopa County and Phoenix Industrial Development Authorities, AZ:
(FHLMC), (FNMA), (GNMA), 4.10%, 9/1/36	360	356,223
(FHLMC), (FNMA), (GNMA), 4.65%, 9/1/44	935	930,702
(FHLMC), (FNMA), (GNMA), 4.85%, 9/1/54	175	172,327
(GNMA), 4.45%, 9/1/44	955	936,629
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/39	500	501,832
5.00%, 7/1/44	250	249,582
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/27	415	419,790
5.00%, 7/1/37	500	502,854
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Pima County Industrial Development Authority, AZ, SFMR:
(GNMA), 4.45%, 7/1/44	$370	$ 363,748
(GNMA), 4.60%, 7/1/49	225	217,660
		$ 7,377,542
Industrial Development Revenue — 4.7%
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	$2,500	$ 2,524,049
Maricopa County Industrial Development Authority, AZ, (Commercial Metals Co.), (AMT), 4.00%, 10/15/47(1)	1,000	860,245
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	850	815,492
Yavapai County Industrial Development Authority, AZ, (Waste Management, Inc.), (AMT), 4.25%, 3/1/28	2,000	2,020,149
		$ 6,219,935
Insured - Education — 1.2%
Northern Arizona University:
(BAM), 5.00%, 6/1/36	$500	$ 558,297
(BAM), 5.00%, 6/1/37	500	558,549
(BAM), 5.00%, 6/1/38	400	445,375
		$ 1,562,221
Insured - Electric Utilities — 0.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$485	$ 488,163
		$ 488,163
Insured - General Obligations — 12.3%
Buckeye Union High School District No. 201, AZ, (AG), 5.00%, 7/1/30	$800	$ 858,754
Cartwright Elementary School District No. 83, AZ, (AG), 5.25%, 7/1/42	1,135	1,201,413
Festival Ranch Community Facilities District, AZ, (AG), 4.50%, 7/15/45	1,000	977,967
Glendale Union High School District No. 205, AZ, (AG), 5.00%, 7/1/43	1,100	1,170,870
Liberty Elementary School District No. 25, AZ, (AG), 4.375%, 7/1/42	200	203,535
Marana Unified School District No. 6, AZ:
(AG), 5.00%, 7/1/41	750	792,179
(AG), 5.00%, 7/1/42	330	347,427
(AG), 5.00%, 7/1/43	765	807,393
Maricopa County School District No. 17, AZ, Tolleson Elementary, (AG), 4.00%, 7/1/45	665	646,509

See Notes to Financial Statements.

Eaton Vance
Arizona Municipal Income Fund
July 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Maricopa County School District No. 66, AZ, Roosevelt Elementary, (BAM), 5.00%, 7/1/44	$930	$ 983,105
Osborn Elementary School District No. 8, AZ:
(BAM), 5.00%, 7/1/42	850	909,575
(BAM), 5.00%, 7/1/44	1,250	1,325,724
Phoenix Elementary School District No. 1, AZ:
(BAM), 4.00%, 7/1/44	40	38,370
(BAM), 5.00%, 7/1/43	1,140	1,203,960
Pinal County Elementary School District No. 4 Casa Grande, AZ:
(BAM), 5.00%, 7/1/43	600	632,165
(BAM), 5.00%, 7/1/44	400	421,491
(BAM), 5.00%, 7/1/45	300	313,974
Verde Valley Fire District, AZ:
(AG), 5.00%, 7/1/41	250	264,332
(AG), 5.00%, 7/1/43	875	917,890
(AG), 5.00%, 7/1/45	350	364,762
Washington Elementary School District No. 6, AZ:
(BAM), 5.00%, 7/1/37	470	510,821
(BAM), 5.00%, 7/1/41	500	531,582
Wilson Elementary School District No. 7, AZ:
(AG), 5.00%, 7/1/38	350	381,244
(AG), 5.00%, 7/1/39	200	216,391
(AG), 5.00%, 7/1/40	200	215,336
		$ 16,236,769
Insured - Hospital — 0.1%
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), (AG), 4.00%, 8/1/49	$180	$ 160,787
		$ 160,787
Insured - Housing — 0.8%
Arizona Industrial Development Authority, (CHF Arizona LLC), (BAM), 5.00%, 7/1/39	$1,050	$ 1,123,482
		$ 1,123,482
Insured - Lease Revenue/Certificates of Participation — 0.4%
Higley Unified School District No. 60, AZ, Certificates of Participation, (AG), 4.125%, 6/1/42	$500	$ 494,963
		$ 494,963
Insured - Special Tax Revenue — 1.5%
Phoenix Civic Improvement Corp., AZ, (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,150	$ 1,350,292
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Pinal County, AZ, (BAM), 5.00%, 8/1/38	$625	$ 685,794
		$ 2,036,086
Insured - Water and Sewer — 1.5%
Eloy, AZ, Water and Wastewater System Revenue:
(BAM), 5.00%, 7/1/45	$325	$ 338,052
(BAM), 5.00%, 7/1/46	200	207,565
(BAM), 5.00%, 7/1/48	400	412,459
Goodyear, AZ, Water and Sewer Revenue, (AG), 5.00%, 7/1/43	950	1,005,656
		$ 1,963,732
Lease Revenue/Certificates of Participation — 0.6%
Queen Creek, AZ:
5.00%, 10/1/44	$400	$ 424,921
5.00%, 10/1/51	425	436,461
		$ 861,382
Other Revenue — 1.0%
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	$1,355	$ 1,386,369
		$ 1,386,369
Senior Living/Life Care — 1.9%
Glendale Industrial Development Authority, AZ, (Royal Oaks - Inspirata Pointe), 5.00%, 5/15/41	$600	$ 588,454
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	100	100,002
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/29	380	383,752
4.00%, 12/1/30	500	504,497
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.00%, 10/1/37(1)	1,110	939,255
		$ 2,515,960
Special Tax Revenue — 9.1%
American Samoa Economic Development Authority:
5.00%, 9/1/35(1)	$275	$ 283,785
5.00%, 9/1/38(1)	200	200,632
Buckeye, AZ, Excise Tax Revenue:
5.00%, 7/1/36	100	111,477
5.00%, 7/1/37	575	636,255
Bullhead City, AZ, Excise Taxes Revenue:
1.30%, 7/1/28	475	454,439

See Notes to Financial Statements.

Eaton Vance
Arizona Municipal Income Fund
July 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Bullhead City, AZ, Excise Taxes Revenue: (continued)
2.10%, 7/1/36	$580	$ 476,278
2.55%, 7/1/46	2,000	1,402,780
4.25%, 7/1/40	800	805,914
Marana, AZ, Pledged Excise Tax Revenue, 4.00%, 7/1/44	1,000	966,418
Maricopa, AZ, Pledged Revenue:
5.00%, 7/15/41	250	268,383
5.00%, 7/15/45	350	369,949
5.25%, 7/15/42	600	645,257
Peoria, AZ, Excise Tax Revenue:
5.00%, 7/15/45	900	936,509
5.00%, 7/15/46	430	445,716
Phoenix Civic Improvement Corp., AZ, Excise Tax Revenue, 4.00%, 7/1/45	465	453,896
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,000	962,294
Queen Creek, AZ, Excise Tax Revenue:
4.00%, 8/1/45	1,000	970,386
5.00%, 8/1/49	1,000	1,031,271
Yuma, AZ, 4.00%, 7/1/44	625	607,062
		$ 12,028,701
Student Loan — 1.6%
Glendale Industrial Development Authority, AZ, (Midwestern University Foundation):
(AMT), 4.00%, 7/1/46	$500	$ 478,234
(AMT), 5.00%, 7/1/31	500	528,664
(AMT), 5.00%, 7/1/32	500	530,398
(AMT), 5.00%, 7/1/33	500	532,128
		$ 2,069,424
Transportation — 4.6%
Phoenix Civic Improvement Corp., AZ, Airport Revenue:
(AMT), 4.00%, 7/1/38	$970	$ 933,463
(AMT), 4.00%, 7/1/44	4,495	4,094,359
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/42	1,000	1,050,730
		$ 6,078,552
Water and Sewer — 6.8%
Bullhead, AZ, Water and Wastewater System Revenue:
5.00%, 7/1/46	$500	$ 500,716
5.25%, 7/1/51	675	679,033
Central Arizona Water Conservation District, 5.00%, 1/1/35	700	701,489
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/46	$2,000	$ 1,886,296
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue:
5.00%, 7/1/28	860	861,490
5.00%, 7/1/39	800	864,312
5.25%, 7/1/47	1,770	1,881,260
Tucson, AZ, Water System Revenue, 5.00%, 7/1/42	1,500	1,610,950
		$ 8,985,546
Total Tax-Exempt Municipal Obligations (identified cost $126,194,998)		$125,239,892

Taxable Municipal Obligations — 3.0%

Security	Principal Amount (000's omitted)	Value
Education — 0.5%
Arizona Industrial Development Authority, (Academies of Math & Science), 7.25%, 7/1/29(1)	$140	$ 139,584
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(1)	500	519,124
		$ 658,708
Hospital — 1.1%
Maricopa County Industrial Development Authority, AZ, (Banner Health), 3.74%, 1/1/61(3)	$1,400	$ 1,400,000
		$ 1,400,000
Insured - Housing — 0.2%
Arizona Industrial Development Authority, (CHF Arizona LLC), (BAM), 5.625%, 7/1/31	$250	$ 247,914
		$ 247,914
Other Revenue — 0.7%
Arizona Industrial Development Authority, (The Reinvestment Fund, Inc.), 4.936%, 10/1/31	$1,000	$ 987,327
		$ 987,327
Special Tax Revenue — 0.5%
Cottonwood, AZ, Pledged Revenue, 2.625%, 7/1/35	$850	$ 696,121
		$ 696,121
Total Taxable Municipal Obligations (identified cost $4,140,000)		$ 3,990,070

See Notes to Financial Statements.

Eaton Vance
Arizona Municipal Income Fund
July 31, 2026
Portfolio of Investments — continued

U.S. Treasury Obligations — 0.8%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes, 3.75%, 4/15/28	$1,000	$ 991,641
Total U.S. Treasury Obligations (identified cost $993,241)		$ 991,641

Short-Term Investments — 0.8%
Money Market Fund — 0.4%

Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.19%(4)	557,213	$ 557,269
Total Money Market Fund (identified cost $557,269)		$ 557,269

U.S. Treasury Obligations — 0.4%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 8/4/26	$500	$ 499,950
Total U.S. Treasury Obligations (identified cost $499,851)		$ 499,950
Total Short-Term Investments (identified cost $1,057,120)		$ 1,057,219
Total Investments — 99.4% (identified cost $132,385,359)		$131,278,822
Other Assets, Less Liabilities — 0.6%		$ 854,534
Net Assets — 100.0%		$132,133,356

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2026, the aggregate value of these securities is $8,558,691 or 6.5% of the Fund's net assets.

(2)
Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2026.

(3)
Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated
interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2026.

(4)	The rate shown is the annualized seven-day yield as of July 31, 2026.
The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2026, 18.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from
1.4% to 8.7% of total investments.

Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
July 31, 2026
Portfolio of Investments

Tax-Exempt Municipal Obligations — 93.7%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.1%
Connecticut, (Revolving Fund):
Green Bonds, 5.00%, 5/1/34	$1,000	$ 1,013,330
Green Bonds, 5.00%, 5/1/37	985	996,383
		$ 2,009,713
Education — 22.5%
Connecticut Health and Educational Facilities Authority, (Area Cooperative Educational Services):
5.00%, 7/1/32	$50	$ 54,614
5.00%, 7/1/40	450	481,367
5.00%, 7/1/43	60	63,150
Connecticut Health and Educational Facilities Authority, (Avon Old Farms School):
2.625%, 7/1/51	675	415,925
4.00%, 7/1/41	50	47,046
4.00%, 7/1/46	115	104,625
Connecticut Health and Educational Facilities Authority, (Brunswick School):
5.00%, 7/1/36	530	574,435
5.00%, 7/1/37	375	403,068
5.00%, 7/1/38	250	267,311
Connecticut Health and Educational Facilities Authority, (Connecticut College):
4.00%, 7/1/36	1,225	1,224,978
4.00%, 7/1/46	70	64,031
Connecticut Health and Educational Facilities Authority, (Fairfield University):
3.25%, 7/1/35	25	23,653
4.00%, 7/1/42	1,840	1,725,047
5.00%, 7/1/42	1,000	1,065,571
5.00%, 7/1/44	920	970,861
5.00%, 7/1/45	400	419,983
5.00%, 7/1/46	200	209,029
Connecticut Health and Educational Facilities Authority, (Hopkins School), 5.25%, 7/1/47	145	153,268
Connecticut Health and Educational Facilities Authority, (Quinnipiac University):
5.00%, 7/1/33	245	269,452
5.00%, 7/1/34	600	663,829
5.00%, 7/1/35	510	566,471
5.00%, 7/1/36	275	303,071
5.00%, 7/1/45	1,000	1,046,679
5.00%, 7/1/48	55	56,338
5.25%, 7/1/53	4,425	4,551,917
Security	Principal Amount (000's omitted)	Value
Education (continued)
Connecticut Health and Educational Facilities Authority, (Sacred Heart University):
4.00%, 7/1/45	$915	$ 861,860
5.00%, 7/1/37	810	818,582
5.00%, 7/1/39	2,000	2,100,956
Connecticut Health and Educational Facilities Authority, (The Taft School):
4.00%, 7/1/28	135	138,248
4.00%, 7/1/30	125	127,326
4.00%, 7/1/33	430	435,643
4.00%, 7/1/34	1,130	1,142,436
4.00%, 7/1/36	560	563,400
Connecticut Health and Educational Facilities Authority, (Trinity College):
4.00%, 6/1/45	125	117,461
5.00%, 6/1/28	75	77,869
5.00%, 6/1/30	100	106,962
5.00%, 6/1/37	75	82,459
5.00%, 6/1/56	2,725	2,809,745
Connecticut Health and Educational Facilities Authority, (University of New Haven):
5.00%, 7/1/34	810	813,162
5.00%, 7/1/35	850	851,958
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 2.18%, 7/1/40(1)	4,100	4,100,000
Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/36	200	226,549
University of Connecticut:
5.00%, 2/15/37	35	36,690
5.00%, 2/15/37	2,770	3,096,214
5.00%, 2/15/38	365	404,573
5.00%, 2/15/39	1,175	1,289,866
5.00%, 2/15/43	1,210	1,299,708
5.00%, 2/15/44	1,895	2,024,751
5.50%, 11/15/53	625	670,144
		$ 39,922,281
General Obligations — 27.5%
Beacon Falls, CT:
4.00%, 8/15/35	$135	$ 142,342
4.00%, 8/15/36	225	235,923
4.00%, 8/15/37	170	176,928
4.00%, 8/15/42	250	254,765
4.00%, 8/15/44	200	202,498
4.00%, 8/15/45	55	55,498
Branford, CT, 4.00%, 10/15/41	950	954,595

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
July 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Cheshire, CT:
2.00%, 7/15/35	$25	$ 20,565
4.00%, 7/15/37	560	577,997
4.00%, 7/15/38	390	399,909
4.00%, 7/15/39	400	406,396
Colchester, CT:
4.00%, 10/15/28	440	440,434
4.00%, 10/15/45	250	248,499
Connecticut:
3.00%, 1/15/37	2,245	2,040,232
4.00%, 1/15/38	750	751,567
4.00%, 6/15/39	110	109,493
5.00%, 11/15/37	1,850	2,032,762
5.00%, 4/15/38	295	301,690
5.00%, 11/15/38	105	114,571
5.00%, 5/15/39	400	429,247
5.00%, 9/15/39	1,500	1,637,644
5.00%, 8/15/41	985	1,065,757
5.00%, 8/15/36	250	279,185
Social Bonds, 2.00%, 6/1/36	150	117,309
Social Bonds, 3.00%, 6/1/35	100	93,080
Social Bonds, 3.00%, 6/1/38	50	44,168
Social Bonds, 5.00%, 11/15/42	435	460,218
Cromwell, CT, 4.125%, 4/15/50	45	44,102
Danbury, CT:
4.00%, 2/15/45	2,705	2,681,151
4.00%, 2/15/46	865	848,654
Darien, CT:
4.00%, 4/15/39	320	322,288
4.00%, 4/15/46	750	726,849
East Haddam, CT, 3.00%, 12/1/37	85	77,012
Enfield, CT:
3.00%, 8/1/39	805	686,119
4.00%, 8/1/45	880	867,509
4.00%, 8/1/46	250	245,325
5.00%, 8/1/42	300	325,518
5.00%, 8/1/43	905	975,735
5.00%, 8/1/44	300	321,965
Fairfield, CT:
2.00%, 7/1/34	285	241,012
2.00%, 7/1/37	200	155,493
Groton, CT:
Green Bonds, 4.00%, 4/1/40	990	985,462
Green Bonds, 4.125%, 4/1/41	1,410	1,411,404
Madison, CT, 2.75%, 6/15/34	55	50,355
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Manchester, CT:
2.00%, 2/1/34	$165	$ 140,375
3.25%, 2/1/38	50	46,080
4.00%, 2/1/43	505	507,401
Metropolitan District, CT:
4.00%, 9/1/42	1,000	998,655
4.125%, 9/1/43	955	959,371
Montville, CT:
4.00%, 12/15/41	120	121,938
4.00%, 12/15/42	120	121,281
4.00%, 12/15/43	120	121,088
New Canaan, CT:
3.00%, 3/15/44	1,030	849,550
3.00%, 3/15/45	640	519,864
New Fairfield, CT, 2.00%, 5/1/35	195	159,622
New Haven, CT, 5.50%, 8/1/32	850	884,519
New London, CT, 4.00%, 3/15/46	470	456,997
New Milford, CT:
4.00%, 7/15/37	125	128,939
4.00%, 7/15/38	35	35,868
4.00%, 7/15/42	150	150,664
4.00%, 7/15/43	20	20,045
4.125%, 7/15/44	10	10,050
North Branford, CT:
4.00%, 8/1/41	300	304,094
4.00%, 8/1/42	450	455,550
4.125%, 8/1/43	295	300,024
Norwich, CT, 4.00%, 8/1/47	40	38,568
Plainville, CT:
4.00%, 6/15/43	915	918,242
4.00%, 6/15/44	705	705,115
Puerto Rico:
0.00%, 7/1/33	1,050	763,399
4.00%, 7/1/35	500	495,951
5.625%, 7/1/29	1,250	1,320,217
Regional School District No. 4, CT:
4.00%, 8/15/42	275	275,002
4.00%, 8/15/43	240	238,912
4.125%, 8/15/44	20	20,035
South Windsor, CT:
1.375%, 2/1/34	200	159,218
4.00%, 2/1/43	1,425	1,427,699
Stamford, CT:
3.00%, 6/1/36	1,280	1,175,017
4.00%, 5/15/43	1,780	1,782,889

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
July 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Stamford, CT: (continued)
4.00%, 5/15/46	$1,295	$ 1,260,441
Thomaston, CT:
4.00%, 8/1/40	5	5,063
4.00%, 8/1/41	100	101,257
4.00%, 8/1/42	175	176,829
4.00%, 8/1/43	200	201,646
4.00%, 8/1/44	160	160,737
4.00%, 8/1/45	95	95,240
Washington, CT:
4.00%, 12/1/33	75	79,547
4.00%, 12/1/34	100	105,594
4.00%, 12/1/35	80	84,022
4.00%, 12/1/37	220	228,260
4.00%, 12/1/38	70	72,321
4.00%, 12/1/39	20	20,529
4.00%, 12/1/40	125	127,794
5.00%, 12/1/26	300	302,515
5.00%, 12/1/27	300	310,253
5.00%, 12/1/28	150	158,536
5.00%, 12/1/32	65	73,012
Waterbury, CT:
4.00%, 2/1/45	1,060	1,036,108
5.00%, 8/1/37	1,010	1,085,039
West Hartford, CT, 2.00%, 1/15/32	20	17,949
West Haven, CT, 4.00%, 9/15/36	1,000	997,189
Windsor Locks, CT:
4.125%, 7/15/41	640	646,499
4.25%, 7/15/48	325	319,646
		$ 48,837,490
Hospital — 8.6%
Connecticut Health and Educational Facilities Authority, (Connecticut Children's Medical Center):
4.00%, 7/15/43	$1,325	$ 1,257,110
4.25%, 7/15/53	1,350	1,197,541
5.25%, 7/15/48	2,465	2,556,703
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare):
5.00%, 7/1/35	225	249,762
5.00%, 7/1/36	205	226,912
5.50%, 7/1/51	2,500	2,652,239
Connecticut Health and Educational Facilities Authority, (Nuvance Health):
4.00%, 7/1/41	1,270	1,167,274
4.00%, 7/1/49	1,500	1,334,422
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Connecticut Health and Educational Facilities Authority, (Stamford Hospital):
4.00%, 7/1/39	$780	$ 740,494
4.00%, 7/1/46	1,620	1,455,295
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	1,940	1,951,426
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00% to 7/1/29 (Put Date), 7/1/49	500	527,159
		$ 15,316,337
Housing — 9.0%
Connecticut Housing Finance Authority:
3.95%, 5/15/38	$260	$ 248,244
4.00%, 11/15/38	625	610,086
Social Bonds, 2.80%, 5/15/34	25	22,485
Social Bonds, 2.80%, 11/15/34	25	22,271
Social Bonds, 4.20%, 11/15/38	435	430,006
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.00%, 5/15/35	315	314,052
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.45%, 11/15/44	1,025	1,004,476
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 11/15/37	975	985,030
Sustainability Bonds, 4.05%, 11/15/42	555	540,002
Connecticut Housing Finance Authority, (Augustus Manor Associates), (FNMA), 4.80%, 10/1/41	2,000	2,027,049
Connecticut Housing Finance Authority, (Housing Mortgage Finance Program):
1.65%, 11/15/32	1,070	904,274
2.00%, 11/15/32	80	69,490
3.85%, 11/15/34	115	114,532
(SPA: TD Bank, N.A.), 2.16%, 11/15/48(1)	750	750,000
Sustainability Bonds, 2.35%, 11/15/40	1,250	947,786
Connecticut Housing Finance Authority, (Kimberly Place Apartments), (FNMA), 4.80%, 5/1/43	1,325	1,322,728
New Canaan Housing Authority, CT, (HANC Lakeview LLC), (FNMA), 4.00%, 12/1/34	875	866,922
Norwalk Housing Authority, CT, (Monterey Village Apartments), (FNMA), 4.40%, 9/1/42	1,490	1,422,654
Waterbury Housing Authority, CT, Social Bonds, (FNMA), 4.25%, 7/1/39	1,960	1,923,287
Waterbury Housing Authority, CT, (Laurel Estates Preservation LLC), (FHLMC), 4.50%, 2/1/42	1,445	1,424,075
		$ 15,949,449

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
July 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Education — 2.5%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School):
(AMBAC), Escrowed to Maturity, 5.25%, 7/1/30	$1,950	$ 2,107,333
(AMBAC), Escrowed to Maturity, 5.25%, 7/1/31	2,050	2,246,213
		$ 4,353,546
Insured - General Obligations — 4.3%
Bridgeport, CT:
(AG), 5.00%, 8/15/33	$2,310	$ 2,312,768
(BAM), 5.00%, 7/1/40	130	139,471
East Haven, CT:
(AG), 4.00%, 7/15/37	145	149,122
(AG), 4.00%, 7/15/38	145	147,639
(AG), 4.00%, 7/15/39	145	146,408
(AG), 4.00%, 7/15/40	145	145,956
(AG), 4.00%, 7/15/41	145	145,669
(AG), 4.00%, 7/15/42	145	145,324
(AG), 4.00%, 7/15/43	145	145,164
(AG), 4.00%, 7/15/44	30	30,078
Hamden, CT, (BAM), 5.00%, 8/15/32	1,375	1,502,707
New Haven, CT:
(AG), 5.00%, 8/1/36	185	203,729
(AG), 5.00%, 8/1/37	10	10,931
(AG), 5.00%, 8/1/38	150	162,799
(AG), 5.00%, 8/1/41	410	435,508
(AG), 5.00%, 8/1/42	225	237,193
(AG), 5.00%, 8/1/43	275	288,722
Stratford, CT:
(AG), 4.00%, 6/1/45	450	436,018
(AG), 4.00%, 6/1/46	190	183,297
(AG), 5.00%, 6/1/44	350	374,216
West Haven, CT, (AG), 5.00%, 3/15/40	250	268,987
		$ 7,611,706
Insured - Hospital — 0.6%
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AG), 4.00%, 7/1/37	$1,000	$ 1,009,200
		$ 1,009,200
Insured - Transportation — 0.2%
Connecticut Airport Authority, (Bradley International Airport), (BAM), (AMT), 5.00%, 7/1/49	$310	$ 309,992
		$ 309,992
Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer — 0.6%
Aquarion Water Authority, CT:
(BAM), 0.00%, 8/1/48	$1,500	$ 487,769
(BAM), 5.25%, 8/1/40	500	548,707
		$ 1,036,476
Senior Living/Life Care — 3.2%
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(2)	$1,000	$ 973,267
Connecticut Health and Educational Facilities Authority, (Covenant Home, Inc.), 5.00%, 12/1/34	1,000	1,017,551
Connecticut Health and Educational Facilities Authority, (Fairview):
4.875%, 12/15/32	510	503,905
5.875%, 12/15/46	710	714,454
Connecticut Health and Educational Facilities Authority, (Jerome Home), 4.00%, 7/1/31	235	232,217
Connecticut Health and Educational Facilities Authority, (McLean Affiliates, Inc.), 5.00%, 1/1/45(2)	1,345	1,228,304
Stamford Housing Authority, CT, (Mozaic Concierge Living):
6.00%, 10/1/40	500	522,972
6.25%, 10/1/60	535	540,923
		$ 5,733,593
Special Tax Revenue — 5.3%
American Samoa Economic Development Authority:
5.00%, 9/1/35(2)	$245	$ 252,826
5.00%, 9/1/38(2)	200	200,632
Connecticut, Special Tax Obligation Bonds:
4.00%, 9/1/34	1,470	1,471,516
4.00%, 11/1/37	1,000	1,007,023
4.00%, 5/1/38	800	801,730
4.00%, 11/1/38	35	34,969
5.00%, 7/1/36	480	538,524
5.00%, 7/1/39	300	323,418
5.00%, 7/1/42	900	967,168
5.00%, 7/1/45	2,365	2,522,471
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,360	1,308,719
		$ 9,428,996
Student Loan — 2.3%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), 4.00%, 11/15/36	$495	$ 478,811
(AMT), 4.125%, 11/15/40	910	871,260
(AMT), 4.25%, 11/15/38	575	561,470

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
July 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Student Loan (continued)
Connecticut Higher Education Supplemental Loan Authority: (continued)
(AMT), 4.25%, 11/15/43	$1,050	$ 1,002,298
(AMT), 5.00%, 11/15/28	250	257,764
(AMT), 5.00%, 11/15/29	195	202,779
(AMT), 5.00%, 11/15/29	165	171,583
(AMT), 5.00%, 11/15/30	70	73,152
(AMT), 5.00%, 11/15/31	15	15,726
(AMT), 5.00%, 11/15/32	60	63,006
(AMT), 5.00%, 11/15/33	200	210,465
(AMT), 5.00%, 11/15/34	90	94,510
(AMT), 5.00%, 11/15/35	25	26,215
(AMT), 5.00%, 11/15/36	75	78,381
		$ 4,107,420
Transportation — 0.3%
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/40	$395	$ 420,459
		$ 420,459
Water and Sewer — 5.7%
Aquarion Water Authority, CT:
5.00%, 8/1/34	$4,800	$ 5,309,433
5.25%, 2/1/33	725	805,213
5.25%, 8/1/45	750	813,204
5.25%, 8/1/46	500	539,170
South Central Connecticut Regional Water Authority, CT:
4.375%, 8/1/51	1,050	1,025,085
5.00%, 8/1/37	420	471,974
5.00%, 8/1/38	670	747,096
5.00%, 8/1/46	100	106,238
5.00%, 8/1/56	295	304,504
		$ 10,121,917
Total Tax-Exempt Municipal Obligations (identified cost $167,792,138)		$166,168,575

Taxable Municipal Obligations — 3.3%

Security	Principal Amount (000's omitted)	Value
General Obligations — 2.4%
Connecticut:
4.124%, 8/15/31	$1,000	$ 976,350
4.807%, 5/1/31	1,000	1,007,452
Naugatuck, CT:
1.14%, 9/15/26	200	199,235
1.40%, 9/15/27	250	241,782
1.60%, 9/15/28	255	239,400
1.79%, 9/15/29	750	686,424
Norwalk, CT, 1.381%, 7/15/29	800	734,983
Watertown, CT, 2.25%, 10/15/33	195	163,773
		$ 4,249,399
Insured - General Obligations — 0.8%
New Britain, CT, (BAM), 4.382%, 3/1/32	$1,485	$ 1,451,909
		$ 1,451,909
Senior Living/Life Care — 0.1%
Connecticut Health and Educational Facilities Authority, (Fairview), 7.20%, 12/15/30	$250	$ 247,525
		$ 247,525
Total Taxable Municipal Obligations (identified cost $6,064,582)		$ 5,948,833

U.S. Treasury Obligations — 1.7%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
3.75%, 4/15/28	$2,000	$ 1,983,281
3.875%, 7/15/28	1,000	992,539
Total U.S. Treasury Obligations (identified cost $2,981,328)		$ 2,975,820

See Notes to Financial Statements.

Eaton Vance
Connecticut Municipal Income Fund
July 31, 2026
Portfolio of Investments — continued

Short-Term Investments — 0.7%

Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.19%(3)	1,231,261	$ 1,231,384
Total Short-Term Investments (identified cost $1,231,384)		$ 1,231,384
Total Investments — 99.4% (identified cost $178,069,432)		$176,324,612
Other Assets, Less Liabilities — 0.6%		$ 1,089,852
Net Assets — 100.0%		$177,414,464

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)
Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated
interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2026.

(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2026, the aggregate value of these securities is $2,655,029 or 1.5% of the Fund's net assets.

(3)	The rate shown is the annualized seven-day yield as of July 31, 2026.
The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2026, 8.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from
2.5% to 4.0% of total investments.

Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
July 31, 2026
Portfolio of Investments

Tax-Exempt Municipal Obligations — 98.7%

Security	Principal Amount (000's omitted)	Value
Education — 10.5%
Minneapolis, MN, (University Gateway):
5.00%, 12/1/36	$2,000	$ 2,231,434
5.00%, 12/1/45	2,500	2,637,462
Minnesota Health and Education Facilities Authority, (Carleton College), 4.00%, 3/1/42	1,500	1,384,890
Minnesota Higher Education Facilities Authority, (Carleton College):
5.00%, 3/1/48	2,750	2,834,335
5.00%, 3/1/53	1,250	1,274,989
Minnesota Higher Education Facilities Authority, (Macalester College):
5.00%, 3/1/43	225	241,372
5.00%, 3/1/44	200	213,416
5.00%, 3/1/45	225	238,919
5.00%, 3/1/46	300	316,378
5.00%, 3/1/51	1,200	1,240,133
Minnesota Higher Education Facilities Authority, (St. Olaf College):
4.00%, 10/1/46	5	4,557
4.00%, 10/1/50	175	152,303
Minnesota Higher Education Facilities Authority, (University of St. Thomas):
4.125%, 10/1/53	2,000	1,762,944
5.00%, 10/1/41	1,635	1,689,918
5.00%, 10/1/47	2,665	2,692,581
5.00%, 10/1/49	1,400	1,409,940
St. Paul Housing and Redevelopment Authority, MN, (Hmong College Prep Academy), 5.00%, 9/1/43	1,200	1,178,277
University of Minnesota:
5.00%, 9/1/39	1,500	1,519,622
5.00%, 9/1/40	1,000	1,012,404
5.00%, 11/1/42	2,000	2,085,786
		$ 26,121,660
Electric Utilities — 8.2%
Hutchinson, MN, Public Utility Revenue, 5.00%, 12/1/26	$350	$ 350,544
Minnesota Municipal Power Agency:
4.00%, 10/1/41	2,415	2,301,163
5.00%, 10/1/33	250	250,313
5.00%, 10/1/34	250	250,289
5.00%, 10/1/35	200	200,995
5.00%, 10/1/47	3,930	3,930,840
Northern Municipal Power Agency, MN, 5.00%, 1/1/27	640	645,302
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Rochester, MN, Electric Utility Revenue:
5.00%, 12/1/42	$3,660	$ 3,674,728
5.00%, 12/1/47	2,050	2,054,626
St. Paul Housing and Redevelopment Authority, MN, District Energy Revenue, 4.00%, 10/1/31	885	888,419
St. Paul Port Authority, MN, District Energy Revenue:
Series 2017-3, 4.00%, 10/1/42	1,250	1,142,780
Series 2017-4, (AMT), 4.00%, 10/1/40	870	801,387
Series 2021-2, (AMT), 4.00%, 10/1/40	1,100	1,013,247
Western Minnesota Municipal Power Agency:
5.00%, 1/1/30	600	640,458
5.00%, 1/1/34	600	669,508
5.00%, 1/1/35	750	840,301
5.00%, 1/1/36	695	780,363
		$ 20,435,263
General Obligations — 36.2%
Apple Valley, MN, 4.00%, 12/15/44	$285	$ 273,225
Beltrami County, MN:
4.25%, 12/1/46	2,100	2,042,563
5.00%, 12/1/39	1,695	1,832,368
Bloomington, MN, 5.00%, 2/1/39	1,165	1,275,018
Blue Earth County, MN, 5.00%, 12/1/36	1,415	1,582,319
Brooklyn Center Independent School District No. 286, MN, 4.00%, 2/1/40	2,000	1,981,890
Brooklyn Park, MN:
5.00%, 2/1/40	2,265	2,422,827
5.00%, 2/1/41	2,375	2,529,178
Cass Lake-Bena Independent School District No. 115, MN, 4.00%, 2/1/38	1,295	1,284,497
Eden Prairie, MN:
5.00%, 2/1/39	1,360	1,495,719
5.00%, 2/1/40	1,425	1,552,148
Edgerton Independent School District No. 581, MN, 4.00%, 2/1/41	780	768,666
Edina, MN, 4.00%, 2/1/46	1,065	1,019,937
Fergus Falls, MN, 5.00%, 2/1/38	1,290	1,404,252
Forest Lake Independent School District No. 831, MN, 4.00%, 2/1/40	1,210	1,210,413
Hawley Independent School District No. 150, MN, 4.25%, 2/1/46	1,090	1,083,084
Hennepin County, MN, 5.00%, 12/1/38	1,915	2,064,786
Jordan Independent School District No. 717, MN, 4.00%, 2/1/42	400	390,913
Lakeville, MN, 4.00%, 2/1/42	720	706,457

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
July 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Madelia Independent School District No. 837, MN, 4.125%, 2/1/48	$465	$ 449,563
Maple River Independent School District No. 2135, MN, 4.00%, 2/1/45	265	253,911
Minneapolis Special School District No. 1, MN:
4.00%, 2/1/37	1,075	1,079,065
5.00%, 2/1/43	1,320	1,385,100
5.00%, 2/1/45	2,515	2,645,496
Minneapolis, MN:
3.00%, 12/1/43	4,325	3,562,935
5.00%, 12/1/40	2,000	2,122,813
Minneapolis-St. Paul Metropolitan Council, MN:
4.00%, 3/1/44	2,565	2,456,893
Sustainability Bonds, 4.00%, 3/1/43	1,855	1,807,666
Minnesota:
4.00%, 9/1/41	1,115	1,100,373
5.00%, 8/1/40	1,500	1,566,418
5.00%, 8/1/42	1,410	1,502,526
Moorhead, MN:
4.50%, 2/1/43	675	686,138
5.00%, 2/1/31	1,085	1,174,850
North Mankato Port Authority, MN, 4.25%, 2/1/49	1,520	1,436,881
Osseo Independent School District No. 279, MN, 5.00%, 2/1/37	860	942,645
Pequot Lakes Independent School District No. 186, MN, 5.00%, 2/1/43	1,000	1,067,780
Puerto Rico, 5.625%, 7/1/29	1,500	1,584,260
Ramsey County, MN, 4.00%, 2/1/43	2,495	2,412,551
Rosemount, MN, 4.00%, 2/1/44	2,385	2,289,341
Rosemount-Apple Valley-Eagan Independent School District No. 196, MN, 4.00%, 2/1/44	1,500	1,438,058
Sartell-St. Stephen Independent School District No. 748, MN:
0.00%, 2/1/32	1,350	1,076,505
0.00%, 2/1/37	1,500	931,717
4.50%, 2/1/44	1,050	1,063,313
5.00%, 2/1/40	635	675,933
5.00%, 2/1/41	800	848,208
5.00%, 2/1/42	245	259,020
5.00%, 2/1/43	290	305,655
Sauk Rapids-Rice Independent School District No. 47, MN, 4.25%, 2/1/46	1,250	1,217,096
South Washington County Independent School District No. 833, MN:
4.00%, 2/1/44	2,125	2,039,769
4.00%, 2/1/46	2,615	2,473,006
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
St. Cloud, MN, 5.00%, 2/1/36	$1,615	$ 1,781,002
St. Francis, MN, 4.00%, 2/1/47	135	126,643
St. Louis County, MN:
4.25%, 12/1/42	1,000	1,006,210
5.00%, 12/1/35	1,815	2,015,985
St. Paul Independent School District No. 625, MN, 4.00%, 2/1/44	2,620	2,538,367
Stearns, MN, Sales Tax Revenue:
4.00%, 12/1/47	2,450	2,309,897
4.00%, 12/1/53	3,120	2,817,296
Stillwater Independent School District No. 834, 4.00%, 2/1/43	1,315	1,278,377
Walker-Hackensack-Akeley Independent School District No. 113, MN, 4.00%, 2/1/44	1,065	1,026,717
Washington County, MN, 5.00%, 2/1/42	1,000	1,074,183
Watertown-Mayer Independent School District No. 111, MN, 0.00%, 2/1/36	865	550,955
Wayzata Independent School District No. 284, MN, 5.00%, 2/1/35	1,100	1,210,680
Westonka Independent School District No. 277, MN, 4.00%, 2/1/43	1,165	1,137,965
		$ 89,650,022
Hospital — 17.9%
Duluth Economic Development Authority, MN, (Essentia Health Obligated Group):
4.25%, 2/15/43	$4,080	$ 3,807,048
5.00%, 2/15/48	4,000	3,991,166
Duluth Economic Development Authority, MN, (St. Luke's Hospital of Duluth Obligated Group):
5.25%, 6/15/47	1,240	1,281,783
5.25%, 6/15/52	2,000	2,049,463
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/37	3,025	2,951,847
Minnesota Agricultural and Economic Development Board, (HealthPartners Obligated Group):
5.25%, 1/1/47	2,500	2,591,064
5.25%, 1/1/54	1,000	1,018,172
Rochester, MN, (Mayo Clinic):
4.00%, 11/15/48	1,140	1,063,591
5.00%, 11/15/45	1,720	1,832,540
5.00%, 11/15/57	2,500	2,545,075
(LOC: Barclays Bank PLC), 2.65%, 11/15/64(1)	7,700	7,700,000
(SPA: JPMorgan Chase Bank, N.A.), 2.85%, 4/1/66(1)	4,800	4,800,000
St. Cloud, MN, (CentraCare Health System):
4.00%, 5/1/50	1,270	1,120,247

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
July 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
St. Cloud, MN, (CentraCare Health System): (continued)
5.00%, 5/1/36	$2,000	$ 2,207,452
5.00%, 5/1/42	2,000	2,095,679
St. Paul Housing and Redevelopment Authority, MN, (Children's Health Care):
5.00%, 8/15/42	1,500	1,581,934
5.00%, 8/15/43	1,250	1,312,167
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/31	500	507,013
		$ 44,456,241
Housing — 4.3%
Dakota County Community Development Agency, MN, (Heart of the City Apartments), (FNMA), 4.20%, 5/1/43	$1,170	$ 1,085,179
Minnesota Housing Finance Agency:
2.15%, 7/1/45	500	339,721
4.125%, 8/1/44	1,205	1,164,972
4.25%, 8/1/45	500	486,745
4.25%, 8/1/47	20	19,247
(FHLMC), (FNMA), (GNMA), 2.40%, 1/1/35	605	513,721
(FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	210	189,831
(FHLMC), (FNMA), (GNMA), (SPA: Royal Bank of Canada), 2.15%, 7/1/41(2)	1,500	1,500,000
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.10%, 7/1/41	750	714,364
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 7/1/40	500	502,034
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.85%, 7/1/45	3,150	3,180,635
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 7/1/53	790	840,762
		$ 10,537,211
Insured - Electric Utilities — 1.3%
Northern Municipal Power Agency, MN:
(AG), 5.00%, 1/1/28	$475	$ 488,945
(AG), 5.00%, 1/1/29	1,025	1,073,408
(AG), 5.00%, 1/1/31	575	618,014
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	1,150,620
		$ 3,330,987
Lease Revenue/Certificates of Participation — 4.0%
Anoka-Hennepin Independent School District No. 11, MN, 5.00%, 2/1/34	$1,000	$ 1,003,415
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Big Lake Economic Development Authority, MN:
5.00%, 2/1/46	$765	$ 785,967
5.00%, 2/1/48	1,500	1,524,958
Chaska Economic Development Authority, MN, 4.25%, 2/1/46	1,155	1,095,718
Lino Lakes Economic Development Authority, MN, 4.00%, 2/1/47	1,895	1,734,747
Minnesota Housing Finance Agency, 4.00%, 8/1/39	2,030	2,007,451
Moorhead Economic Development Authority, MN, 4.25%, 2/1/46	1,870	1,799,547
		$ 9,951,803
Other Revenue — 2.5%
Center City, MN, (Hazelden Betty Ford Foundation), 5.00%, 11/1/47	$1,000	$ 1,021,799
Minnesota Municipal Gas Agency:
5.00%, 9/1/35	1,000	1,024,472
(Liq: Royal Bank of Canada), 3.445%, (67% of SOFR + 1.00%), 12/1/52(3)	2,000	2,004,066
(Liq: Royal Bank of Canada), 4.00% to 12/1/27 (Put Date), 12/1/52	2,000	2,021,979
		$ 6,072,316
Senior Living/Life Care — 1.9%
Apple Valley, MN, (PHS Apple Valley Senior Housing, Inc.):
4.50%, 9/1/53	$940	$ 815,579
5.00%, 9/1/43	1,000	1,000,035
5.375%, 9/1/45	475	488,692
5.50%, 9/1/55	600	610,145
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/26	1,680	1,679,714
		$ 4,594,165
Special Tax Revenue — 3.5%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$200	$ 200,631
Bloomington, MN, Sales Tax Revenue, 5.00%, 2/1/43	1,320	1,385,873
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,000	2,886,881
St. Paul, MN, Sales Tax Revenue, (Neighborhood and Economic Development):
5.00%, 11/1/40	1,840	1,975,779
5.00%, 11/1/42	2,000	2,130,150
		$ 8,579,314

See Notes to Financial Statements.

Eaton Vance
Minnesota Municipal Income Fund
July 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Student Loan — 1.3%
Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue, (AMT), 4.00%, 11/1/42	$3,430	$ 3,197,057
		$ 3,197,057
Transportation — 6.1%
Minneapolis-St. Paul Metropolitan Airports Commission, MN:
(AMT), 5.00%, 1/1/47	$2,640	$ 2,653,593
(AMT), 5.00%, 1/1/49	3,000	2,999,926
(AMT), 5.25%, 1/1/42	3,200	3,376,909
(AMT), 5.25%, 1/1/47	3,500	3,592,627
(AMT), 5.25%, 1/1/49	2,435	2,516,469
		$ 15,139,524
Water and Sewer — 1.0%
St. Paul, MN, Water Revenue:
4.00%, 12/1/47	$1,790	$ 1,684,484
Green Bonds, 4.50%, 12/1/44	760	764,221
		$ 2,448,705
Total Tax-Exempt Municipal Obligations (identified cost $247,841,325)		$244,514,268
Total Investments — 98.7% (identified cost $247,841,325)		$244,514,268
Other Assets, Less Liabilities — 1.3%		$ 3,278,165
Net Assets — 100.0%		$247,792,433

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)
Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2026.

(2)
Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated
interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2026.

(3)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2026.
(4)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2026, the aggregate value of these securities is $200,631 or 0.1% of the Fund's net assets.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2026, 1.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from
0.5% to 0.9% of total investments.

Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
July 31, 2026
Portfolio of Investments

Tax-Exempt Municipal Obligations — 95.7%

Security	Principal Amount (000's omitted)	Value
Education — 6.7%
Essex County Improvement Authority, NJ, (North Star Academy Charter School of Newark, Inc.):
5.00%, 7/15/40(1)	$370	$ 372,980
5.00%, 7/15/54(1)	500	475,445
5.00%, 7/15/64(1)	775	719,963
Montclair State University, NJ, 5.25%, 7/1/56	250	259,587
New Jersey Economic Development Authority, (Central Jersey College Prep Charter School):
5.00%, 11/1/45	675	675,937
5.125%, 11/1/55	710	683,254
New Jersey Educational Facilities Authority, (Princeton University), 2.00%, 3/1/38	3,565	2,731,071
Passaic County Improvement Authority, NJ, (Paterson Charter School for Science and Technology, Inc.):
4.125%, 7/1/33	625	628,393
4.50%, 7/1/40	1,000	973,781
5.00%, 7/1/44	500	497,993
Tender Option Bond Trust Receipts/Certificates, (Liq: Barclays Bank PLC), 3.05%, 8/15/53(1)(2)	2,000	2,000,000
		$ 10,018,404
General Obligations — 11.1%
Cumberland County Improvement Authority, NJ, (State Police Barracks):
4.00%, 4/1/46	$150	$ 146,693
4.00%, 6/1/51	350	330,392
5.00%, 4/1/51	750	780,594
5.00%, 4/1/56	1,000	1,032,091
Elizabeth, NJ, 4.00%, 5/15/40	5	5,028
Freehold Township Board Of Education, NJ:
4.00%, 8/15/42	1,660	1,654,208
4.25%, 8/15/44	2,830	2,847,795
Hillsdale, NJ, 2.00%, 5/1/38	910	715,827
Mahwah Township School District, NJ, 4.00%, 7/15/44	3,060	2,952,815
New Brunswick, NJ, 4.00%, 4/15/45	2,280	2,269,381
North Brunswick Township Board of Education, NJ, 4.00%, 5/15/42	2,090	2,087,242
Passaic County Improvement Authority, NJ, (Senior Housing), 4.125%, 11/1/56	750	699,698
Puerto Rico, 5.625%, 7/1/29	1,000	1,056,173
		$ 16,577,937
Security	Principal Amount (000's omitted)	Value
Hospital — 10.3%
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	$20	$ 20,032
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group):
4.125%, 7/1/54	1,455	1,298,641
5.25%, 7/1/54	1,000	1,043,390
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health):
5.00%, 7/1/35	2,000	2,211,793
5.50%, 7/1/37	3,000	3,468,267
5.50%, 7/1/41	2,500	2,812,201
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
3.125%, 7/1/33	765	723,196
4.00%, 7/1/48	2,810	2,438,587
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (LOC: JPMorgan Chase Bank, N.A.), 2.05%, 7/1/43(3)	1,400	1,400,000
		$ 15,416,107
Housing — 6.0%
New Jersey Housing and Mortgage Finance Agency:
Social Bonds, 4.75%, 10/1/40	$1,960	$ 1,990,494
Sustainability Bonds, (FHLMC), (FNMA), (GNMA), 4.85%, 11/1/40	2,000	2,033,820
New Jersey Housing and Mortgage Finance Agency, (701 Newark Avenue LLC), 3.15% to 12/1/28 (Put Date), 12/1/43	2,000	1,995,717
New Jersey Housing and Mortgage Finance Agency, (Montgomery Gateway Apartments), (FNMA), 4.55%, 5/1/41	990	975,967
New Jersey Housing and Mortgage Finance Agency, SFMR, Social Bonds, 4.50%, 10/1/42	1,975	1,977,012
		$ 8,973,010
Industrial Development Revenue — 5.7%
New Jersey Economic Development Authority, (Middlesex Water Co.), (AMT), 5.00%, 8/1/59	$3,025	$ 3,039,643
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.):
(AMT), 1.10% to 12/1/27 (Put Date), 11/1/29	2,000	1,911,542
(AMT), 3.75% to 6/1/28 (Put Date), 11/1/34	750	754,777
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), 3.375%, 4/1/38	3,000	2,755,587
		$ 8,461,549

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
July 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Education — 6.6%
Gloucester County Improvement Authority, NJ, (Rowan University), (BAM), 5.00%, 7/1/49	$3,000	$ 3,076,250
Montclair State University, NJ, (BAM), 5.25%, 7/1/51	500	525,335
New Jersey Educational Facilities Authority, (Kean University):
(BAM), 5.00%, 7/1/51	1,945	2,021,750
(BAM), 5.25%, 7/1/56	2,000	2,101,920
New Jersey Educational Facilities Authority, (Montclair State University), (AG), 5.00%, 7/1/42	1,000	1,069,695
New Jersey Institute of Technology, (BAM), 5.00%, 7/1/45	1,000	1,066,354
		$ 9,861,304
Insured - Electric Utilities — 2.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,020	$ 2,994,703
		$ 2,994,703
Insured - General Obligations — 2.6%
Paramus, NJ, (AG), 2.00%, 10/1/36	$1,910	$ 1,578,452
Willingboro Township School District, NJ:
(AG), 4.125%, 8/15/42	1,250	1,259,508
(AG), 4.25%, 8/15/44	975	983,501
		$ 3,821,461
Insured - Lease Revenue/Certificates of Participation — 0.5%
North Hudson Sewerage Authority, NJ, (AG), 5.00%, 6/1/37	$650	$ 720,272
		$ 720,272
Insured - Special Tax Revenue — 4.1%
Casino Reinvestment Development Authority, NJ:
(AG), 4.00%, 11/1/44	$1,500	$ 1,440,659
(AG), 5.00%, 11/1/42	1,700	1,785,093
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (AG), 0.00%, 7/1/27	1,900	1,842,586
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AG), 5.00%, 11/15/42	1,000	1,062,170
		$ 6,130,508
Insured - Transportation — 1.4%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AG), (AMT), 5.00%, 1/1/31	$2,015	$ 2,043,653
		$ 2,043,653
Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer — 2.0%
Jersey City Municipal Utilities Authority, NJ:
(BAM), 5.00%, 10/15/51	$1,450	$ 1,515,383
(BAM), 5.00%, 10/15/56	1,500	1,555,199
		$ 3,070,582
Lease Revenue/Certificates of Participation — 11.4%
Hudson County Improvement Authority, NJ, (BayFront Promenade):
5.00%, 2/1/36	$755	$ 861,676
5.00%, 2/1/37	1,100	1,261,639
Middlesex County Improvement Authority, NJ, (New Jersy Health Life Science Exchange H-3):
5.00%, 9/15/43	625	687,238
5.00%, 9/15/44	500	547,175
5.00%, 9/15/45	700	762,723
5.00%, 9/15/46	485	524,663
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	1,695	1,767,719
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.00%, 6/15/39	1,000	963,560
4.125%, 6/15/50	1,380	1,284,947
5.00%, 6/15/41	1,000	1,063,539
5.00%, 6/15/42	1,000	1,063,919
5.00%, 6/15/46	1,500	1,549,526
5.00%, 6/15/50	1,500	1,535,607
5.25%, 6/15/50	2,000	2,092,755
2023 Series AA, 5.00%, 6/15/38	1,000	1,068,916
		$ 17,035,602
Other Revenue — 2.7%
Tobacco Settlement Financing Corp., NJ, 5.25%, 6/1/46	$3,965	$ 3,974,117
		$ 3,974,117
Special Tax Revenue — 1.8%
American Samoa Economic Development Authority:
5.00%, 9/1/32(1)	$340	$ 351,445
5.00%, 9/1/33(1)	250	258,701
5.00%, 9/1/38(1)	200	200,632
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,995	1,919,776
		$ 2,730,554

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
July 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Student Loan — 2.3%
New Jersey Higher Education Student Assistance Authority:
4.854%, (90-day SOFR Average + 0. 95%), 6/1/36(2)	$515	$ 512,949
(AMT), 5.00%, 12/1/28	1,000	1,036,279
(AMT), 5.25%, 12/1/54	1,985	1,936,257
		$ 3,485,485
Transportation — 18.4%
Delaware River and Bay Authority of Delaware and New Jersey:
4.00%, 1/1/44	$1,005	$ 941,225
5.00%, 1/1/49	1,125	1,159,338
Delaware River Joint Toll Bridge Commission, NJ and PA, 5.25%, 7/1/51	1,000	1,064,208
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/39	1,000	1,093,574
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	275,227
New Jersey Turnpike Authority:
5.00%, 1/1/43	1,390	1,476,353
5.00%, 1/1/44	800	846,449
5.00%, 1/1/45	1,500	1,594,019
5.00%, 1/1/45	1,500	1,580,493
5.00%, 1/1/52	5,000	5,199,675
5.25%, 1/1/49	1,145	1,209,624
Port Authority of New York and New Jersey:
5.00%, 8/15/43	700	762,296
(AMT), 5.00%, 11/15/36	2,000	2,009,313
(AMT), 5.00%, 8/1/37	1,000	1,054,440
(AMT), 5.00%, 7/15/39	1,375	1,442,677
(AMT), 5.00%, 1/15/47	1,000	1,020,425
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/48	3,590	3,541,327
South Jersey Transportation Authority, NJ, 4.625%, 11/1/47	1,180	1,142,813
		$ 27,413,476
Water and Sewer — 0.1%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 4.00%, 6/15/54	$225	$ 197,517
		$ 197,517
Total Tax-Exempt Municipal Obligations (identified cost $143,686,814)		$142,926,241

Taxable Municipal Obligations — 3.7%

Security	Principal Amount (000's omitted)	Value
Education — 2.3%
Rutgers University, NJ:
2.556%, 5/1/40	$2,000	$ 1,480,514
2.888%, 5/1/32	2,170	1,983,046
		$ 3,463,560
General Obligations — 1.4%
Atlantic City, NJ, 7.50%, 3/1/40	$455	$ 502,974
Monroe Township Board of Education, NJ:
1.357%, 3/1/27	500	491,719
1.547%, 3/1/28	500	478,269
2.729%, 8/1/33	700	606,011
		$ 2,078,973
Total Taxable Municipal Obligations (identified cost $5,807,864)		$ 5,542,533

Short-Term Investments — 0.1%

Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.19%(4)	97,487	$ 97,497
Total Short-Term Investments (identified cost $97,497)		$ 97,497
Total Investments — 99.5% (identified cost $149,592,175)		$148,566,271
Other Assets, Less Liabilities — 0.5%		$ 774,237
Net Assets — 100.0%		$149,340,508

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2026, the aggregate value of these securities is $4,379,166 or 2.9% of the Fund's net assets.

(2)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2026.
(3)
Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2026.

(4)	The rate shown is the annualized seven-day yield as of July 31, 2026.

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Income Fund
July 31, 2026
Portfolio of Investments — continued

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2026, 19.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from
2.0% to 9.3% of total investments.

Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
July 31, 2026
Portfolio of Investments

Tax-Exempt Municipal Obligations — 96.5%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.8%
Delaware Valley Regional Finance Authority, PA:
5.75%, 7/1/32	$4,500	$ 5,072,122
(LOC: TD Bank, N.A.), 2.95%, 9/1/59(1)	1,600	1,600,000
		$ 6,672,122
Cogeneration — 0.3%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(2)	$1,323	$ 582,311
		$ 582,311
Education — 12.6%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), (SPA: Bank of New York Mellon), 3.00%, 12/1/37(1)	$3,660	$ 3,660,000
Allegheny County Higher Education Building Authority, PA, (Duquesne University):
4.50%, 3/1/50	910	861,647
5.00%, 3/1/45	2,000	2,083,124
Bethlehem Redevelopment Authority, PA, (Moravian University), 5.25%, 10/1/49	1,600	1,583,126
Bucks County Industrial Development Authority, PA, (George School):
3.00%, 9/15/38	825	692,639
3.75%, 9/15/43	615	518,714
Delaware County Authority, PA, (Haverford College), 5.00%, 10/1/42	1,075	1,081,134
Lehigh County General Purpose Authority, PA, (Lehigh Valley Academy Regional Charter School), 4.00%, 6/1/57	3,445	2,658,812
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 4.00%, 12/1/48	2,530	2,277,962
Pennsylvania State University, 5.00%, 9/1/49	2,790	2,838,268
Scranton-Lackawanna Health and Welfare Authority, PA, (University of Scranton):
5.00%, 11/1/33	145	157,111
5.00%, 11/1/37	1,810	1,951,274
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 5/1/45	220	223,808
University of Pittsburgh, PA, 4.00%, 9/15/44	1,450	1,342,177
		$ 21,929,796
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 2.8%
Philadelphia, PA, Gas Works Revenue:
5.00%, 8/1/47	$3,000	$ 3,016,164
5.25%, 8/1/49	1,870	1,943,018
		$ 4,959,182
General Obligations — 16.5%
Abington Heights School District, PA, 5.25%, 9/1/50	$860	$ 887,416
Allegheny County, PA, 5.00%, 11/1/43	1,690	1,729,681
Bethel Park School District, PA:
5.00%, 8/1/46	250	259,873
5.25%, 8/1/43	2,050	2,196,654
Canon McMillan School District, PA, 5.25%, 12/1/50	1,865	1,943,111
Chester County, PA:
5.00%, 7/15/34	200	222,866
5.00%, 7/15/35	200	221,705
Cornwall-Lebanon School District, PA, 4.00%, 2/15/47	670	630,777
Delaware County, PA:
5.00%, 8/1/43	1,250	1,342,424
5.00%, 8/1/45	1,005	1,070,970
Ephrata Area School District, PA, 5.00%, 3/1/37	1,200	1,290,459
Haverford Township School District, PA, 5.00%, 3/15/44	390	405,218
Moon Area School District, PA, 5.00%, 5/15/47	1,230	1,257,121
Muhlenberg School District, PA:
5.00%, 5/15/49	1,000	1,023,666
5.00%, 5/15/50	670	685,046
5.00%, 5/15/55	875	889,568
Norristown Area School District, PA:
5.00%, 10/1/43	1,000	1,049,851
5.00%, 10/1/44	1,175	1,228,501
5.00%, 10/1/51	1,250	1,273,271
Northampton County, PA, 5.00%, 10/1/41	520	550,985
Parkland School District, PA, 5.00%, 2/1/49	1,100	1,128,424
Pennsbury School District, PA, 5.00%, 8/1/46	200	208,258
Philadelphia, PA, 5.25%, 8/1/44	400	431,687
Pocono, PA, 5.00%, 6/1/51	185	188,332
Puerto Rico:
5.625%, 7/1/29	500	528,087
5.75%, 7/1/31	750	809,733
Radnor Township School District, PA:
3.00%, 8/15/35	250	227,640
5.00%, 8/15/48	325	339,156
5.00%, 8/15/51	1,000	1,035,676
5.00%, 8/15/55	1,895	1,948,973

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
July 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Wilson School District, PA, 5.00%, 5/15/42	$1,745	$ 1,837,413
		$ 28,842,542
Hospital — 9.4%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group):
4.00%, 4/1/44	$1,750	$ 1,563,113
5.00%, 4/1/47	1,405	1,397,259
Centre County Hospital Authority, PA, (Mount Nittany Medical Center), Series 2018A, 4.00%, 11/15/47	500	435,267
Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 10/1/42	1,265	1,179,846
Geisinger Authority, PA, (Geisinger Health System), 5.00%, 2/15/45	200	200,838
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/49	2,000	1,681,695
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 5/1/57	1,520	1,493,094
Pennsylvania Economic Development Financing Authority, (UPMC):
4.00%, 11/15/47	1,975	1,745,356
4.00%, 5/15/53	1,000	834,378
5.00%, 3/15/43	1,000	1,042,350
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/49	2,000	1,752,965
Philadelphia Authority for Industrial Development, PA, (Children's Hospital of Philadelphia), 4.00%, 7/1/49	1,900	1,717,830
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.00%, 6/1/49	1,500	1,309,237
		$ 16,353,228
Housing — 3.5%
Pennsylvania Housing Finance Agency, (Darby Townhouses), (FNMA), 4.90%, 6/1/41	$596	$ 606,264
Pennsylvania Housing Finance Agency, SFMR:
2.50%, 10/1/45	1,350	989,023
3.50%, 10/1/36	990	928,552
Social Bonds, 4.40%, 10/1/38	1,000	1,002,178
Social Bonds, 5.00%, 10/1/50	690	686,724
Social Bonds, 5.15%, 10/1/45	945	966,032
Social Bonds, 5.45%, 4/1/51	825	842,369
		$ 6,021,142
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 0.8%
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	$730	$ 686,260
Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(3)	1,000	776,369
		$ 1,462,629
Insured - Education — 0.3%
State Public School Building Authority, PA, (Delaware County Community College), (BAM), 4.125%, 10/1/48	$635	$ 572,215
		$ 572,215
Insured - Electric Utilities — 0.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,130	$ 1,120,535
		$ 1,120,535
Insured - General Obligations — 5.2%
Bristol Township School District, PA, (BAM), 5.00%, 6/1/47	$2,775	$ 2,863,119
Hanover Area School District, PA:
(BAM), 5.00%, 6/1/41	220	232,664
(BAM), 5.00%, 6/1/42	250	263,631
(BAM), 5.00%, 6/1/43	250	262,566
Hopewell School District, PA, (AG), 0.00%, 9/1/26	705	703,169
Keystone Oaks School District, PA, (BAM), 5.00%, 9/1/46	250	261,098
Lower Dauphin School District, PA, (BAM), 5.00%, 9/15/50	1,250	1,278,361
Middletown Area School District, PA, (BAM), 5.00%, 3/1/45	1,110	1,148,048
Northern Lebanon School District, PA, (BAM), 3.00%, 9/1/42	2,125	1,738,097
Pocono Mountain School District, PA, (BAM), 5.00%, 6/15/56	345	351,631
		$ 9,102,384
Insured - Hospital — 1.0%
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AG), 4.25%, 11/1/51	$1,845	$ 1,666,691
		$ 1,666,691

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
July 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Housing — 1.3%
Chester County Industrial Development Authority, PA, (University Student Housing LLC), (BAM), 4.00%, 8/1/48	$2,475	$ 2,186,503
		$ 2,186,503
Insured - Transportation — 5.7%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AG), (AMT), 5.25%, 1/1/44	$4,215	$ 4,429,982
(AG), (AMT), 5.50%, 1/1/41	935	999,757
(AG), (AMT), 5.50%, 1/1/42	825	879,542
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AG), (AMT), 5.50%, 6/30/42	1,500	1,594,812
Pennsylvania Turnpike Commission, (AG), 6.375%, 12/1/38	2,000	2,068,159
		$ 9,972,252
Insured - Water and Sewer — 5.7%
Bucks County Water and Sewer Authority, PA, (AG), 4.25%, 12/1/47	$690	$ 669,571
Canonsburg-Houston Joint Authority, PA, (AG), 5.00%, 12/1/40	1,300	1,374,367
Erie Sewer Authority, PA, (BAM), 5.00%, 12/1/46	1,470	1,496,769
Pittsburgh Water and Sewer Authority, PA, (AG), 5.50%, 9/1/47	3,670	3,897,881
Tamaqua Borough Authority, PA, Sewer Revenue, (AG), 4.00%, 11/15/44	1,245	1,179,404
Westmoreland County Municipal Authority, PA, (AG), 5.00%, 8/15/45	1,250	1,307,820
		$ 9,925,812
Lease Revenue/Certificates of Participation — 3.4%
Commonwealth Financing Authority, PA, 5.00%, 6/1/35	$2,950	$ 3,032,694
Pennsylvania Economic Development Financing Authority, (Pennsylvania Rapid Bridge Replacement), 5.00%, 12/31/34	2,920	2,921,517
		$ 5,954,211
Senior Living/Life Care — 8.6%
Adams County General Authority, PA, (The Brethren Home Community), 5.00%, 6/1/54	$2,200	$ 2,120,426
Chester County Health and Education Facilities Authority, PA, (Tel Hai Retirement Community), 5.125%, 6/1/46	1,000	1,024,294
Cumberland County Municipal Authority, PA, (Messiah Village), 5.25%, 6/1/44	2,000	2,056,692
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/29	$815	$ 827,628
5.00%, 12/1/32	455	459,616
5.00%, 12/1/33	455	458,888
5.00%, 12/1/38	500	497,739
Lancaster County Hospital Authority, PA, (Brethren Village), 5.25%, 7/1/41	1,135	1,106,637
Lancaster Municipal Authority, PA, (Garden Spot Village), 5.00%, 5/1/44	2,120	2,140,619
Lancaster Municipal Authority, PA, (Luthercare), 5.00%, 12/1/45	1,000	1,020,230
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	200	187,496
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community):
5.00%, 1/1/33	1,000	1,003,242
5.25%, 1/1/40	750	750,191
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home), 5.125%, 11/15/56	1,480	1,448,829
		$ 15,102,527
Special Tax Revenue — 3.8%
American Samoa Economic Development Authority:
5.00%, 9/1/35(3)	$225	$ 232,187
5.00%, 9/1/38(3)	200	200,632
Pennsylvania Turnpike Commission, 4.00%, 12/1/51	1,000	871,262
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/27	13	12,636
0.00%, 7/1/29	34	30,844
0.00%, 7/1/31	43	36,458
0.00%, 7/1/33	60	46,926
0.00%, 7/1/46	500	182,843
0.00%, 7/1/51	402	106,813
4.50%, 7/1/34	99	98,732
4.536%, 7/1/53	4	3,689
5.00%, 7/1/58	2,533	2,437,490
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/52	2,330	2,412,645
		$ 6,673,157
Student Loan — 0.0%†
Pennsylvania Higher Education Assistance Agency, (AMT), 5.00%, 6/1/34	$10	$ 10,532
		$ 10,532

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Income Fund
July 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 8.2%
Delaware River Joint Toll Bridge Commission, NJ and PA, 5.25%, 7/1/51	$1,000	$ 1,064,208
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AMT), 5.25%, 6/30/53	1,000	1,008,693
Pennsylvania Turnpike Commission:
4.25%, 12/1/41	1,125	1,135,819
4.25%, 12/1/44	1,235	1,236,577
5.00%, 7/15/41	1,000	1,062,709
5.00%, 12/1/53	2,000	2,040,142
Philadelphia, PA, Airport Revenue:
5.25%, 7/1/44	2,570	2,769,987
(AMT), 5.00%, 7/1/33	1,000	1,060,687
(AMT), 5.00%, 7/1/51	3,000	2,981,029
		$ 14,359,851
Water and Sewer — 3.0%
Clairton Municipal Authority, PA, Sewer Revenue:
4.00%, 12/1/38	$1,000	$ 952,219
4.375%, 12/1/42	1,820	1,751,578
Philadelphia, PA, Water and Wastewater Revenue, 5.50%, 6/1/47	2,365	2,519,433
		$ 5,223,230
Total Tax-Exempt Municipal Obligations (identified cost $169,917,346)		$168,692,852

Taxable Municipal Obligations — 1.7%

Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(2)	$729	$ 131,215
		$ 131,215
Lease Revenue/Certificates of Participation — 1.6%
Commonwealth Financing Authority, PA, 3.864%, 6/1/38	$1,500	$ 1,354,414
Philadelphia Redevelopment Authority, PA, 5.252%, 11/1/41	1,500	1,449,190
		$ 2,803,604
Total Taxable Municipal Obligations (identified cost $3,574,790)		$ 2,934,819

Short-Term Investments — 0.7%

Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.19%(4)	1,323,609	$ 1,323,741
Total Short-Term Investments (identified cost $1,323,741)		$ 1,323,741
Total Investments — 98.9% (identified cost $174,815,877)		$172,951,412
Other Assets, Less Liabilities — 1.1%		$ 1,897,438
Net Assets — 100.0%		$174,848,850

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)
Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2026.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(3)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2026, the aggregate value of these securities is $1,209,188 or 0.7% of the Fund's net assets.

(4)	The rate shown is the annualized seven-day yield as of July 31, 2026.
The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2026, 20.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from
0.6% to 12.0% of total investments.

Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FNMA	– Federal National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2026
Statements of Assets and Liabilities

	July 31, 2026
	Arizona Fund	Connecticut Fund	Minnesota Fund
Assets
Investments:
Identified cost	$132,385,359	$178,069,432	$247,841,325
Unrealized depreciation	(1,106,537)	(1,744,820)	(3,327,057)
Investments, at value	$131,278,822	$176,324,612	$244,514,268
Cash	$—	$—	$564,746
Interest and dividends receivable	1,021,460	1,553,076	3,223,015
Receivable for investments sold	215,161	104,431	64,551
Receivable for Fund shares sold	66,295	26,884	79,630
Trustees' deferred compensation plan	23,850	35,515	25,291
Total assets	$132,605,588	$178,044,518	$248,471,501
Liabilities
Payable for investments purchased	$—	$50,181	$—
Payable for Fund shares redeemed	303,144	293,943	358,149
Distributions payable	19,853	85,426	83,647
Payable to affiliates:
Investment adviser fee	39,088	55,470	82,291
Distribution and service fees	8,335	9,102	13,247
Sub-transfer agency fee	1,603	3,983	3,134
Trustees' deferred compensation plan	23,850	35,515	25,291
Payable for legal and accounting services	52,611	58,908	69,945
Accrued expenses	23,748	37,526	43,364
Total liabilities	$472,232	$630,054	$679,068
Net Assets	$132,133,356	$177,414,464	$247,792,433
Sources of Net Assets
Paid-in capital	$135,104,078	$180,041,923	$261,826,174
Accumulated loss	(2,970,722)	(2,627,459)	(14,033,741)
Net Assets	$132,133,356	$177,414,464	$247,792,433
Class A Shares
Net Assets	$43,257,272	$43,587,471	$66,605,525
Shares Outstanding	4,868,533	4,601,766	7,557,850
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.89	$9.47	$8.81
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$9.19	$9.79	$9.11
Class C Shares
Net Assets	$1,130,394	$2,006,633	$2,072,275
Shares Outstanding	114,449	212,630	218,638
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$9.88	$9.44	$9.48
Class I Shares
Net Assets	$87,745,690	$131,820,360	$179,114,633
Shares Outstanding	9,874,936	13,912,929	20,325,456
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.89	$9.47	$8.81

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2026
Statements of Assets and Liabilities — continued

	July 31, 2026
	New Jersey Fund	Pennsylvania Fund
Assets
Investments:
Identified cost	$149,592,175	$174,815,877
Unrealized depreciation	(1,025,904)	(1,864,465)
Investments, at value	$148,566,271	$172,951,412
Interest and dividends receivable	$1,339,415	$2,188,868
Receivable for investments sold	49,994	105,453
Receivable for Fund shares sold	34,023	131,273
Trustees' deferred compensation plan	70,957	81,055
Total assets	$150,060,660	$175,458,061
Liabilities
Payable for Fund shares redeemed	$410,671	$238,900
Distributions payable	59,571	95,184
Payable to affiliates:
Investment adviser fee	46,759	57,537
Distribution and service fees	13,904	16,701
Sub-transfer agency fee	4,805	8,005
Trustees' deferred compensation plan	70,957	81,055
Payable for legal and accounting services	75,503	70,911
Accrued expenses	37,982	40,918
Total liabilities	$720,152	$609,211
Net Assets	$149,340,508	$174,848,850
Sources of Net Assets
Paid-in capital	$161,504,746	$196,494,770
Accumulated loss	(12,164,238)	(21,645,920)
Net Assets	$149,340,508	$174,848,850
Class A Shares
Net Assets	$67,284,889	$77,170,617
Shares Outstanding	7,946,713	10,171,096
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.47	$7.59
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$8.75	$7.84
Class C Shares
Net Assets	$2,628,647	$4,227,002
Shares Outstanding	297,850	537,920
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$8.83	$7.86
Class I Shares
Net Assets	$79,426,972	$93,451,231
Shares Outstanding	9,362,478	12,269,925
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.48	$7.62

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2026
Statements of Operations

	Year Ended July 31, 2026
	Arizona Fund	Connecticut Fund	Minnesota Fund
Investment Income
Dividend income	$8,563	$11,142	$—
Interest income	4,604,739	5,913,003	9,607,427
Total investment income	$4,613,302	$5,924,145	$9,607,427
Expenses
Investment adviser fee	$390,080	$557,373	$927,811
Distribution and service fees:
Class A	85,428	81,521	135,693
Class C	12,255	17,860	20,424
Trustees’ fees and expenses	7,129	9,641	14,231
Custodian fee	39,620	56,376	63,928
Transfer and dividend disbursing agent fees	25,370	43,638	64,691
Legal and accounting services	66,968	73,036	94,728
Printing and postage	12,036	13,880	16,992
Registration fees	7,404	5,336	12,136
Pricing fees	40,921	62,923	39,959
Miscellaneous	13,406	14,334	15,862
Total expenses	$700,617	$935,918	$1,406,455
Net investment income	$3,912,685	$4,988,227	$8,200,972
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$586,597	$2,389,578	$(1,008,177)
Net realized gain (loss)	$586,597	$2,389,578	$(1,008,177)
Change in unrealized appreciation (depreciation):
Investments	$1,919,541	$1,313,094	$7,846,316
Net change in unrealized appreciation (depreciation)	$1,919,541	$1,313,094	$7,846,316
Net realized and unrealized gain	$2,506,138	$3,702,672	$6,838,139
Net increase in net assets from operations	$6,418,823	$8,690,899	$15,039,111

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2026
Statements of Operations — continued

	Year Ended July 31, 2026
	New Jersey Fund	Pennsylvania Fund
Investment Income
Dividend income	$32,640	$13,110
Interest income	6,217,844	7,802,967
Total investment income	$6,250,484	$7,816,077
Expenses
Investment adviser fee	$548,948	$665,867
Distribution and service fees:
Class A	141,035	165,309
Class C	30,547	40,211
Trustees’ fees and expenses	8,911	10,288
Custodian fee	47,952	53,996
Transfer and dividend disbursing agent fees	61,084	79,720
Legal and accounting services	87,448	92,900
Printing and postage	15,220	14,876
Registration fees	2,380	2,807
Pricing fees	30,164	38,329
Miscellaneous	15,134	14,847
Total expenses	$988,823	$1,179,150
Net investment income	$5,261,661	$6,636,927
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(62,042)	$773,645
Net realized gain (loss)	$(62,042)	$773,645
Change in unrealized appreciation (depreciation):
Investments	$4,035,918	$4,368,500
Net change in unrealized appreciation (depreciation)	$4,035,918	$4,368,500
Net realized and unrealized gain	$3,973,876	$5,142,145
Net increase in net assets from operations	$9,235,537	$11,779,072

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2026
Statements of Changes in Net Assets

	Year Ended July 31, 2026
	Arizona Fund	Connecticut Fund	Minnesota Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,912,685	$4,988,227	$8,200,972
Net realized gain (loss)	586,597	2,389,578	(1,008,177)
Net change in unrealized appreciation (depreciation)	1,919,541	1,313,094	7,846,316
Net increase in net assets from operations	$6,418,823	$8,690,899	$15,039,111
Distributions to shareholders:
Class A	$(1,411,286)	$(1,232,393)	$(2,203,297)
Class C	(32,937)	(42,770)	(53,699)
Class I	(2,406,996)	(3,620,871)	(5,911,226)
Total distributions to shareholders	$(3,851,219)	$(4,896,034)	$(8,168,222)
Transactions in shares of beneficial interest:
Class A	$1,830,920	$6,766,418	$832,682
Class C	(226,870)	276,948	29,709
Class I	33,788,344	43,112,927	20,938,976
Net increase in net assets from Fund share transactions	$35,392,394	$50,156,293	$21,801,367
Net increase in net assets	$37,959,998	$53,951,158	$28,672,256
Net Assets
At beginning of year	$94,173,358	$123,463,306	$219,120,177
At end of year	$132,133,356	$177,414,464	$247,792,433

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2026
Statements of Changes in Net Assets — continued

	Year Ended July 31, 2026
	New Jersey Fund	Pennsylvania Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$5,261,661	$6,636,927
Net realized gain (loss)	(62,042)	773,645
Net change in unrealized appreciation (depreciation)	4,035,918	4,368,500
Net increase in net assets from operations	$9,235,537	$11,779,072
Distributions to shareholders:
Class A	$(2,360,144)	$(3,054,793)
Class C	(83,376)	(124,730)
Class I	(2,692,410)	(3,375,532)
Total distributions to shareholders	$(5,135,930)	$(6,555,055)
Transactions in shares of beneficial interest:
Class A	$(2,976,241)	$(6,549,639)
Class C	(1,143,527)	138,760
Class I	4,942,132	14,322,377
Net increase in net assets from Fund share transactions	$822,364	$7,911,498
Net increase in net assets	$4,921,971	$13,135,515
Net Assets
At beginning of year	$144,418,537	$161,713,335
At end of year	$149,340,508	$174,848,850

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2026
Statements of Changes in Net Assets — continued

	Year Ended July 31, 2025
	Arizona Fund	Connecticut Fund	Minnesota Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,088,061	$3,876,813	$8,253,761
Net realized loss	(369,225)	(618,017)	(1,843,296)
Net change in unrealized appreciation (depreciation)	(4,138,940)	(3,842,440)	(12,356,349)
Net decrease in net assets from operations	$(1,420,104)	$(583,644)	$(5,945,884)
Distributions to shareholders:
Class A	$(1,300,481)	$(1,189,941)	$(2,178,113)
Class C	(35,684)	(49,258)	(57,036)
Class I	(1,708,000)	(2,651,245)	(5,989,957)
Total distributions to shareholders	$(3,044,165)	$(3,890,444)	$(8,225,106)
Transactions in shares of beneficial interest:
Class A	$8,709,910	$(3,612,959)	$1,072,751
Class C	(280,902)	(539,974)	6,230
Class I	10,830,795	16,699,440	(15,497,382)
Net increase (decrease) in net assets from Fund share transactions	$19,259,803	$12,546,507	$(14,418,401)
Net increase (decrease) in net assets	$14,795,534	$8,072,419	$(28,589,391)
Net Assets
At beginning of year	$79,377,824	$115,390,887	$247,709,568
At end of year	$94,173,358	$123,463,306	$219,120,177

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2026
Statements of Changes in Net Assets — continued

	Year Ended July 31, 2025
	New Jersey Fund	Pennsylvania Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$5,259,638	$6,239,227
Net realized gain (loss)	(2,231,784)	123,253
Net change in unrealized appreciation (depreciation)	(5,520,906)	(9,521,994)
Net decrease in net assets from operations	$(2,493,052)	$(3,159,514)
Distributions to shareholders:
Class A	$(2,386,677)	$(3,107,741)
Class C	(106,480)	(110,572)
Class I	(2,641,362)	(3,085,742)
Total distributions to shareholders	$(5,134,519)	$(6,304,055)
Transactions in shares of beneficial interest:
Class A	$(4,090,143)	$1,020,008
Class C	(705,768)	667,215
Class I	5,756,871	4,195,223
Net increase in net assets from Fund share transactions	$960,960	$5,882,446
Net decrease in net assets	$(6,666,611)	$(3,581,123)
Net Assets
At beginning of year	$151,085,148	$165,294,458
At end of year	$144,418,537	$161,713,335

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2026
Financial Highlights

	Arizona Fund — Class A
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$8.62	$9.03	$8.86	$9.08	$9.93
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.29	$0.28	$0.24	$0.20
Net realized and unrealized gain (loss)	0.27	(0.41)	0.17	(0.22)	(0.85)
Total income (loss) from operations	$0.57	$(0.12)	$0.45	$0.02	$(0.65)
Less Distributions
From net investment income	$(0.30)	$(0.29)	$(0.28)	$(0.24)	$(0.20)
Total distributions	$(0.30)	$(0.29)	$(0.28)	$(0.24)	$(0.20)
Net asset value — End of year	$8.89	$8.62	$9.03	$8.86	$9.08
Total Return(2)	6.47%	(1.40)%	5.15%	0.23%	(6.59)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$43,257	$40,180	$33,451	$29,664	$31,125
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.73%	0.73%	0.73%	0.73%	0.69%
Net expenses	0.73%	0.73%	0.73%	0.73%	0.69%
Net investment income	3.36%	3.29%	3.17%	2.71%	2.11%
Portfolio Turnover	47%	68%	58%	36%	19%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2026
Financial Highlights — continued

	Arizona Fund — Class C
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$9.58	$10.04	$9.85	$10.10	$11.04
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.25	$0.24	$0.19	$0.14
Net realized and unrealized gain (loss)	0.29	(0.46)	0.18	(0.25)	(0.94)
Total income (loss) from operations	$0.55	$(0.21)	$0.42	$(0.06)	$(0.80)
Less Distributions
From net investment income	$(0.25)	$(0.25)	$(0.23)	$(0.19)	$(0.14)
Total distributions	$(0.25)	$(0.25)	$(0.23)	$(0.19)	$(0.14)
Net asset value — End of year	$9.88	$9.58	$10.04	$9.85	$10.10
Total Return(2)	5.79%	(2.17)%	4.37%	(0.57)%	(7.24)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,130	$1,312	$1,656	$2,012	$2,384
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.48%	1.48%	1.48%	1.48%	1.44%
Net expenses	1.48%	1.48%	1.48%	1.48%	1.44%
Net investment income	2.61%	2.54%	2.41%	1.95%	1.35%
Portfolio Turnover	47%	68%	58%	36%	19%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2026
Financial Highlights — continued

	Arizona Fund — Class I
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$8.62	$9.03	$8.86	$9.08	$9.93
Income (Loss) From Operations
Net investment income(1)	$0.32	$0.31	$0.30	$0.26	$0.22
Net realized and unrealized gain (loss)	0.26	(0.41)	0.16	(0.22)	(0.85)
Total income (loss) from operations	$0.58	$(0.10)	$0.46	$0.04	$(0.63)
Less Distributions
From net investment income	$(0.31)	$(0.31)	$(0.29)	$(0.26)	$(0.22)
Total distributions	$(0.31)	$(0.31)	$(0.29)	$(0.26)	$(0.22)
Net asset value — End of year	$8.89	$8.62	$9.03	$8.86	$9.08
Total Return(2)	6.80%	(1.20)%	5.36%	0.43%	(6.40)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$87,746	$52,682	$44,271	$45,637	$32,995
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.54%	0.53%	0.53%	0.54%	0.49%
Net expenses	0.54%	0.53%	0.53%	0.54%	0.49%
Net investment income	3.55%	3.49%	3.37%	2.92%	2.31%
Portfolio Turnover	47%	68%	58%	36%	19%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2026
Financial Highlights — continued

	Connecticut Fund — Class A
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$9.16	$9.48	$9.33	$9.54	$10.41
Income (Loss) From Operations
Net investment income(1)	$0.29	$0.29	$0.28	$0.25	$0.21
Net realized and unrealized gain (loss)	0.31	(0.32)	0.15	(0.21)	(0.87)
Total income (loss) from operations	$0.60	$(0.03)	$0.43	$0.04	$(0.66)
Less Distributions
From net investment income	$(0.29)	$(0.29)	$(0.28)	$(0.25)	$(0.21)
Total distributions	$(0.29)	$(0.29)	$(0.28)	$(0.25)	$(0.21)
Net asset value — End of year	$9.47	$9.16	$9.48	$9.33	$9.54
Total Return(2)	6.55%	(0.36)%	4.67%	0.41%	(6.36)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$43,587	$35,606	$40,578	$46,055	$47,639
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.74%	0.75%	0.71%	0.71%	0.69%
Net expenses	0.74%	0.75%	0.71%	0.71%	0.69%
Net investment income	3.08%	3.07%	3.06%	2.67%	2.15%
Portfolio Turnover	97%	86%	41%	32%	31%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2026
Financial Highlights — continued

	Connecticut Fund — Class C
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$9.12	$9.45	$9.30	$9.51	$10.37
Income (Loss) From Operations
Net investment income(1)	$0.22	$0.22	$0.21	$0.18	$0.14
Net realized and unrealized gain (loss)	0.32	(0.33)	0.15	(0.22)	(0.86)
Total income (loss) from operations	$0.54	$(0.11)	$0.36	$(0.04)	$(0.72)
Less Distributions
From net investment income	$(0.22)	$(0.22)	$(0.21)	$(0.17)	$(0.14)
Total distributions	$(0.22)	$(0.22)	$(0.21)	$(0.17)	$(0.14)
Net asset value — End of year	$9.44	$9.12	$9.45	$9.30	$9.51
Total Return(2)	5.88%	(1.22)%	3.89%	(0.34)%	(6.99)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,007	$1,675	$2,292	$2,663	$2,926
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.49%	1.50%	1.46%	1.46%	1.44%
Net expenses	1.49%	1.50%	1.46%	1.46%	1.44%
Net investment income	2.33%	2.32%	2.31%	1.92%	1.40%
Portfolio Turnover	97%	86%	41%	32%	31%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2026
Financial Highlights — continued

	Connecticut Fund — Class I
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$9.16	$9.49	$9.33	$9.54	$10.41
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.31	$0.30	$0.27	$0.23
Net realized and unrealized gain (loss)	0.31	(0.33)	0.16	(0.22)	(0.87)
Total income (loss) from operations	$0.62	$(0.02)	$0.46	$0.05	$(0.64)
Less Distributions
From net investment income	$(0.31)	$(0.31)	$(0.30)	$(0.26)	$(0.23)
Total distributions	$(0.31)	$(0.31)	$(0.30)	$(0.26)	$(0.23)
Net asset value — End of year	$9.47	$9.16	$9.49	$9.33	$9.54
Total Return(2)	6.76%	(0.26)%	4.99%	0.62%	(6.17)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$131,820	$86,182	$72,521	$54,034	$37,901
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.54%	0.56%	0.51%	0.50%	0.49%
Net expenses	0.54%	0.56%	0.51%	0.50%	0.49%
Net investment income	3.28%	3.27%	3.26%	2.88%	2.37%
Portfolio Turnover	97%	86%	41%	32%	31%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2026
Financial Highlights — continued

	Minnesota Fund — Class A
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$8.53	$9.04	$8.97	$9.18	$9.86
Income (Loss) From Operations
Net investment income(1)	$0.29	$0.29	$0.28	$0.21	$0.16
Net realized and unrealized gain (loss)	0.28	(0.51)	0.07	(0.21)	(0.68)
Total income (loss) from operations	$0.57	$(0.22)	$0.35	$0.00 (2)	$(0.52)
Less Distributions
From net investment income	$(0.29)	$(0.29)	$(0.28)	$(0.21)	$(0.16)
Total distributions	$(0.29)	$(0.29)	$(0.28)	$(0.21)	$(0.16)
Net asset value — End of year	$8.81	$8.53	$9.04	$8.97	$9.18
Total Return(3)	6.68%	(2.52)%	3.95%	0.05%	(5.31)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$66,606	$63,698	$66,445	$66,796	$54,415
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.72%	0.72%	0.71%	0.70%	0.66%
Net expenses	0.72%	0.72%	0.71%	0.70%	0.66%
Net investment income	3.26%	3.27%	3.11%	2.36%	1.64%
Portfolio Turnover	44%	58%	48%	27%	23%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2026
Financial Highlights — continued

	Minnesota Fund — Class C
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$9.18	$9.72	$9.65	$9.87	$10.60
Income (Loss) From Operations
Net investment income(1)	$0.24	$0.24	$0.23	$0.16	$0.09
Net realized and unrealized gain (loss)	0.30	(0.54)	0.06	(0.22)	(0.73)
Total income (loss) from operations	$0.54	$(0.30)	$0.29	$(0.06)	$(0.64)
Less Distributions
From net investment income	$(0.24)	$(0.24)	$(0.22)	$(0.16)	$(0.09)
Total distributions	$(0.24)	$(0.24)	$(0.22)	$(0.16)	$(0.09)
Net asset value — End of year	$9.48	$9.18	$9.72	$9.65	$9.87
Total Return(2)	5.87%	(3.16)%	3.11%	(0.64)%	(6.01)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,072	$1,978	$2,105	$2,314	$2,505
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.47%	1.47%	1.46%	1.45%	1.41%
Net expenses	1.47%	1.47%	1.46%	1.45%	1.41%
Net investment income	2.51%	2.52%	2.35%	1.60%	0.88%
Portfolio Turnover	44%	58%	48%	27%	23%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2026
Financial Highlights — continued

	Minnesota Fund — Class I
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$8.53	$9.04	$8.97	$9.18	$9.86
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.31	$0.30	$0.23	$0.17
Net realized and unrealized gain (loss)	0.28	(0.51)	0.06	(0.21)	(0.67)
Total income (loss) from operations	$0.59	$(0.20)	$0.36	$0.02	$(0.50)
Less Distributions
From net investment income	$(0.31)	$(0.31)	$(0.29)	$(0.23)	$(0.18)
Total distributions	$(0.31)	$(0.31)	$(0.29)	$(0.23)	$(0.18)
Net asset value — End of year	$8.81	$8.53	$9.04	$8.97	$9.18
Total Return(2)	6.90%	(2.32)%	4.15%	0.25%	(5.12)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$179,115	$153,444	$179,160	$166,391	$147,745
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.52%	0.52%	0.51%	0.50%	0.46%
Net expenses	0.52%	0.52%	0.51%	0.50%	0.46%
Net investment income	3.46%	3.47%	3.31%	2.56%	1.84%
Portfolio Turnover	44%	58%	48%	27%	23%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2026
Financial Highlights — continued

	New Jersey Fund — Class A
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$8.22	$8.64	$8.58	$8.82	$9.82
Income (Loss) From Operations
Net investment income(1)	$0.29	$0.29	$0.28	$0.25	$0.20
Net realized and unrealized gain (loss)	0.25	(0.43)	0.04	(0.25)	(0.99)
Total income (loss) from operations	$0.54	$(0.14)	$0.32	$0.00 (2)	$(0.79)
Less Distributions
From net investment income	$(0.29)	$(0.28)	$(0.26)	$(0.24)	$(0.20)
From net realized gain	—	—	—	—	(0.01)
Total distributions	$(0.29)	$(0.28)	$(0.26)	$(0.24)	$(0.21)
Net asset value — End of year	$8.47	$8.22	$8.64	$8.58	$8.82
Total Return(3)	6.54%	(1.67)%	3.81%	0.10%	(8.10)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$67,285	$68,168	$75,777	$79,905	$87,385
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.75%	0.74%	0.72%	0.72%	0.69%
Net expenses	0.75%	0.74%	0.72%	0.72%	0.69%
Net investment income	3.43%	3.38%	3.28%	2.90%	2.13%
Portfolio Turnover	78%	83%	52%	23%	24%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2026
Financial Highlights — continued

	New Jersey Fund — Class C
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$8.57	$9.01	$8.94	$9.19	$10.23
Income (Loss) From Operations
Net investment income(1)	$0.24	$0.23	$0.22	$0.19	$0.13
Net realized and unrealized gain (loss)	0.25	(0.44)	0.05	(0.25)	(1.02)
Total income (loss) from operations	$0.49	$(0.21)	$0.27	$(0.06)	$(0.89)
Less Distributions
From net investment income	$(0.23)	$(0.23)	$(0.20)	$(0.19)	$(0.14)
From net realized gain	—	—	—	—	(0.01)
Total distributions	$(0.23)	$(0.23)	$(0.20)	$(0.19)	$(0.15)
Net asset value — End of year	$8.83	$8.57	$9.01	$8.94	$9.19
Total Return(2)	5.74%	(2.43)%	3.12%	(0.65)%	(8.75)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,629	$3,649	$4,555	$6,058	$6,865
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.50%	1.49%	1.47%	1.47%	1.44%
Net expenses	1.50%	1.49%	1.47%	1.47%	1.44%
Net investment income	2.68%	2.63%	2.52%	2.15%	1.37%
Portfolio Turnover	78%	83%	52%	23%	24%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2026
Financial Highlights — continued

	New Jersey Fund — Class I
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$8.24	$8.66	$8.60	$8.83	$9.83
Income (Loss) From Operations
Net investment income(1)	$0.31	$0.31	$0.30	$0.27	$0.22
Net realized and unrealized gain (loss)	0.23	(0.43)	0.04	(0.24)	(0.99)
Total income (loss) from operations	$0.54	$(0.12)	$0.34	$0.03	$(0.77)
Less Distributions
From net investment income	$(0.30)	$(0.30)	$(0.28)	$(0.26)	$(0.22)
From net realized gain	—	—	—	—	(0.01)
Total distributions	$(0.30)	$(0.30)	$(0.28)	$(0.26)	$(0.23)
Net asset value — End of year	$8.48	$8.24	$8.66	$8.60	$8.83
Total Return(2)	6.62%	(1.47)%	4.01%	0.42%	(7.93)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$79,427	$72,602	$70,753	$65,632	$59,806
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.55%	0.54%	0.52%	0.52%	0.49%
Net expenses	0.55%	0.54%	0.52%	0.52%	0.49%
Net investment income	3.63%	3.58%	3.48%	3.10%	2.32%
Portfolio Turnover	78%	83%	52%	23%	24%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2026
Financial Highlights — continued

	Pennsylvania Fund — Class A
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$7.35	$7.79	$7.73	$7.94	$8.83
Income (Loss) From Operations
Net investment income(1)	$0.29	$0.29	$0.28	$0.25	$0.21
Net realized and unrealized gain (loss)	0.23	(0.44)	0.06	(0.22)	(0.89)
Total income (loss) from operations	$0.52	$(0.15)	$0.34	$0.03	$(0.68)
Less Distributions
From net investment income	$(0.28)	$(0.29)	$(0.28)	$(0.24)	$(0.21)
Total distributions	$(0.28)	$(0.29)	$(0.28)	$(0.24)	$(0.21)
Net asset value — End of year	$7.59	$7.35	$7.79	$7.73	$7.94
Total Return(2)	7.14%	(1.99)%	4.50%	0.49%	(7.77)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$77,171	$80,951	$84,636	$86,461	$90,612
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.76%	0.75%	0.75%	0.74%	0.71%
Interest and fee expense(4)	—	—	—	0.10%	0.03%
Total expenses	0.76%	0.75%	0.75%	0.84%	0.74%
Net expenses	0.76%	0.75%	0.75%	0.84%	0.74%
Net investment income	3.74%	3.77%	3.65%	3.24%	2.47%
Portfolio Turnover	49%	62%	61%	80%	36%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2026
Financial Highlights — continued

	Pennsylvania Fund — Class C
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$7.61	$8.07	$8.00	$8.22	$9.14
Income (Loss) From Operations
Net investment income(1)	$0.24	$0.24	$0.23	$0.20	$0.15
Net realized and unrealized gain (loss)	0.24	(0.46)	0.07	(0.23)	(0.92)
Total income (loss) from operations	$0.48	$(0.22)	$0.30	$(0.03)	$(0.77)
Less Distributions
From net investment income	$(0.23)	$(0.24)	$(0.23)	$(0.19)	$(0.15)
Total distributions	$(0.23)	$(0.24)	$(0.23)	$(0.19)	$(0.15)
Net asset value — End of year	$7.86	$7.61	$8.07	$8.00	$8.22
Total Return(2)	6.37%	(2.77)%	3.82%	(0.42)%	(8.34)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$4,227	$3,952	$3,499	$4,188	$5,317
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	1.51%	1.50%	1.50%	1.49%	1.46%
Interest and fee expense(4)	—	—	—	0.10%	0.03%
Total expenses	1.51%	1.50%	1.50%	1.59%	1.49%
Net expenses	1.51%	1.50%	1.50%	1.59%	1.49%
Net investment income	2.99%	3.02%	2.90%	2.49%	1.71%
Portfolio Turnover	49%	62%	61%	80%	36%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2026
Financial Highlights — continued

	Pennsylvania Fund — Class I
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$7.38	$7.82	$7.76	$7.97	$8.86
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.30	$0.30	$0.27	$0.22
Net realized and unrealized gain (loss)	0.24	(0.43)	0.05	(0.22)	(0.88)
Total income (loss) from operations	$0.54	$(0.13)	$0.35	$0.05	$(0.66)
Less Distributions
From net investment income	$(0.30)	$(0.31)	$(0.29)	$(0.26)	$(0.23)
Total distributions	$(0.30)	$(0.31)	$(0.29)	$(0.26)	$(0.23)
Net asset value — End of year	$7.62	$7.38	$7.82	$7.76	$7.97
Total Return(2)	7.34%	(1.77)%	4.70%	0.70%	(7.55)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$93,451	$76,810	$77,160	$68,304	$59,972
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.56%	0.55%	0.55%	0.54%	0.51%
Interest and fee expense(4)	—	—	—	0.10%	0.03%
Total expenses	0.56%	0.55%	0.55%	0.64%	0.54%
Net expenses	0.56%	0.55%	0.55%	0.64%	0.54%
Net investment income	3.94%	3.97%	3.85%	3.45%	2.67%
Portfolio Turnover	49%	62%	61%	80%	36%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Funds
July 31, 2026
Notes to Financial Statements

1 Significant Accounting Policies
Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, five of which, each non-diversified, are included in these financial statements. They include Eaton Vance Arizona Municipal Income Fund (Arizona Fund), Eaton Vance Connecticut Municipal Income Fund (Connecticut Fund), Eaton Vance Minnesota Municipal Income Fund (Minnesota Fund), Eaton Vance New Jersey Municipal Income Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipal Income Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
B Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
C Federal and Other Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of July 31, 2026, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

Eaton Vance
Municipal Income Funds
July 31, 2026
Notes to Financial Statements — continued

During this reporting period, the Funds adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid. The adoption of ASU 2023-09 did not result in any changes to the Funds' financial statement presentation or disclosure.
D Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I Segment Reporting—Each Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Funds' President acts as each Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds' financial statements.
2 Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended July 31, 2026 and July 31, 2025 was as follows:
	Year Ended July 31, 2026
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Tax-exempt income	$3,651,575	$4,641,800	$8,168,134	$4,986,456	$6,432,427
Ordinary income	$199,644	$254,234	$88	$149,474	$122,628

Eaton Vance
Municipal Income Funds
July 31, 2026
Notes to Financial Statements — continued

	Year Ended July 31, 2025
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Tax-exempt income	$2,967,029	$3,747,175	$8,225,023	$5,004,501	$6,066,279
Ordinary income	$77,136	$143,269	$83	$130,018	$237,776
As of July 31, 2026, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Undistributed tax-exempt income	$19,853	$58,215	$83,650	$55,132	$95,191
Deferred capital losses	(2,058,899)	(1,050,748)	(10,656,228)	(11,696,756)	(20,008,456)
Net unrealized depreciation	(911,823)	(1,549,500)	(3,377,516)	(463,043)	(1,637,471)
Distributions payable	(19,853)	(85,426)	(83,647)	(59,571)	(95,184)
Accumulated loss	$(2,970,722)	$(2,627,459)	$(14,033,741)	$(12,164,238)	$(21,645,920)
At July 31, 2026, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Deferred capital losses:
Short-term	$499,467	$ —	$1,969,309	$1,747,265	$6,826,334
Long-term	$1,559,432	$1,050,748	$8,686,919	$9,949,491	$13,182,122
The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2026, as determined on a federal income tax basis, were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Aggregate cost	$132,190,645	$177,874,112	$247,891,784	$149,029,314	$174,588,883
Gross unrealized appreciation	$1,340,416	$1,062,810	$1,488,729	$2,079,777	$2,216,406
Gross unrealized depreciation	(2,252,239)	(2,612,310)	(4,866,245)	(2,542,820)	(3,853,877)
Net unrealized depreciation	$(911,823)	$(1,549,500)	$(3,377,516)	$(463,043)	$(1,637,471)

Eaton Vance
Municipal Income Funds
July 31, 2026
Notes to Financial Statements — continued

3 Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $20 million	0.100%	1.000%
$20 million but less than $40 million	0.200%	2.000%
$40 million but less than $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the year ended July 31, 2026, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Investment Adviser Fee	$390,080	$557,373	$927,811	$548,948	$665,867
Effective Annual Rate	0.35%	0.36%	0.38%	0.37%	0.38%
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of each Fund, but receives no compensation.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the year ended July 31, 2026 were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
EVM's Sub-Transfer Agent Fees	$4,252	$10,812	$8,832	$14,372	$20,664
EVD's Class A Sales Charges	$2,016	$9,506	$2,482	$5,969	$10,536
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$319	$ —	$223	$9,310	$11,718
Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of the above organizations.

Eaton Vance
Municipal Income Funds
July 31, 2026
Notes to Financial Statements — continued

4 Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2026 for Class A shares amounted to the following:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class A Distribution and Service Fees	$85,428	$81,521	$135,693	$141,035	$165,309
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended July 31, 2026, the Funds paid or accrued to EVD the following distribution fees:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class C Distribution Fees	$9,675	$14,100	$16,124	$24,116	$31,745
The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended July 31, 2026 amounted to the following:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class C Service Fees	$2,580	$3,760	$4,300	$6,431	$8,466
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5 Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2026, the Funds were informed that EVD received the following amounts of CDSCs paid by Class A and Class C shareholders:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Class A	$299	$3,750	$ —	$ —	$547
Class C	$ —	$937	$676	$ —	$182

Eaton Vance
Municipal Income Funds
July 31, 2026
Notes to Financial Statements — continued

6 Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the year ended July 31, 2026 were as follows:
	Arizona Fund	Connecticut Fund	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Purchases
Investments (non-U.S. Government)	$85,343,101	$194,606,698	$123,782,751	$114,891,184	$91,837,027
U.S. Government and Agency Securities	1,983,018	2,981,328	—	—	—
Total	$87,326,119	$197,588,026	$123,782,751	$114,891,184	$91,837,027
Sales
Investments (non-U.S. Government)	$51,804,531	$147,076,076	$105,160,432	$117,480,905	$84,436,522
U.S. Government and Agency Securities	987,773	—	—	—	—
Total	$52,792,304	$147,076,076	$105,160,432	$117,480,905	$84,436,522
7 Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
Arizona Fund
	Year Ended July 31, 2026		Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	590,189	$ 5,295,823	1,444,485	$12,949,474
Issued to shareholders electing to receive payments of distributions in Fund shares	147,925	1,329,174	137,727	1,222,022
Redemptions	(533,181)	(4,794,077)	(622,675)	(5,461,586)
Net increase	204,933	$ 1,830,920	959,537	$ 8,709,910
Class C
Sales	1,173	$ 11,707	233	$ 2,306
Issued to shareholders electing to receive payments of distributions in Fund shares	3,109	31,063	3,376	33,339
Redemptions	(26,783)	(269,640)	(31,659)	(316,547)
Net decrease	(22,501)	$ (226,870)	(28,050)	$ (280,902)
Class I
Sales	4,632,313	$41,593,362	2,759,609	$24,473,168
Issued to shareholders electing to receive payments of distributions in Fund shares	249,360	2,242,913	176,434	1,565,190
Redemptions	(1,120,968)	(10,047,931)	(1,723,884)	(15,207,563)
Net increase	3,760,705	$33,788,344	1,212,159	$10,830,795

Eaton Vance
Municipal Income Funds
July 31, 2026
Notes to Financial Statements — continued

Connecticut Fund
	Year Ended July 31, 2026		Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	1,196,749	$11,412,184	582,023	$ 5,458,149
Issued to shareholders electing to receive payments of distributions in Fund shares	108,175	1,035,056	104,353	977,798
Redemptions	(591,834)	(5,680,822)	(1,076,162)	(10,048,906)
Net increase (decrease)	713,090	$ 6,766,418	(389,786)	$(3,612,959)
Class C
Sales	75,077	$ 711,772	35,151	$ 332,535
Issued to shareholders electing to receive payments of distributions in Fund shares	4,098	39,082	4,436	41,441
Redemptions	(50,180)	(473,906)	(98,545)	(913,950)
Net increase (decrease)	28,995	$ 276,948	(58,958)	$ (539,974)
Class I
Sales	5,923,042	$56,688,470	4,251,132	$39,671,232
Issued to shareholders electing to receive payments of distributions in Fund shares	292,190	2,799,464	206,589	1,934,346
Redemptions	(1,712,473)	(16,375,007)	(2,692,136)	(24,906,138)
Net increase	4,502,759	$43,112,927	1,765,585	$16,699,440

Minnesota Fund
	Year Ended July 31, 2026		Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	1,420,212	$12,656,099	1,664,360	$ 14,754,238
Issued to shareholders electing to receive payments of distributions in Fund shares	243,037	2,170,177	238,840	2,116,124
Redemptions	(1,569,338)	(13,993,594)	(1,791,382)	(15,797,611)
Net increase	93,911	$ 832,682	111,818	$ 1,072,751
Class C
Sales	46,829	$ 449,901	118,097	$ 1,126,716
Issued to shareholders electing to receive payments of distributions in Fund shares	5,067	48,659	5,691	54,222
Redemptions	(48,804)	(468,851)	(124,829)	(1,174,708)
Net increase (decrease)	3,092	$ 29,709	(1,041)	$ 6,230

Eaton Vance
Municipal Income Funds
July 31, 2026
Notes to Financial Statements — continued

Minnesota Fund (continued)
	Year Ended July 31, 2026		Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
Class I
Sales	6,219,788	$55,329,558	10,284,478	$ 90,976,877
Issued to shareholders electing to receive payments of distributions in Fund shares	556,512	4,968,826	557,391	4,938,778
Redemptions	(4,431,722)	(39,359,408)	(12,685,439)	(111,413,037)
Net increase (decrease)	2,344,578	$20,938,976	(1,843,570)	$(15,497,382)

New Jersey Fund
	Year Ended July 31, 2026		Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	654,849	$ 5,581,269	711,176	$ 6,022,073
Issued to shareholders electing to receive payments of distributions in Fund shares	215,880	1,850,034	226,098	1,924,480
Redemptions	(1,215,531)	(10,407,544)	(1,413,253)	(12,036,696)
Net decrease	(344,802)	$(2,976,241)	(475,979)	$(4,090,143)
Class C
Sales	8,986	$ 81,076	53,218	$ 477,347
Issued to shareholders electing to receive payments of distributions in Fund shares	8,997	80,326	11,295	100,248
Redemptions	(145,973)	(1,304,929)	(144,345)	(1,283,363)
Net decrease	(127,990)	$(1,143,527)	(79,832)	$ (705,768)
Class I
Sales	4,058,390	$34,660,981	3,272,604	$27,940,859
Issued to shareholders electing to receive payments of distributions in Fund shares	281,858	2,420,508	280,256	2,388,621
Redemptions	(3,791,623)	(32,139,357)	(2,909,582)	(24,572,609)
Net increase	548,625	$ 4,942,132	643,278	$ 5,756,871

Eaton Vance
Municipal Income Funds
July 31, 2026
Notes to Financial Statements — continued

Pennsylvania Fund
	Year Ended July 31, 2026		Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	1,013,322	$ 7,675,883	1,926,577	$14,633,199
Issued to shareholders electing to receive payments of distributions in Fund shares	360,033	2,756,693	365,340	2,793,098
Redemptions	(2,219,851)	(16,982,215)	(2,133,278)	(16,406,289)
Net increase (decrease)	(846,496)	$(6,549,639)	158,639	$ 1,020,008
Class C
Sales	99,176	$ 779,633	180,246	$ 1,408,115
Issued to shareholders electing to receive payments of distributions in Fund shares	15,653	124,150	13,574	107,382
Redemptions	(96,224)	(765,023)	(107,943)	(848,282)
Net increase	18,605	$ 138,760	85,877	$ 667,215
Class I
Sales	3,336,309	$25,638,436	3,312,572	$25,210,659
Issued to shareholders electing to receive payments of distributions in Fund shares	323,641	2,488,604	282,983	2,170,345
Redemptions	(1,804,065)	(13,804,663)	(3,043,443)	(23,185,781)
Net increase	1,855,885	$14,322,377	552,112	$ 4,195,223
8 Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended July 31, 2026.
9 Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Municipal Income Funds
July 31, 2026
Notes to Financial Statements — continued

At July 31, 2026, the hierarchy of inputs used in valuing the Funds' investments, which are carried at fair value, were as follows:
Arizona Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$125,239,892	$ —	$125,239,892
Taxable Municipal Obligations	—	3,990,070	—	3,990,070
U.S. Treasury Obligations	—	991,641	—	991,641
Short-Term Investments:
Money Market Fund	557,269	—	—	557,269
U.S. Treasury Obligations	—	499,950	—	499,950
Total Investments	$557,269	$130,721,553	$ —	$131,278,822

Connecticut Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$166,168,575	$ —	$166,168,575
Taxable Municipal Obligations	—	5,948,833	—	5,948,833
U.S. Treasury Obligations	—	2,975,820	—	2,975,820
Short-Term Investments	1,231,384	—	—	1,231,384
Total Investments	$1,231,384	$175,093,228	$ —	$176,324,612

Minnesota Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$244,514,268	$ —	$244,514,268
Total Investments	$ —	$244,514,268	$ —	$244,514,268

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$142,926,241	$ —	$142,926,241
Taxable Municipal Obligations	—	5,542,533	—	5,542,533
Short-Term Investments	97,497	—	—	97,497
Total Investments	$97,497	$148,468,774	$ —	$148,566,271

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$168,692,852	$ —	$168,692,852
Taxable Municipal Obligations	—	2,934,819	—	2,934,819
Short-Term Investments	1,323,741	—	—	1,323,741
Total Investments	$1,323,741	$171,627,671	$ —	$172,951,412

Eaton Vance
Municipal Income Funds
July 31, 2026
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Eaton Vance Arizona Municipal Income Fund, Eaton Vance Connecticut Municipal Income Fund, Eaton Vance Minnesota Municipal Income Fund, Eaton Vance New Jersey Municipal Income Fund and Eaton Vance Pennsylvania Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of July 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 23, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Municipal Income Funds
July 31, 2026
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2027 will show the tax status of all distributions paid to your account in calendar year 2026. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended July 31, 2026, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:
Arizona Municipal Income Fund	94.82%
Connecticut Municipal Income Fund	94.81%
Minnesota Municipal Income Fund	100.00%
New Jersey Municipal Income Fund	97.09%
Pennsylvania Municipal Income Fund	98.13%

Eaton Vance
Municipal Income Funds
July 31, 2026
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 11, 2026, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2026, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
• Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
• Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and the cost allocation methodology used to determine such analyses;
Information about Portfolio Management and Trading
• Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
• Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
• Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
• Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
• Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Municipal Income Funds
July 31, 2026
Board of Trustees’ Contract Approval — continued

• Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
• Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
• Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
• Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
• Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
• Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
• Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
• Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
• Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
• Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 11, 2026 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements between each of the following funds:
• Eaton Vance Arizona Municipal Income Fund
• Eaton Vance Connecticut Municipal Income Fund

Eaton Vance
Municipal Income Funds
July 31, 2026
Board of Trustees’ Contract Approval — continued

• Eaton Vance Minnesota Municipal Income Fund
• Eaton Vance New Jersey Municipal Income Fund
• Eaton Vance Pennsylvania Municipal Income Fund
(the “Funds”) and Boston Management and Research (the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, including the education and experience of the investment professionals who provide services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.
Fund Performance
The Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices, and, where relevant, a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to each Fund for the one-, three-, five- and ten-year periods ended December 31, 2025.
In this regard, the Board noted each Fund’s performance relative to its peer group, custom peer group, if applicable, and primary and secondary performance benchmark indexes for the three-year period, as follows:
Performance Relative to:
Fund	Median of Peers	Median of Custom Peers	Primary Performance Index	Secondary Performance Index
Eaton Vance Arizona Municipal Income Fund	Higher	Higher	Higher	Higher
Eaton Vance Connecticut Municipal Income Fund	Higher	Higher	Higher	Higher
Eaton Vance Minnesota Municipal Income Fund	Lower	n/a	Lower	Lower
Eaton Vance New Jersey Municipal Income Fund	Lower	n/a	Lower	Higher
Eaton Vance Pennsylvania Municipal Income Fund	Consistent with	n/a	Higher	Lower

Eaton Vance
Municipal Income Funds
July 31, 2026
Board of Trustees’ Contract Approval — continued

The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on higher quality municipal bonds with longer maturities. With respect to Eaton Vance Minnesota Municipal Income Fund and Eaton Vance New Jersey Municipal Income Fund, on the basis of the foregoing, the performance of each Fund over other periods, and other relevant information provided by the Adviser in response to requests from the Contract Review Committee, the Board concluded that the performance of each Fund was satisfactory. With respect to all other Funds, the Board concluded that the performance of each Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended December 31, 2025, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. With respect to Eaton Vance Connecticut Municipal Income Fund, the Board also considered certain factors identified by management in response to requests from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds. With respect to all other Funds, the Board also considered factors that had an impact on each Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct and indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with each Fund and the other Eaton Vance Funds, including, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agent(s), and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

MUNI5-NCSR 7.31.26

Eaton Vance
Municipal Opportunities Fund
Annual Financial Statements and
Additional Information
July 31, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information July 31, 2026
Eaton Vance
Municipal Opportunities Fund

Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Municipal Opportunities Fund
July 31, 2026
Portfolio of Investments

Closed-End Funds — 0.3%

Security	Shares	Value
BlackRock MuniHoldings California Quality Fund, Inc.	192,815	$ 2,039,983
Total Closed-End Funds (identified cost $2,019,653)		$ 2,039,983

Tax-Exempt Mortgage-Backed Securities — 0.0%†

Security	Principal Amount (000's omitted)	Value
Housing — 0.0%†
FRETE 2017-ML01 Trust, (Freddie Mac guaranteed), 4.222%, (30-day SOFR Average + 0.50%), 1/25/33(1)(2)	$323	$ 323,361
Total Tax-Exempt Mortgage-Backed Securities (identified cost $323,364)		$ 323,361

Tax-Exempt Municipal Obligations — 92.0%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.2%
Oklahoma Water Resources Board, (State Loan Program), 4.00%, 10/1/44	$510	$ 487,533
Virginia Resources Authority, (Pooled Financing Program):
4.125%, 11/1/40	170	172,118
4.375%, 11/1/52(3)	530	509,258
4.375%, 11/1/53(3)	555	531,414
		$ 1,700,323
Education — 7.1%
Arizona Industrial Development Authority, (Equitable School Revolving Fund LLC):
5.00%, 11/1/44	$590	$ 613,705
5.00%, 11/1/45	1,250	1,295,021
California Enterprise Development Authority, (Castilleja School Foundation), 4.00%, 6/1/54	3,390	3,052,211
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	215	214,605
Clemson University, SC:
5.00%, 5/1/43	195	209,400
5.00%, 5/1/50	475	492,399
Cobb County Development Authority, GA, (Mt. Bethel Christian Academy), 5.00%, 6/1/35(1)	1,160	1,178,795
Security	Principal Amount (000's omitted)	Value
Education (continued)
Connecticut Health and Educational Facilities Authority, (Area Cooperative Educational Services):
5.00%, 7/1/43	$60	$ 63,150
5.00%, 7/1/44	150	157,315
Connecticut Health and Educational Facilities Authority, (Fairfield University):
5.00%, 7/1/41	1,000	1,068,557
5.00%, 7/1/43	1,000	1,060,954
5.00%, 7/1/45	400	419,983
5.00%, 7/1/46	205	214,254
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 5.25%, 7/1/53	4,430	4,557,060
Connecticut Health and Educational Facilities Authority, (Trinity College):
5.00%, 6/1/43	150	160,506
5.00%, 6/1/45	200	212,472
5.00%, 6/1/49	980	1,020,802
5.00%, 6/1/56	945	974,389
Florence County, SC, (Savannah Grove Infrastructure), 5.25%, 12/1/53	2,190	2,251,030
Kansas Development Finance Authority, (Kansas State University), 3.00%, 4/1/38	2,315	1,997,047
Kayenta Unified School District No. 27, AZ, 6.00%, 7/1/44	430	468,717
Massachusetts Development Finance Agency, (Boston University), 4.00%, 10/1/46	1,700	1,584,009
Massachusetts Development Finance Agency, (Williams College), 4.00%, 7/1/46	1,275	1,190,252
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Belmont University), 4.00%, 5/1/51	1,960	1,609,271
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science):
4.125%, 12/15/28(1)	235	235,261
5.00%, 12/15/38(1)	2,690	2,690,422
Public Finance Authority, WI, (North Carolina Leadership Academy):
5.00%, 6/15/39(1)	140	135,907
5.00%, 6/15/49(1)	260	238,964
Public Finance Authority, WI, (Roseman University of Health Sciences):
5.00%, 4/1/40(1)	795	784,096
5.00%, 4/1/50(1)	1,060	972,571
Public Finance Authority, WI, (Triad Math and Science Academy Co.), 5.25%, 6/15/45	1,150	1,134,985
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy Johnston), 5.50%, 6/15/36(1)	3,125	3,013,427
1
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy), 5.00%, 6/15/44(1)	$1,500	$ 1,365,099
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/39	2,095	2,250,638
South Carolina Jobs-Economic Development Authority, (R.D. Anderson Applied Technology Center), 5.00%, 4/1/50	845	862,367
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 4.00%, 9/1/40	1,250	1,163,048
University of Alabama:
3.00%, 6/1/38	1,280	1,097,696
4.00%, 7/1/54	90	77,991
University of Connecticut:
5.00%, 2/15/37	2,770	3,096,214
5.00%, 2/15/42	1,300	1,402,389
5.00%, 2/15/43	1,000	1,074,139
5.00%, 2/15/44	930	993,678
University of Maine System, 5.25%, 3/1/51	335	350,789
University of Texas System, 5.00%, 8/15/38	805	905,689
Vermont Educational and Health Buildings Financing Agency, (Middlebury College):
5.00%, 11/1/39	1,775	1,884,472
5.00%, 11/1/40	875	924,882
Washington Housing Finance Commission, (Evergreen School), 4.50%, 7/1/55	3,035	2,760,803
		$ 55,481,431
Electric Utilities — 1.6%
Jonesboro City Water and Light Plant, AR, Public Utility System Revenue, 4.00%, 6/1/43	$400	$ 389,528
Long Island Power Authority, NY, 5.00%, 9/1/44(3)	1,200	1,276,086
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.25%, 5/15/36	975	1,057,336
Missouri Joint Municipal Electric Utility Commission, (MoPEP Facilities), Green Bonds, 5.25%, 12/1/39	1,000	1,076,023
Richmond, VA, Public Utility Revenue, 4.25%, 1/15/47	1,995	1,965,188
Seattle, WA, Municipal Light and Power Improvement Revenue, 4.00%, 7/1/47	1,405	1,302,735
South Carolina Public Service Authority:
5.00%, 12/1/39	1,500	1,611,440
5.25%, 12/1/33	1,870	2,068,484
5.25%, 12/1/34	1,910	2,102,934
		$ 12,849,754
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 0.0%†
Public Finance Authority, WI, (Roseman University of Health Sciences), Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	$50	$ 53,223
		$ 53,223
General Obligations — 16.9%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$3,715	$ 3,562,092
Anne Arundel County, MD:
5.00%, 10/1/42	2,410	2,599,818
5.00%, 10/1/46	1,200	1,228,140
Baldwin County, AL, 5.00%, 4/1/43	230	241,405
Bath Community Schools, MI, 5.00%, 5/1/42	125	133,335
Berkeley Unified School District, CA, (Election of 2020), 5.00%, 8/1/44	2,710	2,937,768
Beverly Hills Unified School District, CA, (Election of 2018):
3.25%, 8/1/42	1,815	1,647,401
3.25%, 8/1/44	3,800	3,339,162
Blue Ridge Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/51(3)	1,200	1,229,041
Bradley, IL, 5.00%, 12/15/44	510	532,722
Caddo Parish Parishwide School District, LA, 4.00%, 3/1/44	25	23,934
Caledonia Community Schools, MI:
5.00%, 5/1/42	300	320,005
5.00%, 5/1/43	500	531,229
California, 5.00%, 11/1/42	2,335	2,498,961
Canton Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/43	2,395	2,582,850
Cecil County, MD, 4.50%, 8/1/53	2,515	2,476,944
Charter Township of White Lake, MI, 5.00%, 3/1/45	700	739,367
Chicago Board of Education, IL:
4.00%, 12/1/35	2,000	1,831,533
5.00%, 12/1/42	4,475	4,264,779
5.25%, 12/1/35	935	914,867
5.25%, 12/1/39	5,365	5,231,258
5.50%, 12/1/37	5,000	5,149,510
5.50%, 12/1/45	500	497,111
Connecticut, 5.00%, 8/15/41	990	1,071,167
Crestwood School District, MI:
5.00%, 5/1/45	200	211,230
5.00%, 5/1/46	70	73,305
Cromwell, CT, 4.125%, 4/15/50	45	44,102
Cupertino Union School District, CA, (Election of 2024), 5.75%, 8/1/43	1,300	1,495,406
2
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Darien, CT, 4.00%, 4/15/39	$325	$ 327,323
Denison Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/53	2,000	1,781,941
DuPage County School District No. 58, IL, 5.50%, 12/15/43	2,265	2,507,751
East Grand Rapids Public School District, MI:
5.00%, 5/1/45	595	631,819
5.00%, 5/1/52	2,070	2,125,173
East Jackson Community Schools, MI:
5.00%, 5/1/41	640	685,501
5.00%, 5/1/43	250	265,614
East Longmeadow, MA, 3.00%, 11/1/42	1,050	880,485
Grosse Pointe Public School System, MI:
5.00%, 5/1/43	500	528,972
5.00%, 5/1/44	400	420,897
Harris County, TX:
5.00%, 9/15/46(3)	650	677,940
5.00%, 9/15/47(3)	500	519,164
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,565	1,132,840
Hermosa Beach City School District, CA, (Election of 2024):
0.00%, 8/1/37	250	159,775
0.00%, 8/1/40	360	192,820
0.00%, 8/1/41	165	83,127
0.00%, 8/1/44	350	146,169
Huffman Independent School District, TX, (PSF Guaranteed), 5.25%, 2/15/43	1,930	2,065,626
Illinois:
5.50%, 5/1/39	1,980	2,080,716
5.75%, 5/1/45	1,730	1,811,606
Islip, NY:
4.00%, 4/1/41	695	708,249
4.125%, 4/1/42	470	479,634
Kane and DeKalb Counties Community Unit School District No. 302 Kaneland, IL, 4.25%, 2/1/47	2,495	2,331,438
Kenosha County, WI:
1.50%, 9/1/29	445	415,181
1.50%, 9/1/30	360	324,109
Lafourche Parish School District No. 1, LA:
5.00%, 3/1/42	550	573,823
5.00%, 3/1/45	570	588,105
Lincoln Consolidated School District, MI:
5.00%, 5/1/36	615	683,969
5.00%, 5/1/38	150	164,621
5.00%, 5/1/40	500	540,878
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Long Beach Community College District, CA:
5.00%, 8/1/44	$705	$ 764,253
5.00%, 8/1/45	1,250	1,343,832
Loudoun County, VA, 4.00%, 12/1/44	3,770	3,680,954
Lynchburg, VA, 2.375%, 8/1/40	1,245	962,941
Mabank Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/49	2,595	2,357,745
Magnolia Independent School District, TX, (PSF Guaranteed), 4.50%, 8/15/55(3)	1,000	956,076
Mandan Public School District No. 1, ND, 3.00%, 8/1/33	15	14,103
Maryland, 3.00%, 8/1/31	35	34,321
McCook, NE, 4.625%, 9/1/51(3)	1,090	1,064,381
Mecklenburg County, NC, 2.00%, 3/1/36	1,950	1,609,539
Metropolitan District, CT:
4.00%, 9/1/42	2,000	1,997,309
4.125%, 9/1/43	1,925	1,933,811
Montgomery, TX:
5.00%, 3/1/48	750	782,593
5.00%, 3/1/49	1,000	1,041,357
5.00%, 3/1/50	850	882,416
Napa Valley Unified School District, CA, (Election of 2024), 5.25%, 8/1/50	450	477,562
New York, NY, 5.25%, 10/1/51	3,455	3,588,509
North Little Rock School District No. 1, AR, 4.25%, 2/1/48	850	803,593
Oak Grove School District, CA, (Election of 2022):
5.00%, 8/1/45	1,000	1,075,065
5.00%, 8/1/47	790	839,391
5.00%, 8/1/51	195	203,105
Oklahoma City, OK, 3.00%, 3/1/37	1,615	1,422,038
Peoria County Community Unit School District No. 323, IL, 5.00%, 4/1/42	80	84,305
Pioneer School District No. 402, WA, 5.00%, 12/1/38	190	205,538
Pleasanton Unified School District, CA, (Election of 2022), 4.25%, 8/1/46	855	849,508
Portage Community School District, WI, 5.00%, 3/1/41	50	52,467
Poteet Independent School District, TX, (PSF Guaranteed), 5.25%, 8/15/56(3)	2,000	2,079,708
Prince George's County, MD, 5.00%, 8/1/42	330	356,845
Public Building Authority of Blount County, TN, (SPA: Bank of America, N.A.), 3.05%, 6/1/34(4)	6,000	6,000,000
Puerto Rico, 0.00%, 7/1/33	489	355,648
Richland County, SC, 5.00%, 3/1/39	475	524,279
Richmond, VA:
2.00%, 7/15/36	105	83,919
3
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Richmond, VA: (continued)
4.00%, 1/15/50	$1,115	$ 1,028,308
4.00%, 1/15/51	195	179,128
4.00%, 1/15/53	810	738,193
Rockwall County, TX:
4.00%, 2/1/45	635	595,353
4.125%, 2/1/46	30	28,259
Round Rock, TX, 5.00%, 8/15/38	3,330	3,635,204
San Diego Unified School District, CA, (Election of 2012), 5.00%, 7/1/44	1,890	2,157,728
San Luis Coastal Unified School District, CA, (Election of 2022), 4.00%, 8/1/53	105	97,487
Sarpy County School District No. 37, NE, 5.00%, 12/15/27	1,420	1,426,550
Sarpy County School District No. 46, NE, 5.00%, 12/15/42	1,735	1,810,525
Spring Lake Public Schools, MI, 5.00%, 5/1/39	500	543,756
Stearns, MN, Sales Tax Revenue, 4.00%, 12/1/47	2,450	2,309,897
Storey County School District, NV, (PSF Guaranteed), 4.00%, 6/1/44	165	160,426
Suffolk, VA, 4.00%, 2/1/42	50	49,341
Virginia, 4.00%, 6/1/41	160	161,132
Washington and Clackamas Counties School District No. 23J, OR, 5.00%, 6/15/44	1,875	1,992,792
West Sonoma County Union High School District, CA, (Election of 2018), 5.00%, 8/1/50	1,315	1,371,918
West Valley Mission Community College District, CA, 4.00%, 8/1/44	2,320	2,277,906
		$132,234,722
Hospital — 6.5%
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	$1,710	$ 1,713,651
Darke County, OH, (Wayne HealthCare), 4.00%, 9/1/45	3,455	2,795,081
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	315	286,361
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/29	505	493,961
4.00%, 11/1/30	1,605	1,554,658
5.00%, 11/1/26	1,375	1,376,922
5.00%, 11/1/27	1,440	1,449,309
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/41	1,950	1,996,295
Lynchburg Economic Development Authority, VA, (Centra Health Obligated Group), 5.50%, 1/1/51	1,850	1,953,802
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	$1,040	$ 967,519
4.00%, 1/1/48	2,840	2,516,938
Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health System):
5.00%, 5/15/39	350	391,161
5.00%, 5/15/40	50	55,810
(LOC: TD Bank, N.A.), 2.95%, 6/1/46(4)	6,500	6,500,000
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Vanderbilt University Medical Center), 5.00%, 7/1/31	1,635	1,753,004
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/46	2,000	1,752,287
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	6,165	5,497,727
Michigan Finance Authority, (Trinity Health Credit Group), 4.00%, 12/1/49	3,000	2,593,629
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/47	3,100	2,735,794
4.00%, 11/15/49	2,640	2,319,534
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/27	470	473,137
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/31(5)	1,705	1,261,700
5.25%, 4/1/34(5)	1,700	1,224,000
South Carolina Jobs-Economic Development Authority, (Beaufort Memorial Hospital & South of Broad Healthcare):
5.00%, 11/15/32	450	466,483
5.00%, 11/15/33	400	414,820
5.00%, 11/15/35	375	385,814
Spartanburg Regional Health Services District, Inc., SC, 4.00%, 4/15/43	2,880	2,627,502
University of Wisconsin Hospitals and Clinics Authority, 4.25%, 4/1/48	255	239,402
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 4.00%, 11/15/46	3,290	2,935,570
		$ 50,731,871
Housing — 8.0%
Alaska Housing Finance Corp., 4.65%, 6/1/51	$350	$ 342,405
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/37	1,825	1,870,407
Connecticut Housing Finance Authority, (Augustus Manor Associates), (FNMA), 4.80%, 10/1/41	2,000	2,027,049
4
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Connecticut Housing Finance Authority, (Housing Mortgage Finance Program):
0.75%, 11/15/27	$545	$ 523,250
1.10%, 11/15/29	2,125	1,929,186
(SPA: TD Bank, N.A.), 2.16%, 11/15/48(6)	2,000	2,000,000
Delaware State Housing Authority, (FHLMC), (FNMA), (GNMA), 4.45%, 7/1/44	195	191,219
Douglas County Housing Authority, GA, (Astoria at Crystal Lake), (FNMA), 4.375%, 4/1/43	2,795	2,695,585
Georgia Housing and Finance Authority, 2.40%, 12/1/41	2,120	1,634,827
Indiana Housing and Community Development Authority, SFMR, (Liq: TD Bank, N.A.), 2.95%, 7/1/47(4)	2,000	2,000,000
Inlivian, NC, (Barton South), (FNMA), 5.05%, 2/1/43	1,395	1,428,683
King County Housing Authority, WA, 5.00%, 7/1/40	320	328,637
Louisiana Housing Corp., SFMR, (FHLMC), (FNMA), (GNMA), 4.50%, 12/1/45	1,580	1,550,884
Maricopa County and Phoenix Industrial Development Authorities, AZ:
(FHLMC), (FNMA), (GNMA), 4.625%, 9/1/44	655	645,297
(FHLMC), (FNMA), (GNMA), 4.65%, 9/1/44	975	970,518
Maryland Community Development Administration, (Villages at Marley Station), Sustainability Bonds, (FNMA), 4.35%, 2/1/44	1,985	1,892,025
Maryland Department of Housing and Community Development Administration:
Green Bonds, 4.45%, 7/1/44	2,685	2,636,411
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/44	185	183,918
Massachusetts Development Finance Agency, (CHF Wentworth, Inc.), 5.125%, 7/1/51(1)	1,185	1,140,353
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Trinity Flats Apartments), (FNMA), 5.10%, 7/1/44	485	498,718
Michigan Housing Development Authority, SFMR:
Social Bonds, 4.35%, 12/1/44	2,000	1,950,824
Social Bonds, 4.45%, 12/1/49	550	526,200
Social Bonds, 4.50%, 12/1/40	2,065	2,067,304
Missouri Housing Development Commission, (FHLMC), (FNMA), (GNMA), 2.55%, 11/1/40	1,500	1,168,124
Nebraska Investment Finance Authority:
Social Bonds, (FHLMC), (FNMA), (GNMA), 2024 Series G, 4.55%, 9/1/44	55	54,534
Social Bonds, (FHLMC), (FNMA), GNMA), 4.70%, 9/1/49	240	238,902
Nevada Housing Division, (FHLMC), (FNMA), GNMA), 4.65%, 10/1/49	500	486,553
Security	Principal Amount (000's omitted)	Value
Housing (continued)
New Mexico Mortgage Finance Authority, (Single Family Mortgage Program), (FHLMC), (FNMA), (GNMA), 3.00%, 7/1/50	$1,090	$ 824,397
New York City Housing Development Corp., NY, Sustainable Development Bonds, 2.85%, 11/1/39	2,975	2,401,103
North Carolina Housing Finance Agency, (FHLMC), (FNMA), (GNMA), (SPA: TD Bank, N.A.), 2.95%, 7/1/49(4)	2,400	2,400,000
North Dakota Housing Finance Agency, Social Bonds, 4.50%, 7/1/43	2,000	1,953,274
Norwalk Housing Authority, CT, (Monterey Village Apartments), (FNMA), 4.40%, 9/1/42	1,685	1,608,840
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 4.45%, 10/1/44	2,000	1,965,310
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/37	1,235	1,246,525
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/31	310	315,058
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/34	2,560	2,605,419
5.00%, 6/1/39	1,595	1,602,299
South Carolina Jobs-Economic Development Authority, (Foothill Affordable Housing Foundation - Paddock Club and Fairways), (FHLMC), 4.00% to 3/1/35 (Put Date), 3/1/62	2,480	2,435,107
South Carolina Jobs-Economic Development Authority, (Sixteenth Floor Obligated Group):
4.25%, 12/1/36	935	918,908
5.00%, 12/1/35	5,840	6,044,054
Utah Housing Corp., (Promontory Place Apartments), (FNMA), 4.69%, 2/1/45	1,485	1,475,437
Vancouver Housing Authority, WA, (Esther Short), 4.50%, 10/1/42	2,000	2,010,178
Virginia Housing Development Authority, 5.125%, 11/1/43	45	46,604
		$ 62,834,326
Industrial Development Revenue — 3.6%
Burke County Development Authority, GA, (Georgia Power Co. Plant Vogtle), 3.10%, 7/1/49(4)	$6,400	$ 6,400,000
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 3.45% to 12/1/26 (Put Date), 12/1/44	1,000	1,001,060
Houston, TX, (United Airlines, Inc.):
(AMT), 5.00%, 7/15/27	2,545	2,577,120
(AMT), 5.50%, 7/15/36	3,750	4,049,822
5
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	$2,670	$ 2,510,019
National Finance Authority, NH, (Covanta), Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	5,500	4,450,122
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	15	15,021
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	1,175	1,137,462
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/34	5,000	5,084,958
Whiting, IN, (BP Products North America, Inc.), (AMT), 4.00% to 6/10/33 (Put Date), 12/1/44	1,290	1,288,761
		$ 28,514,345
Insured - Education — 0.9%
Eastern Michigan University:
(BAM), 5.00%, 3/1/41	$245	$ 258,539
(BAM), 5.00%, 3/1/42	745	783,275
(BAM), 5.00%, 3/1/43	1,240	1,299,771
(BAM), 5.00%, 3/1/44	1,280	1,334,477
(BAM), 5.25%, 3/1/50	1,310	1,356,256
Louisiana Local Government Environmental Facilities and Community Development Authority, (Calcasieu Parish School), (BAM), 4.00%, 12/1/44	520	499,134
Louisiana Public Facilities Authority, (South Quad L3C-Louisiana University South Quad), (AG), 5.00%, 7/1/40	700	745,559
Southwestern Illinois Development Authority, (Pontiac William Holliday School District No. 105):
(BAM), 6.00%, 12/1/45	295	332,019
(BAM), 6.00%, 12/1/46	355	396,660
State Public School Building Authority, PA, (Delaware County Community College), (BAM), 5.00%, 10/1/41	140	145,608
Western Michigan University, (AG), 5.00%, 11/15/45	60	62,918
		$ 7,214,216
Insured - Electric Utilities — 0.6%
Muscatine Power and Water, IA, Electric Revenue:
(AG), 5.00%, 12/1/44	$600	$ 630,584
(AG), 5.00%, 12/1/46	425	439,828
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	1,110	1,117,238
(NPFG), 5.25%, 7/1/30	530	533,312
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities (continued)
Puerto Rico Electric Power Authority: (continued)
(NPFG), 5.25%, 7/1/34	$100	$ 99,162
West Memphis, AR, Public Utility System Revenue:
(BAM), 4.25%, 12/1/45	1,050	1,016,947
(BAM), 4.375%, 12/1/50	595	554,329
		$ 4,391,400
Insured - General Obligations — 8.3%
Bassett Unified School District, CA, (Election of 2020):
(BAM), 5.25%, 8/1/50	$1,585	$ 1,673,060
(BAM), 5.25%, 8/1/54	2,270	2,377,031
Bromley Park Metropolitan District No. 3, CO, (AG), 4.00%, 12/1/44	500	466,891
Burlington, IA, (AG), 4.25%, 6/1/43(3)	845	823,333
Carbondale and Rural Fire Protection District, CO, (BAM), 5.50%, 12/1/45	725	800,196
Chicago Board of Education, IL:
(NPFG), 0.00%, 12/1/26	1,580	1,561,920
(NPFG), 0.00%, 12/1/28	1,560	1,430,936
Cook County High School District No. 220, IL, (BAM), 5.00%, 12/1/45	380	389,996
Cook County School District No. 169, IL, (AG), 5.25%, 12/1/40	535	572,785
Fort Bend County Municipal Management District No. 1, TX, (AG), 3.50%, 9/1/49	130	102,177
Gadsden, AL:
(BAM), 5.00%, 9/30/41	265	282,765
(BAM), 5.00%, 10/1/42	650	690,793
Generation Park Management District, TX, (AG), 3.50%, 9/1/45	1,605	1,333,924
Greene Macoupin and Morgan Counties Community Unit School District No. 10 Greenfield, IL:
(BAM), 5.00%, 12/1/41	280	292,973
(BAM), 5.00%, 12/1/42	290	303,471
(BAM), 5.00%, 12/1/43	250	261,598
(BAM), 5.00%, 12/1/44	150	156,286
Harris County Municipal Utility District No. 165, TX, (BAM), 3.375%, 3/1/44	2,370	1,968,609
Harris County Municipal Utility District No. 410, TX, (BAM), 4.00%, 9/1/55	1,080	928,885
Harris County Municipal Utility District No. 55, TX, (AG), 3.00%, 2/1/42	1,350	1,105,722
Hayward Unified School District, CA, (Election of 2024), (BAM), 5.00%, 8/1/45	250	268,565
Helena High School District No. 1, MT, (BAM), 5.00%, 7/1/46	130	136,960
6
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Johnson and Miami Counties Unified School District No. 230, KS, (AG), 6.00%, 9/1/40	$1,550	$ 1,778,829
Kankakee Iroquois Ford ETC Counties Community Unit School District No. 2, IL:
(BAM), 5.00%, 12/1/45	100	104,739
(BAM), 5.00%, 12/1/46	45	46,711
(BAM), 5.25%, 12/1/51	1,975	2,059,415
Knox County Community Unit School District No. 202 Knoxville, IL:
(AG), 5.00%, 12/1/42	230	240,863
(AG), 5.00%, 12/1/44	340	353,984
(AG), 5.00%, 12/1/46	250	256,059
Lincoln, IL:
(BAM), 5.00%, 12/1/42	340	355,957
(BAM), 5.00%, 12/1/45	510	526,245
McPherson County Unified School District No. 418 McPherson, KS, (BAM), 5.25%, 9/1/56	1,455	1,509,769
Mount Horeb Area School District, WI, (AG), 4.00%, 3/1/42	2,050	1,991,120
Mount Vernon, IL:
(BAM), 5.00%, 12/15/37	865	906,355
(BAM), 5.00%, 12/15/39	705	731,798
Mountain View School District, CA, (Election of 2020), (BAM), 5.00%, 8/1/49	600	627,360
North Platte, NE, (AG), 4.375%, 12/15/41	30	30,094
Ogle and Stephenson Counties Community Unit School District No. 221 Forrestville Valley, IL:
(AG), 5.00%, 2/1/39	265	280,298
(AG), 5.00%, 2/1/41	280	292,608
Paris Union School District No. 95, IL:
(AG), 5.00%, 11/1/40	470	493,768
(AG), 5.00%, 11/1/41	520	544,466
(AG), 5.00%, 11/1/42	500	522,461
(AG), 5.00%, 11/1/43	640	665,808
(AG), 5.00%, 11/1/44	470	486,497
(AG), 5.00%, 11/1/45	435	447,676
(AG), 6.00%, 11/1/39	275	311,518
Pocono Mountain School District, PA, (BAM), 5.00%, 6/15/48	855	880,753
Portage Public Schools, MI, (AG), 4.50%, 11/1/48	1,400	1,365,895
Raindance Metropolitan District No. 2, CO, (BAM), 4.00%, 12/1/44	710	677,461
Randolph Township Fire Protection District, IL, (BAM), 6.00%, 12/1/45	170	186,010
Richland County Community Unit School District No. 1, IL:
(BAM), 5.00%, 12/1/39	970	1,030,681
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Richland County Community Unit School District No. 1, IL: (continued)
(BAM), 5.00%, 12/1/40	$1,020	$ 1,078,796
(BAM), 5.00%, 12/1/41	820	864,416
(BAM), 5.00%, 12/1/42	1,125	1,180,773
(BAM), 5.00%, 12/1/43	410	428,382
(BAM), 5.00%, 12/1/44	620	644,540
(BAM), 5.00%, 12/1/46	590	607,900
(BAM), 5.00%, 12/1/48	240	244,172
Sangamon County School District No. 186 Springfield, IL, (BAM), 5.00%, 2/1/43	3,270	3,450,437
Shreveport, LA, (AG), 5.25%, 3/1/42	565	603,644
St. Clair County School District No. 118, IL, (BAM), 5.50%, 12/1/39	1,525	1,675,857
St. Tammany Parish Hospital Service District No. 2, LA, (BAM), 4.00%, 3/1/45(3)	1,755	1,639,463
Sterling, IL:
(BAM), 5.00%, 11/1/36	500	545,094
(BAM), 5.00%, 11/1/40	940	994,881
(BAM), 5.00%, 11/1/44	290	305,782
(BAM), 5.00%, 11/1/45	520	546,343
Tri-State Fire Protection District, IL:
(BAM), 5.00%, 1/1/43	2,925	3,074,035
(BAM), 5.00%, 1/1/46	365	378,063
Washington County Elementary School District No. 6, AZ, (BAM), 5.00%, 7/1/40	500	533,302
Waterstone Metropolitan District No. 1, CO, (AG), 5.25%, 12/1/45	300	315,270
West Des Moines Community School District, IA:
(AG), 4.00%, 6/1/45	2,825	2,632,851
(AG), 4.00%, 6/1/46	1,940	1,783,609
Whiteside and Lee Counties Township High School District No. 301 Rock Falls, IL:
(AG), 5.00%, 1/1/39	250	264,310
(AG), 5.00%, 1/1/40	335	352,247
(AG), 5.00%, 1/1/41	500	524,100
(AG), 5.00%, 1/1/42	820	856,760
(AG), 5.00%, 1/1/43	640	665,716
Will County Community Unit School District No. 209-U, IL:
(AG), 5.00%, 2/1/37	15	16,050
(AG), 5.00%, 2/1/38	80	85,008
Yonkers, NY:
(AG), 4.125%, 2/1/45	240	231,820
(AG), 5.00%, 2/1/44	450	474,440
		$ 64,632,135
7
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 0.2%
Grand Forks, ND, (Altru Health System), (AG), 3.00%, 12/1/51	$2,500	$ 1,720,997
		$ 1,720,997
Insured - Housing — 0.0%†
University of Idaho, (AG), 5.00%, 4/1/33	$80	$ 88,160
		$ 88,160
Insured - Industrial Development Revenue — 0.0%†
Pitkin County, CO, Solid Waste Center Enterprise Revenue, (AG), 5.50%, 12/1/43	$175	$ 197,266
		$ 197,266
Insured - Lease Revenue/Certificates of Participation — 0.1%
Westfield-Washington Multi-School Building Corp., IN, (BAM), 5.00%, 7/15/43	$410	$ 427,897
		$ 427,897
Insured - Special Tax Revenue — 1.7%
Big Sky Resort Area District, MT, (1% Resort Tax - Cold Smoke):
(AG), 5.00%, 7/1/44	$450	$ 476,157
(AG), 5.00%, 7/1/45	500	526,119
(AG), 5.00%, 7/1/46	425	444,188
Centerton, AR, Sales and Use Tax Revenue, (AG), 4.125%, 11/1/49	25	23,893
Downtown Revitalization Public Infrastructure District, UT, (AG), 5.25%, 6/1/42	450	487,953
Elk Grove Finance Authority, CA, (AG), 5.00%, 9/1/47	220	231,048
Fort Smith, AR, Sales and Use Tax Revenue, (AG), 5.00%, 11/1/42	225	238,006
Gilbert Community School District, IA, Services and Use Tax Revenue:
(AG), 4.00%, 6/1/40	500	482,145
(AG), 4.125%, 6/1/41	635	615,049
Rampart Range Metropolitan District No. 1, CO, (AG), 5.00%, 12/1/45	110	113,336
Rock Hill, SC, (Hospitality Fee Pledge), (BAM), 4.00%, 4/1/44	1,425	1,363,239
Sales Tax Securitization Corp., IL, (BAM), 5.00%, 1/1/37	4,000	4,171,477
San Clemente Facilities District No. 2006-1, CA:
(BAM), 5.00%, 9/1/40	545	593,029
(BAM), 5.00%, 9/1/44	2,010	2,150,719
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
South Manvel Development Authority, TX, (AG), 4.00%, 4/1/41	$5	$ 4,701
Union Community School District, IA, (AG), 5.25%, 6/1/50	1,000	1,030,907
		$ 12,951,966
Insured - Transportation — 1.6%
Alaska Railroad Corp., (AG), (AMT), 5.50%, 10/1/41	$200	$ 215,902
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AG), (AMT), 4.00%, 1/1/46	4,920	4,462,166
(AG), (AMT), 5.25%, 1/1/38	900	963,508
Chesapeake, VA, Chesapeake Expressway Toll Road Revenue, (AG), 4.00%, 7/15/47	1,670	1,577,681
Municipality of Anchorage, AK, Port Revenue:
(AG), (AMT), 5.25%, 2/1/40	1,900	2,028,343
(AG), (AMT), 5.25%, 2/1/46	1,000	1,045,758
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AG), (AMT), 5.00%, 1/1/31	185	187,631
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AG), (AMT), 4.00%, 7/1/32	2,000	1,989,546
		$ 12,470,535
Insured - Water and Sewer — 1.0%
Bennett, CO, Wastewater Revenue:
(AG), 4.125%, 12/1/49	$760	$ 688,520
(AG), 5.00%, 12/1/41	825	874,387
Eloy, AZ, Water and Wastewater System Revenue, (BAM), 5.00%, 7/1/51	550	563,301
Fort Morgan, CO, Wastewater Revenue, (BAM), 5.25%, 12/1/51	1,050	1,105,682
Grants Pass, OR, Water Revenue, (BAM), 4.125%, 4/1/49	1,295	1,224,739
Montrose, CO, Sewer Utility Revenue:
(BAM), 5.00%, 12/1/44	165	173,847
(BAM), 5.00%, 12/1/50	160	164,312
Shreveport, LA, Water and Sewer Revenue, (AG), 5.00%, 12/1/39	2,450	2,614,006
Southwestern Pennsylvania Water Authority, (AG), 3.00%, 9/15/32	350	339,197
		$ 7,747,991
Lease Revenue/Certificates of Participation — 4.0%
Barren County Public Properties Corp., KY, (Judicial Center), 4.00%, 12/1/43	$355	$ 333,331
8
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Brownsburg 1999 School Building Corp., IN:
5.00%, 7/15/41	$800	$ 850,167
5.00%, 7/15/42	1,000	1,060,061
Castle Rock, CO, 5.25%, 12/1/43	1,040	1,129,821
College of Western Idaho:
4.25%, 8/1/45	165	160,833
4.50%, 8/1/55	65	60,982
5.25%, 8/1/50	185	192,015
Crothersville 2000 School Building Corp., IN:
5.00%, 1/15/41	500	526,319
5.00%, 1/15/43	95	99,277
Duneland School Building Corp., IN, 3.00%, 1/15/42	2,890	2,323,859
Frankfort High School Elementary School Building Corp., IN:
4.25%, 7/15/44(3)	1,000	950,063
4.25%, 7/15/45(3)	550	520,628
5.00%, 7/15/42(3)	930	979,955
Greater Clark Building Corp., IN, 5.00%, 7/15/44	1,350	1,398,855
Hamilton Southeastern Consolidated School Building Corp., IN, 5.00%, 7/15/41	155	164,958
IPS Multi-School Building Corp., IN, Social Bonds, 5.00%, 7/15/44	605	630,516
Kansas City, MO, 4.00%, 9/1/46	1,500	1,358,769
Lakeland School Building Corp., IN, 5.00%, 7/15/43	475	496,384
Loudoun County Economic Development Authority, VA, 4.00%, 12/1/41	1,645	1,607,072
Marshall County Educational Facilities Authority, OK, (Madill Public Schools):
5.00%, 9/1/38	1,250	1,309,672
5.00%, 9/1/40	1,380	1,429,810
Mcintosh County Educational Facilities Authority, OK, (Eufaula Public Schools), 5.00%, 9/1/39	360	366,654
Montgomery County School District Finance Corp., KY, 4.50%, 8/1/48	1,675	1,616,149
New Albany-Floyd County School Building Corp., IN, 5.00%, 7/15/44	1,300	1,363,030
North Lawrence Community Schools Building Corp., IN:
5.00%, 7/15/37	420	452,321
5.00%, 7/15/38	400	428,028
Pennsylvania, 5.00%, 7/1/43	2,160	2,188,161
Richland-Bean Blossom 2000 School Building Corp., IN, 5.00%, 7/15/43	535	565,237
Rogers County Educational Facilities Authority, OK, (Talala Public Schools):
5.00%, 9/1/28	525	539,651
5.00%, 9/1/34	260	274,739
Snowmass Village, CO, 4.25%, 12/1/40	715	716,522
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Southmont School Building Corp., IN, 5.00%, 7/15/41	$525	$ 555,507
Telluride, CO, 5.00%, 12/1/45	200	209,273
Timnath, CO, 5.00%, 12/1/51	1,935	1,973,279
Tulsa County Industrial Authority, OK, (Owasso Public Schools), 5.00%, 9/1/33	50	55,155
Virginia Public Building Authority, 4.00%, 8/1/41	175	171,065
Wayne Township Marion County School Building Corp., IN, 5.00%, 7/15/44	850	884,815
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29	700	701,065
Winston-Salem, NC:
5.00%, 6/1/36	350	387,389
5.00%, 6/1/42	290	309,952
		$ 31,341,339
Other Revenue — 6.5%
Black Belt Energy Gas District, AL:
5.00%, 12/1/31	$5,000	$ 5,201,431
5.00%, 12/1/34	2,110	2,182,760
5.00%, 11/1/36	5,280	5,453,284
5.50% to 2/1/29 (Put Date), 6/1/49	2,500	2,606,674
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	12,110	12,364,856
Green Bonds, 5.00% to 8/1/32 (Put Date), 11/1/55	5,520	5,631,171
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.00%, 12/1/28	545	554,378
Kalispel Tribe of Indians, WA:
Series A, 5.00%, 1/1/32(1)	1,450	1,462,037
Series B, 5.00%, 1/1/32(1)	1,000	1,008,302
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	2,000	2,082,465
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	1,775	1,863,012
New York Energy Finance Development Corp., 5.00% to 12/1/33 (Put Date), 7/1/56	5,340	5,433,249
New York Trust for Cultural Resources, (Lincoln Center For the Performing Arts, Inc.), 5.00%, 12/1/32	1,795	1,980,886
Southeast Energy Authority, AL, 5.00% to 2/1/31 (Put Date), 5/1/55	1,250	1,318,855
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 3.33%, (67% of 3 mo. SOFR + 0.70%), 12/15/26(2)	860	860,104
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 3.281%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(2)	740	741,186
		$ 50,744,650
9
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 7.6%
Arizona Industrial Development Authority, AZ, (Mirabella at ASU), 5.35% to 1/1/27 (Put Date), 10/1/28(1)	$375	$ 372,104
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/26	1,730	1,732,237
5.00%, 11/15/27	1,320	1,321,720
Centerville, OH, (Graceworks Lutheran Services):
5.00%, 11/1/26	770	771,587
5.00%, 11/1/27	325	328,702
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.00%, 11/15/28	300	304,964
5.00%, 11/15/29	315	319,696
5.00%, 11/15/30	330	334,536
5.375%, 11/15/55	275	268,620
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/29	600	609,838
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/27	400	404,583
Connecticut Health and Educational Facilities Authority, (Fairview):
4.875%, 12/15/32	4,065	4,016,421
5.875%, 12/15/46	1,345	1,353,437
District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	145	145,341
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/30	500	506,851
5.00%, 12/1/39	370	364,468
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	95	95,002
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,985	1,988,090
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/27	370	370,219
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	750	773,318
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/35	310	307,183
Montana Facility Finance Authority, (St. Johns United), 5.50%, 11/15/46	1,230	1,214,337
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/30	200	201,400
4.00%, 12/1/31	150	150,762
4.00%, 12/1/32	200	200,655
4.00%, 12/1/33	100	100,167
4.00%, 12/1/34	200	199,878
4.00%, 12/1/35	350	347,267
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.): (continued)
4.00%, 12/1/36	$350	$ 344,097
4.00%, 12/1/38	400	384,307
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,890	1,896,127
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	870	870,410
5.75%, 7/1/54(1)	1,725	1,720,352
New Hope Cultural Education Facilities Finance Corp., TX, (Bella Vida Forefront Living), 5.25%, 10/1/30	1,275	1,274,991
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/30	430	432,466
5.00%, 7/1/34	195	195,130
5.00%, 7/1/39	2,450	2,386,020
5.00%, 7/1/49	3,020	2,717,380
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 4.00%, 1/1/29	835	835,702
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
5.00%, 5/15/28	255	255,147
5.00%, 5/15/30	300	300,141
5.00%, 5/15/31	575	579,071
5.00%, 5/15/32	650	654,202
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(1)	1,540	1,547,898
Santa Fe, NM, (El Castillo Retirement Residences):
5.00%, 5/15/34	1,090	1,102,933
5.00%, 5/15/39	480	475,254
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/34	625	625,958
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/28	1,675	1,684,716
5.00%, 4/1/29	1,000	1,005,168
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis Obligated Group), 5.00%, 9/1/27	1,930	1,959,021
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/29	500	510,993
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.875%, 11/15/55	4,650	4,387,565
10
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Tulsa County Industrial Authority, OK, (Montereau, Inc.):
5.00%, 11/15/28	$540	$ 547,443
5.00%, 11/15/29	400	404,860
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay), 6.25%, 9/1/30	2,000	2,002,110
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/31(1)	985	985,073
Washington Housing Finance Commission, (Horizon House):
4.50%, 1/1/34	1,500	1,502,541
6.00%, 1/1/46	3,790	3,909,040
Washington Housing Finance Commission, (Judson Park), 4.00%, 7/1/28(1)	95	95,002
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/27(1)	840	844,306
5.00%, 1/1/28(1)	445	452,491
5.00%, 1/1/29(1)	460	472,096
5.00%, 1/1/34(1)	500	509,139
		$ 58,972,533
Special Tax Revenue — 3.7%
Baltimore, MD, (Harbor Point):
3.45%, 6/1/35(1)	$310	$ 292,967
3.50%, 6/1/39(1)	650	589,471
Bullhead City, AZ, Excise Taxes Revenue:
2.10%, 7/1/36	585	480,384
2.55%, 7/1/46	1,265	887,258
4.50%, 7/1/44	675	682,893
Centennial Authority, NC, 4.00%, 10/1/45	1,020	967,736
Connecticut, Special Tax Obligation Bonds, 5.00%, 7/1/44	3,635	3,895,850
Durango, CO, Sales and Use Tax Revenue, 5.00%, 12/1/44	425	451,536
Hamilton County & Chattanooga Sports Authority, TN, (Stadium Project), 6.00%, 12/1/55	1,435	1,580,764
Juban Crossing Economic Development District, LA, (Drainage Projects), 4.25%, 9/15/44	1,650	1,548,620
Juban Crossing Economic Development District, LA, (General Infrastructure Projects):
5.00%, 9/15/49	1,610	1,581,923
6.00%, 9/15/45	350	364,475
Lawton Industrial Development Authority, OK:
5.00%, 7/1/36	500	537,727
5.00%, 7/1/37	500	534,523
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Lawton Industrial Development Authority, OK: (continued)
5.00%, 7/1/43	$300	$ 311,815
5.00%, 7/1/45	300	310,321
5.00%, 7/1/46	250	257,425
Louisiana Local Government Environmental Facilities and Community Development Authority, (City of Slidell):
4.125%, 12/1/49	15	13,472
4.25%, 12/1/54	100	92,782
Louisiana Local Government Environmental Facilities and Community Development Authority, (Lake Charles Rebound):
4.00%, 5/1/44	875	824,768
4.50%, 5/1/51	780	767,329
Miami-Dade County, FL, Professional Sports Franchise Facilities, (LOC: TD Bank, N.A.), 2.16%, 10/1/48(6)	3,655	3,655,000
Mida Mountain Village Public Infrastructure District, UT, 5.50%, 6/15/39(1)	2,000	2,055,063
New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: U.S. Bank, N.A.), 3.00%, 2/1/56(4)	1,000	1,000,000
Omaha, NE, Special Tax Revenue Redevelopment Bonds, 4.00%, 4/15/54	1,110	982,488
Prairie Point Community Authority Board Special Improvement District No. 1, CO, 5.00%, 12/1/35	1,530	1,537,285
South Village Community Development District, FL, 3.25%, 5/1/27	95	94,701
St. James Parish, LA, 4.25%, 5/1/46	880	855,759
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	500	499,883
Successor Agency to Santa Monica Redevelopment Agency, CA:
5.00%, 7/1/41	750	824,144
5.00%, 7/1/42	500	546,640
		$ 29,025,002
Student Loan — 0.3%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), 4.125%, 11/15/40	$2,170	$ 2,077,620
(AMT), 4.25%, 11/15/43	405	386,601
		$ 2,464,221
Transportation — 9.1%
Bay Area Toll Authority, CA, (San Francisco Bay Area), (LOC: Barclays Bank PLC), 2.70%, 4/1/55(4)	$4,000	$ 4,000,000
11
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.25%, 7/1/42	$3,000	$ 3,195,902
Chicago, IL, (O'Hare International Airport):
(AMT), 5.00%, 1/1/38	2,485	2,624,822
(AMT), 5.00%, 1/1/39	1,500	1,569,364
Colorado Bridge Enterprise, (Central 70 Project), (AMT), 4.00%, 12/31/28	2,760	2,769,549
Georgia Ports Authority, 4.00%, 7/1/47	4,405	4,171,575
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	900	952,098
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/36	2,880	2,971,288
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/35	1,995	2,030,923
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/38	1,600	1,674,364
Oklahoma Turnpike Authority, 5.50%, 1/1/53	4,165	4,381,045
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/42	2,990	3,005,253
Port of Seattle, WA:
(AMT), 4.00%, 5/1/43	5,000	4,627,009
(AMT), 5.00%, 5/1/37	2,100	2,119,509
(AMT), 5.00%, 5/1/37	3,000	3,027,871
Public Finance Authority, WI, (Georgia SR 400 Express Lanes), (AMT), 6.50%, 6/30/60	2,500	2,737,753
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/47	1,665	1,668,309
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.25%, 7/1/38	4,500	4,862,062
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/44	5,000	5,086,272
(AMT), 5.25%, 5/1/42	4,000	4,270,026
(AMT), 5.25%, 5/1/45	2,500	2,658,980
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/34	3,000	3,121,229
Virginia Port Authority, 5.25%, 7/1/50	3,100	3,253,885
		$ 70,779,088
Water and Sewer — 2.5%
Aquarion Water Authority, CT:
0.00%, 8/1/51	$1,000	$ 276,514
5.25%, 8/1/42	1,000	1,093,675
5.25%, 8/1/43	1,335	1,455,896
5.25%, 8/1/44	1,600	1,739,503
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Bullhead, AZ, Water and Wastewater System Revenue, 5.00%, 7/1/41	$625	$ 641,827
Cartersville, GA, Water and Sewer Revenue:
4.125%, 6/1/46	1,370	1,327,808
5.00%, 6/1/47	150	158,710
5.00%, 6/1/51	665	691,426
Corpus Christi, TX, Utility System Revenue, 4.00%, 7/15/48	1,750	1,532,484
District of Columbia Water and Sewer Authority, (SPA: Bank of America, N.A.), 3.05%, 10/1/60(4)	5,000	5,000,000
King County, WA, Sewer Revenue, (SPA: U.S. Bank, N.A.), 3.00%, 1/1/65(4)	2,000	2,000,000
Montgomery Water Works and Sanitary Sewer Board, AL, 5.00%, 9/1/44	550	586,592
Sumner, WA, Water and Sewer Revenue:
5.00%, 12/1/37	235	256,838
5.00%, 12/1/38	105	113,914
5.00%, 12/1/39	85	91,490
5.00%, 12/1/40	120	128,496
5.00%, 12/1/41	150	160,228
5.00%, 12/1/42	215	228,920
5.00%, 12/1/43	140	148,630
5.00%, 12/1/45	220	231,502
Walton County Water and Sewerage Authority, GA, 5.00%, 2/1/53	1,300	1,327,761
Woodruff-Roebuck Water District, SC, 5.00%, 6/1/40	20	21,437
		$ 19,213,651
Total Tax-Exempt Municipal Obligations (identified cost $724,981,049)		$718,783,042

Taxable Municipal Obligations — 6.6%

Security	Principal Amount (000's omitted)	Value
Education — 1.3%
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(1)	$1,000	$ 1,038,249
University of California:
3.349%, 7/1/29	1,150	1,117,212
3.75%, 7/1/41(6)	7,900	7,900,000
		$ 10,055,461
General Obligations — 1.9%
Atlantic City, NJ, 7.00%, 3/1/28	$950	$ 972,458
12
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
California:
7.50%, 4/1/34(7)	$2,310	$ 2,587,538
7.55%, 4/1/39(7)	2,725	3,144,706
Chicago, IL:
7.375%, 1/1/33	2,862	2,976,717
7.781%, 1/1/35	2,590	2,699,158
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 2.002%, 8/1/33	650	541,301
Marin Community College District, CA, 2.14%, 8/1/34	1,500	1,232,820
Mattawan Consolidated School, MI, 1.966%, 5/1/32	1,100	946,637
		$ 15,101,335
Hospital — 0.1%
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.929%, 7/1/34	$975	$ 987,322
		$ 987,322
Housing — 1.9%
Maine Housing Authority, (SPA: TD Bank, N.A.), 3.72%, 11/15/50(6)	$6,100	$ 6,100,000
New York Housing Finance Agency:
(Liq: Barclays Bank PLC), 3.72%, 11/1/45(6)	3,940	3,940,000
Social Bonds, (SPA: TD Bank, N.A.), 3.72%, 11/1/55(6)	2,000	2,000,000
Rhode Island Housing and Mortgage Finance Corp., (GNMA), (SPA: TD Bank, N.A.), 3.73%, 10/1/53(6)	2,410	2,410,000
		$ 14,450,000
Insured - General Obligations — 0.2%
Altoona Area School District, PA, (BAM), 2.288%, 12/1/34	$20	$ 16,232
Effingham County Industrial Development Authority, GA, (BAM), 6.00%, 4/1/48	1,000	999,874
Yonkers, NY:
(AG), 4.62%, 2/1/32	150	148,043
(AG), 4.67%, 2/1/33	210	206,347
		$ 1,370,496
Insured - Special Tax Revenue — 0.4%
Bexar County, TX, Venue Project Revenue, (AG), 2.434%, 8/15/33	$1,505	$ 1,288,583
Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.457%, 9/1/32	1,500	1,300,652
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AG), 4.00%, 9/1/26	500	499,691
		$ 3,088,926
Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 0.2%
Alameda Corridor Transportation Authority, CA, (AG), 0.00%, 10/1/38	$2,500	$ 1,247,684
		$ 1,247,684
Special Tax Revenue — 0.6%
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 4.726%, 7/1/27	$1,975	$ 1,984,330
Oneida Indian Nation of New York, NY, 7.25%, 9/1/34(1)	2,960	2,944,445
		$ 4,928,775
Total Taxable Municipal Obligations (identified cost $51,977,938)		$ 51,229,999

U.S. Treasury Obligations — 1.4%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
3.375%, 2/29/28	$1,000	$ 986,953
3.75%, 4/15/28	7,000	6,941,484
3.875%, 7/15/28	3,000	2,977,617
Total U.S. Treasury Obligations (identified cost $10,929,062)		$ 10,906,054

Short-Term Investments — 0.6%
Money Market Fund — 0.2%

Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.19%(8)	1,807,991	$ 1,808,172
Total Money Market Fund (identified cost $1,808,172)		$ 1,808,172

13
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2026
Portfolio of Investments — continued

U.S. Treasury Obligations — 0.4%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 8/4/26	$3,000	$ 2,999,700
Total U.S. Treasury Obligations (identified cost $2,999,105)		$ 2,999,700
Total Short-Term Investments (identified cost $4,807,277)		$ 4,807,872
Total Investments — 100.9% (identified cost $795,038,343)		$788,090,311
Other Assets, Less Liabilities — (0.9)%		$ (7,193,742)
Net Assets — 100.0%		$780,896,569

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2026, the aggregate value of these securities is $37,829,403 or 4.8% of the Fund's net assets.

(2)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2026.
(3)	When-issued security.
(4)
Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2026.

(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy and is non-income producing.
(6)
Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated
interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2026.

(7)
Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or
other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(8)	The rate shown is the annualized seven-day yield as of July 31, 2026.
At July 31, 2026, the concentration of the Fund's investments in the various states and territories, determined as a percentage of net assets, is as follows:

California	14.6%
Others, representing less than 10% individually	84.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At
July 31, 2026, 14.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 7.7% of total investments.

Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
14
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2026
Statement of Assets and Liabilities

July 31, 2026
Assets
Investments, at value (identified cost $795,038,343)	$788,090,311
Interest and dividends receivable	7,558,525
Receivable for investments sold	2,419,998
Receivable for Fund shares sold	894,441
Receivable from affiliates	132,613
Trustees' deferred compensation plan	84,831
Total assets	$799,180,719
Liabilities
Payable for investments purchased	$1,208,002
Payable for when-issued securities	15,129,027
Payable for Fund shares redeemed	1,036,232
Distributions payable	175,763
Due to custodian	197
Payable to affiliates:
Investment adviser and administration fee	392,183
Distribution and service fees	21,325
Sub-transfer agency fee	2,134
Trustees' deferred compensation plan	84,831
Accrued expenses	234,456
Total liabilities	$18,284,150
Net Assets	$780,896,569
Sources of Net Assets
Paid-in capital	$833,823,734
Accumulated loss	(52,927,165)
Net Assets	$780,896,569
Class A Shares
Net Assets	$74,955,397
Shares Outstanding	6,610,424
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.34
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$11.72
Class C Shares
Net Assets	$6,021,800
Shares Outstanding	531,263
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$11.33
Class I Shares
Net Assets	$699,919,372
Shares Outstanding	61,643,268
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.35

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
15
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2026
Statement of Operations

Year Ended
July 31, 2026
Investment Income
Dividend income	$126,587
Interest income	32,318,082
Total investment income	$32,444,669
Expenses
Investment adviser and administration fee	$4,494,462
Distribution and service fees:
Class A	187,868
Class C	68,305
Trustees’ fees and expenses	44,004
Custodian fee	201,340
Transfer and dividend disbursing agent fees	236,016
Legal and accounting services	148,572
Printing and postage	21,308
Registration fees	77,760
Miscellaneous	202,939
Total expenses	$5,682,574
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$332,301
Total expense reductions	$332,301
Net expenses	$5,350,273
Net investment income	$27,094,396
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$7,880,139
Net realized gain	$7,880,139
Change in unrealized appreciation (depreciation):
Investments	$16,282,256
Net change in unrealized appreciation (depreciation)	$16,282,256
Net realized and unrealized gain	$24,162,395
Net increase in net assets from operations	$51,256,791
16
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2026
Statements of Changes in Net Assets

	Year Ended July 31,
	2026	2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$27,094,396	$24,746,135
Net realized gain	7,880,139	1,293,239
Net change in unrealized appreciation (depreciation)	16,282,256	(26,428,288)
Net increase (decrease) in net assets from operations	$51,256,791	$(388,914)
Distributions to shareholders:
Class A	$(2,484,344)	$(2,178,890)
Class C	(174,214)	(226,813)
Class I	(24,091,615)	(22,126,318)
Total distributions to shareholders	$(26,750,173)	$(24,532,021)
Transactions in shares of beneficial interest:
Class A	$1,667,126	$12,864,877
Class C	(1,457,358)	(3,417,252)
Class I	47,025,648	69,261,351
Net increase in net assets from Fund share transactions	$47,235,416	$78,708,976
Net increase in net assets	$71,742,034	$53,788,041
Net Assets
At beginning of year	$709,154,535	$655,366,494
At end of year	$780,896,569	$709,154,535
17
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2026
Financial Highlights

	Class A
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$10.97	$11.35	$11.13	$11.39	$12.87
Income (Loss) From Operations
Net investment income(1)	$0.38	$0.37	$0.38	$0.33	$0.21
Net realized and unrealized gain (loss)	0.37	(0.38)	0.20	(0.26)	(1.28)
Total income (loss) from operations	$0.75	$(0.01)	$0.58	$0.07	$(1.07)
Less Distributions
From net investment income	$(0.38)	$(0.37)	$(0.36)	$(0.33)	$(0.22)
From net realized gain	—	—	—	—	(0.19)
Total distributions	$(0.38)	$(0.37)	$(0.36)	$(0.33)	$(0.41)
Net asset value — End of year	$11.34	$10.97	$11.35	$11.13	$11.39
Total Return(2)	6.84%	(0.12)%	5.36%	0.65%	(8.47)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$74,955	$70,905	$60,358	$61,217	$79,594
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.96%	0.97%	0.94%	0.98%	0.93%
Interest and fee expense(4)	—	—	0.01%	0.01%	—
Total expenses	0.96%	0.97%	0.95%	0.99%	0.93%
Net expenses	0.92%	0.92%	0.92%	0.99%	0.93%
Net investment income	3.35%	3.33%	3.38%	2.95%	1.77%
Portfolio Turnover	97%	152%	118%	98%	35%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.
18
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2026
Financial Highlights — continued

	Class C
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$10.96	$11.35	$11.13	$11.39	$12.87
Income (Loss) From Operations
Net investment income(1)	$0.30	$0.29	$0.29	$0.24	$0.12
Net realized and unrealized gain (loss)	0.36	(0.39)	0.21	(0.26)	(1.28)
Total income (loss) from operations	$0.66	$(0.10)	$0.50	$(0.02)	$(1.16)
Less Distributions
From net investment income	$(0.29)	$(0.29)	$(0.28)	$(0.24)	$(0.13)
From net realized gain	—	—	—	—	(0.19)
Total distributions	$(0.29)	$(0.29)	$(0.28)	$(0.24)	$(0.32)
Net asset value — End of year	$11.33	$10.96	$11.35	$11.13	$11.39
Total Return(2)	6.05%	(0.95)%	4.57%	(0.11)%	(9.15)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$6,022	$7,228	$10,908	$15,391	$24,274
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	1.71%	1.72%	1.69%	1.73%	1.68%
Interest and fee expense(4)	—	—	0.01%	0.01%	—
Total expenses	1.71%	1.72%	1.70%	1.74%	1.68%
Net expenses	1.67%	1.67%	1.67%	1.74%	1.68%
Net investment income	2.60%	2.56%	2.63%	2.20%	1.03%
Portfolio Turnover	97%	152%	118%	98%	35%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.
19
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2026
Financial Highlights — continued

	Class I
	Year Ended July 31,
	2026	2025	2024	2023	2022
Net asset value — Beginning of year	$10.98	$11.37	$11.15	$11.41	$12.89
Income (Loss) From Operations
Net investment income(1)	$0.41	$0.40	$0.40	$0.36	$0.24
Net realized and unrealized gain (loss)	0.37	(0.39)	0.21	(0.26)	(1.28)
Total income (loss) from operations	$0.78	$0.01	$0.61	$0.10	$(1.04)
Less Distributions
From net investment income	$(0.41)	$(0.40)	$(0.39)	$(0.36)	$(0.25)
From net realized gain	—	—	—	—	(0.19)
Total distributions	$(0.41)	$(0.40)	$(0.39)	$(0.36)	$(0.44)
Net asset value — End of year	$11.35	$10.98	$11.37	$11.15	$11.41
Total Return(2)	7.10%	0.14%	5.53%	0.90%	(8.22)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$699,919	$631,021	$584,101	$490,175	$645,430
Ratios (as a percentage of average daily net assets):(3)
Expenses excluding interest and fees	0.71%	0.72%	0.69%	0.73%	0.67%
Interest and fee expense(4)	—	—	0.01%	0.01%	—
Total expenses	0.71%	0.72%	0.70%	0.74%	0.67%
Net expenses	0.67%	0.67%	0.67%	0.74%	0.67%
Net investment income	3.60%	3.58%	3.63%	3.19%	2.01%
Portfolio Turnover	97%	152%	118%	98%	35%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)
Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions.
20
See Notes to Financial Statements.

Eaton Vance
Municipal Opportunities Fund
July 31, 2026
Notes to Financial Statements

1 Significant Accounting Policies
Eaton Vance Municipal Opportunities Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
B Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
C Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of July 31, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state,
21

Eaton Vance
Municipal Opportunities Fund
July 31, 2026
Notes to Financial Statements — continued

and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid. The adoption of ASU 2023-09 did not result in any changes to the Fund's financial statement presentation or disclosure.
D Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2 Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended July 31, 2026 and July 31, 2025 was as follows:
	Year Ended July 31,
	2026	2025
Tax-exempt income	$23,971,891	$21,517,634
Ordinary income	$2,778,282	$3,014,387
22

Eaton Vance
Municipal Opportunities Fund
July 31, 2026
Notes to Financial Statements — continued

As of July 31, 2026, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$243,186
Deferred capital losses	(46,797,695)
Net unrealized depreciation	(6,196,893)
Distributions payable	(175,763)
Accumulated loss	$(52,927,165)
At July 31, 2026, the Fund, for federal income tax purposes, had deferred capital losses of $46,797,695 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at July 31, 2026, $10,306,130 are short-term and $36,491,565 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$794,287,204
Gross unrealized appreciation	$7,148,200
Gross unrealized depreciation	(13,345,093)
Net unrealized depreciation	$(6,196,893)
3 Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%
For the year ended July 31, 2026, the Fund's investment adviser and administration fee amounted to $4,494,462 or 0.59% of the Fund’s average daily net assets.
EVM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.92%, 1.67% and 0.67% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after December 1, 2026. Pursuant to this agreement, EVM waived and/or reimbursed $332,301 of the Fund’s operating expenses for the year ended July 31, 2026.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended July 31, 2026, EVM earned $8,000 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the
Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $6,586 as its portion of the sales charge on sales of Class A shares for the year ended July 31, 2026. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended July 31, 2026 in the amount of $8,333. EVD also received distribution and service fees from Class A and Class C shares (see
23

Eaton Vance
Municipal Opportunities Fund
July 31, 2026
Notes to Financial Statements — continued

Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4 Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2026 amounted to $187,868 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended July 31, 2026, the Fund paid or accrued to EVD $51,229 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended July 31, 2026 amounted to $17,076 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5 Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2026, the Fund was informed that EVD received $5,633 and $500 of CDSCs paid by Class A and Class C shareholders, respectively.
6 Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the year ended July 31, 2026 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$760,878,074	$731,792,842
U.S. Government and Agency Securities	12,908,750	1,975,547
	$773,786,824	$733,768,389
24

Eaton Vance
Municipal Opportunities Fund
July 31, 2026
Notes to Financial Statements — continued

7 Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended July 31, 2026		Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	1,546,832	$ 17,684,244	2,528,040	$ 28,386,140
Issued to shareholders electing to receive payments of distributions in Fund shares	206,393	2,359,643	180,866	2,035,706
Redemptions	(1,608,221)	(18,376,761)	(1,561,308)	(17,556,969)
Net increase	145,004	$ 1,667,126	1,147,598	$ 12,864,877
Class C
Sales	111,580	$ 1,277,222	100,381	$ 1,132,045
Issued to shareholders electing to receive payments of distributions in Fund shares	15,044	171,886	19,717	222,339
Redemptions	(254,720)	(2,906,466)	(422,082)	(4,771,636)
Net decrease	(128,096)	$ (1,457,358)	(301,984)	$ (3,417,252)
Class I
Sales	24,173,815	$276,449,152	26,549,955	$298,502,037
Issued to shareholders electing to receive payments of distributions in Fund shares	1,943,771	22,255,241	1,835,523	20,691,324
Redemptions	(21,938,244)	(251,678,745)	(22,315,980)	(249,932,010)
Net increase	4,179,342	$ 47,025,648	6,069,498	$ 69,261,351
8 Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended July 31, 2026.
9 Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
25

Eaton Vance
Municipal Opportunities Fund
July 31, 2026
Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Closed-End Funds	$2,039,983	$ —	$ —	$2,039,983
Tax-Exempt Mortgage-Backed Securities	—	323,361	—	323,361
Tax-Exempt Municipal Obligations	—	718,783,042	—	718,783,042
Taxable Municipal Obligations	—	51,229,999	—	51,229,999
U.S. Treasury Obligations	—	10,906,054	—	10,906,054
Short-Term Investments:
Money Market Fund	1,808,172	—	—	1,808,172
U.S. Treasury Obligations	—	2,999,700	—	2,999,700
Total Investments	$3,848,155	$784,242,156	$ —	$788,090,311
10 Subsequent Event
In September 2026, the Board of Trustees of the Fund approved the reorganization of the Fund into a corresponding exchange-traded fund, the Eaton Vance Municipal Opportunities ETF. The proposed reorganization is subject to approval by the shareholders of the Fund.
26

Eaton Vance
Municipal Opportunities Fund
July 31, 2026
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Municipal Opportunities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Municipal Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Municipals Trust), including the portfolio of investments, as of July 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 23, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
27

Eaton Vance
Municipal Opportunities Fund
July 31, 2026
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2027 will show the tax status of all distributions paid to your account in calendar year 2026. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended July 31, 2026, the Fund designates 89.61% of distributions from net investment income as an exempt-interest dividend.
28

Eaton Vance
Municipal Opportunities Fund
July 31, 2026
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 11, 2026, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2026, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
• Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
• Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and the cost allocation methodology used to determine such analyses;
Information about Portfolio Management and Trading
• Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
• Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
• Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
• Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
• Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”
29

Eaton Vance
Municipal Opportunities Fund
July 31, 2026
Board of Trustees’ Contract Approval — continued

• Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
• Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
• Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
• Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
• Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
• Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
• Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
• Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
• Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
• Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 11, 2026 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
30

Eaton Vance
Municipal Opportunities Fund
July 31, 2026
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Municipal Opportunities Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2025, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
31

Eaton Vance
Municipal Opportunities Fund
July 31, 2026
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct and indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the other Eaton Vance Funds, including, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agent(s), and research received by each Adviser generated from commission dollars spent on funds’ portfolio trading.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
32

EMOAX-NCSR 7.31.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	September 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	September 24, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	September 24, 2026